NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)1

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)1

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)1

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)1

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)1

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)1

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)1

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)1

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)1

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)1

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)1

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)1

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi- Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)1

Allspring Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)1

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from September 27, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from June 24, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from May 6, 2021 (inception) to December 31, 2021.

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 16, 2021 (inception) to December 31, 2021.

PIMCO FUNDS

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from February 16, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from November 19, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 14, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from August 18, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from July 1, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB ( PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)1

Statement of operations for the period from January 1, 2021 to December 16, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to December 16, 2021 (liquidation) and the year ended December 31, 2020.

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	23,174	$242,310	$268,358	$7	$268,365	$-	$268,365	$268,365	$-	$268,365
ALVDAA	4,177	50,583	62,410	-	62,410	-	62,410	62,410	-	62,410
ALVGIB	121,775	3,541,781	4,398,511	-	4,398,511	150	4,398,361	4,398,361	-	4,398,361
ALVIVB	179,646	2,711,496	2,806,071	-	2,806,071	57	2,806,014	2,806,014	-	2,806,014
ALVSVA	25,539	445,421	599,152	-	599,152	1	599,151	599,151	-	599,151
ALVSVB	5,992,360	107,892,841	138,842,992	-	138,842,992	77	138,842,915	138,828,800	14,115	138,842,915
ALMCS	25,509	643,231	480,329	-	480,329	14	480,315	480,315	-	480,315
AAEIP3	8,350	71,354	73,648	-	73,648	20	73,628	73,628	-	73,628
ARLPE3	6,476	103,433	112,678	-	112,678	2	112,676	112,676	-	112,676
ACVB	2,788,948	20,828,085	26,662,340	215	26,662,555	-	26,662,555	26,589,335	73,220	26,662,555
ACVCA	2,149	31,797	40,193	69	40,262	-	40,262	-	40,262	40,262
ACVI	396	4,625	5,884	41	5,925	-	5,925	-	5,925	5,925
ACVIG	1,561,226	14,704,012	16,736,341	-	16,736,341	65	16,736,276	16,736,276	-	16,736,276
ACVIG2	358,574	3,354,372	3,843,912	-	3,843,912	157	3,843,755	3,843,755	-	3,843,755
ACVIP1	263,121	2,777,695	3,012,740	-	3,012,740	16	3,012,724	3,012,724	-	3,012,724
ACVIP2	25,238,882	266,105,416	288,228,028	-	288,228,028	316	288,227,712	288,065,984	161,728	288,227,712
ACVMV1	420,706	8,610,701	10,526,065	21	10,526,086	-	10,526,086	10,504,015	22,071	10,526,086
ACVMV2	7,129,534	139,774,652	178,594,830	-	178,594,830	195	178,594,635	178,524,133	70,502	178,594,635
ACVV2	2,630,652	34,382,841	36,013,626	43	36,013,669	-	36,013,669	36,013,669	-	36,013,669
AFGC	58,947	734,144	687,917	8	687,925	-	687,925	687,566	359	687,925
AFGF	136,220	10,537,077	17,378,927	269	17,379,196	-	17,379,196	17,375,021	4,175	17,379,196
AFHY	40,621	408,299	413,932	110	414,042	-	414,042	409,537	4,505	414,042
AMVBC4	174,238	2,610,506	3,085,761	-	3,085,761	33	3,085,728	3,085,728	-	3,085,728
AMVCB4	52,047	578,562	631,847	-	631,847	24	631,823	631,823	-	631,823
AMVGS4	26,703	699,546	880,122	-	880,122	10	880,112	880,112	-	880,112
AMVI4	28,655	647,425	639,291	-	639,291	-	639,291	639,291	-	639,291
AMVNW4	13,286	426,860	415,048	-	415,048	6	415,042	415,042	-	415,042
AVPAP2	45,716,897	556,398,583	682,553,271	-	682,553,271	52	682,553,219	682,553,219	-	682,553,219
BRVED3	19,630,178	220,451,920	238,310,366	-	238,310,366	127	238,310,239	238,259,220	51,019	238,310,239
BRVHY3	8,309,451	61,649,117	63,068,734	213,531	63,282,265	-	63,282,265	63,267,127	15,138	63,282,265
BRVTR3	43,083,394	514,212,318	509,676,549	484,674	510,161,223	-	510,161,223	510,155,837	5,386	510,161,223
MLVGA3	24,565,861	359,567,117	353,257,075	-	353,257,075	624	353,256,451	352,943,929	312,522	353,256,451
DCAP	675	33,742	36,265	42	36,307	-	36,307	-	36,307	36,307
DCAPS	6,271	315,246	332,099	-	332,099	15,223	316,876	316,876	-	316,876
DGI	407,307	11,590,780	16,935,837	-	16,935,837	119	16,935,718	16,926,571	9,147	16,935,718
DSIF	3,528,629	143,679,316	274,562,634	577	274,563,211	-	274,563,211	274,133,955	429,256	274,563,211
DSIFS	9,023	639,157	703,755	-	703,755	4,728	699,027	663,173	35,854	699,027

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DSRG	861,564	31,591,977	50,039,641	195	50,039,836	-	50,039,836	50,019,348	20,488	50,039,836
DVDLS	13,340	591,818	730,626	-	730,626	30	730,596	730,186	410	730,596
DVMCSS	1,737,362	32,535,014	42,808,594	-	42,808,594	64	42,808,530	42,797,568	10,962	42,808,530
DVSCS	2,853,644	46,000,346	67,203,307	-	67,203,307	65	67,203,242	67,131,236	72,006	67,203,242
CHSMM	8,204,206	8,204,206	8,204,206	42	8,204,248	-	8,204,248	8,204,248	-	8,204,248
CLVHY2	1,809,570	12,065,436	12,250,792	-	12,250,792	28	12,250,764	12,250,764	-	12,250,764
DWVSVS	1,792,100	61,963,288	81,110,442	-	81,110,442	36	81,110,406	81,105,921	4,485	81,110,406
ETVFR	9,241,035	84,415,495	84,001,006	-	84,001,006	17	84,000,989	83,996,540	4,449	84,000,989
FQB	396,962	4,401,595	4,469,796	-	4,469,796	63	4,469,733	4,469,733	-	4,469,733
FQBS	1,252,870	13,831,626	14,069,725	39	14,069,764	-	14,069,764	14,069,764	-	14,069,764
FVU2S	45,778	482,520	590,530	-	590,530	70	590,460	590,460	-	590,460
FAMP	4,926,174	73,862,889	90,296,761	202	90,296,963	-	90,296,963	90,202,727	94,236	90,296,963
FB2	45,738,857	869,585,835	1,121,516,765	131	1,121,516,896	-	1,121,516,896	1,121,307,676	209,220	1,121,516,896
FC2	3,928,196	184,149,227	206,269,578	8	206,269,586	-	206,269,586	206,269,586	-	206,269,586
FEI2	14,802,716	321,567,273	374,064,629	-	374,064,629	1,078	374,063,551	373,846,650	216,901	374,063,551
FEIP	11,270,236	246,615,758	294,716,677	2,791	294,719,468	-	294,719,468	294,257,351	462,117	294,719,468
FEMS2	3,622,567	51,687,313	45,571,897	-	45,571,897	28	45,571,869	45,571,869	-	45,571,869
FF10S	353,306	4,568,521	5,098,211	-	5,098,211	49	5,098,162	5,098,162	-	5,098,162
FF10S2	20,937,375	268,578,574	300,032,582	205	300,032,787	-	300,032,787	299,900,615	132,172	300,032,787
FF20S	517,812	7,168,553	7,958,763	-	7,958,763	68	7,958,695	7,958,695	-	7,958,695
FF20S2	26,643,629	325,531,784	407,913,963	-	407,913,963	205	407,913,758	407,506,690	407,068	407,913,758
FF30S	929,867	13,132,973	16,626,025	-	16,626,025	124	16,625,901	16,625,901	-	16,625,901
FF30S2	5,426,514	78,139,022	96,646,215	-	96,646,215	30	96,646,185	96,637,719	8,466	96,646,185
FG2	8,206,234	634,941,045	815,863,758	-	815,863,758	1,995	815,861,763	815,237,269	624,494	815,861,763
FGI2	32,246,231	663,980,531	819,699,181	-	819,699,181	92	819,699,089	819,699,089	-	819,699,089
FGP	5,866,615	371,826,853	600,917,349	6,544	600,923,893	-	600,923,893	599,962,755	961,138	600,923,893
FHIP	6,112,330	32,623,026	32,089,732	-	32,089,732	114	32,089,618	32,034,989	54,629	32,089,618
FIGBP2	89,989,261	1,155,919,546	1,168,060,607	-	1,168,060,607	558	1,168,060,049	1,168,004,763	55,286	1,168,060,049
FIGBS	1,027,475	13,454,203	13,542,118	1	13,542,119	-	13,542,119	13,519,931	22,188	13,542,119
FMC2	6,171,953	191,813,827	243,113,246	-	243,113,246	43,515	243,069,731	243,048,750	20,981	243,069,731
FMCS	462,903	15,732,202	18,807,744	-	18,807,744	4	18,807,740	18,792,939	14,801	18,807,740
FNRS2	4,521,781	58,621,420	70,946,748	-	70,946,748	63	70,946,685	70,934,510	12,175	70,946,685
FO2	4,262,299	91,305,381	123,350,935	-	123,350,935	455	123,350,480	123,151,475	199,005	123,350,480
FOP	2,006,636	41,234,379	58,754,316	402	58,754,718	-	58,754,718	58,706,528	48,190	58,754,718
FRESS2	1,193,780	25,125,241	27,886,710	-	27,886,710	32	27,886,678	27,886,678	-	27,886,678
FVSS	385,381	5,527,649	6,300,974	-	6,300,974	64	6,300,910	6,300,910	-	6,300,910
FVSS2	369,332	5,034,195	6,127,213	-	6,127,213	83	6,127,130	6,107,777	19,353	6,127,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVDM2	712,038	6,824,345	7,597,445	-	7,597,445	45	7,597,400	7,597,400	-	7,597,400
FTVFA2	13,970,919	83,328,680	83,266,679	5	83,266,684	-	83,266,684	83,164,730	101,954	83,266,684
FTVGI2	5,395,385	88,924,541	70,841,401	9	70,841,410	-	70,841,410	70,707,342	134,068	70,841,410
FTVIS2	13,325,116	200,076,386	223,328,948	-	223,328,948	1,151	223,327,797	223,080,666	247,131	223,327,797
FTVMD2	38,575	619,302	756,454	-	756,454	8	756,446	756,446	-	756,446
FTVRD2	586	20,138	20,759	-	20,759	15	20,744	-	20,744	20,744
FTVSI2	143,765	1,494,591	1,470,712	-	1,470,712	7	1,470,705	1,470,705	-	1,470,705
FTVSV2	4,341,797	61,557,500	76,155,118	-	76,155,118	82	76,155,036	76,141,515	13,521	76,155,036
TIF2	1,817,109	25,612,022	24,694,515	82	24,694,597	-	24,694,597	24,682,119	12,478	24,694,597
GVGMNS	846,268	10,228,330	10,883,007	-	10,883,007	28	10,882,979	10,869,659	13,320	10,882,979
GVMSAS	426,198	4,074,525	4,159,692	20	4,159,712	-	4,159,712	4,159,712	-	4,159,712
GVSSCS	45,319	546,220	585,972	24	585,996	-	585,996	585,996	-	585,996
RSRF	3,317	53,756	58,741	-	58,741	6	58,735	58,735	-	58,735
RVARS	553,285	13,828,987	14,944,227	-	14,944,227	20	14,944,207	14,921,942	22,265	14,944,207
ACEG2	3,606	309,072	299,439	-	299,439	19	299,420	298,670	750	299,420
IVBRA1	19,765	207,153	212,673	-	212,673	1	212,672	212,672	-	212,672
IVMCC2	1,147,529	12,526,309	14,401,487	-	14,401,487	123	14,401,364	14,370,003	31,361	14,401,364
OVAG	135,162	11,351,603	15,493,569	-	15,493,569	76	15,493,493	15,493,235	258	15,493,493
OVAG2	168,037	12,650,135	17,435,536	-	17,435,536	43	17,435,493	17,435,493	-	17,435,493
OVB	2,003,556	15,871,447	15,627,736	159	15,627,895	-	15,627,895	15,597,351	30,544	15,627,895
OVGIS	2,691	93,741	94,931	-	94,931	63,616	31,315	10,213	21,102	31,315
OVGS	2,737,437	112,048,395	156,636,128	-	156,636,128	45	156,636,083	156,425,451	210,632	156,636,083
OVGSS	2,664,690	112,066,743	149,702,262	96	149,702,358	-	149,702,358	149,514,243	188,115	149,702,358
OVIG	642,317	1,625,319	1,875,566	-	1,875,566	21	1,875,545	1,875,545	-	1,875,545
OVIGS	433,752	1,355,487	1,327,280	-	1,327,280	3	1,327,277	1,327,277	-	1,327,277
OVMS	1,338,168	19,214,432	24,809,630	9	24,809,639	-	24,809,639	24,750,638	59,001	24,809,639
OVSB	296,395	1,436,439	1,318,958	-	1,318,958	35	1,318,923	1,318,923	-	1,318,923
OVSBS	899,863	4,533,818	4,148,369	-	4,148,369	12	4,148,357	4,148,246	111	4,148,357
OVSC	197,280	4,815,699	6,208,411	31	6,208,442	-	6,208,442	6,196,020	12,422	6,208,442
OVSCS	4,059,185	93,455,704	125,144,678	-	125,144,678	709	125,143,969	125,000,639	143,330	125,143,969
WRASP	13,704,193	131,726,120	139,629,286	-	139,629,286	131	139,629,155	139,284,839	344,316	139,629,155
WRENG	20,967	48,121	72,805	-	72,805	12	72,793	72,793	-	72,793
WRHIP	18,556,228	64,639,004	62,953,859	4	62,953,863	-	62,953,863	62,803,120	150,743	62,953,863
WRMCG	13,846,074	196,406,856	247,038,886	-	247,038,886	82	247,038,804	247,038,804	-	247,038,804
WRPAP	2,482	12,036	13,568	-	13,568	1	13,567	13,567	-	13,567
WRPCP	502,312	2,682,223	2,763,520	-	2,763,520	25	2,763,495	2,763,495	-	2,763,495
WRPMAP	6,878,003	33,778,343	38,899,233	-	38,899,233	26	38,899,207	38,899,207	-	38,899,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRPMAV	839,536	4,304,478	5,126,541	-	5,126,541	17	5,126,524	5,126,524	-	5,126,524
WRPMCP	1,002,135	5,109,206	5,542,308	-	5,542,308	33	5,542,275	5,542,275	-	5,542,275
WRPMP	3,625,661	17,741,137	19,992,619	-	19,992,619	16	19,992,603	19,992,603	-	19,992,603
JPICB2	3,936,414	44,844,874	43,969,749	-	43,969,749	24	43,969,725	43,969,725	-	43,969,725
JPMMV1	819,045	8,833,053	10,926,054	-	10,926,054	114	10,925,940	10,925,940	-	10,925,940
JABS	1,192,063	59,183,878	63,346,238	-	63,346,238	24	63,346,214	63,346,214	-	63,346,214
JACAS	2,852,484	108,258,749	161,564,701	-	161,564,701	299	161,564,402	161,514,389	50,013	161,564,402
JAFBS	8,748,569	115,769,485	116,093,512	-	116,093,512	36	116,093,476	116,071,445	22,031	116,093,476
JAGTS	15,857,506	252,211,356	331,580,446	-	331,580,446	15	331,580,431	331,555,238	25,193	331,580,431
JAIGS	867,285	24,021,623	35,576,047	6	35,576,053	-	35,576,053	35,576,053	-	35,576,053
JAMGS	26,212	1,964,845	2,424,320	33	2,424,353	-	2,424,353	2,424,353	-	2,424,353
LZREMS	84,477	1,879,949	1,846,659	-	1,846,659	85,732	1,760,927	1,760,927	-	1,760,927
LDVS	88,708	2,515,855	2,632,241	-	2,632,241	21	2,632,220	2,632,220	-	2,632,220
LOVSDC	94,298	1,360,428	1,328,657	-	1,328,657	20	1,328,637	1,328,637	-	1,328,637
LOVTRC	5,673,842	96,460,650	95,604,236	-	95,604,236	78	95,604,158	95,604,158	-	95,604,158
MNCPS2	26,483	437,513	489,438	-	489,438	34	489,404	489,404	-	489,404
M2IGSS	281,909	5,539,691	7,631,265	23	7,631,288	-	7,631,288	7,631,288	-	7,631,288
M3GRES	6,586	138,618	149,503	8	149,511	-	149,511	149,511	-	149,511
MNDSC	5,506,302	108,914,727	109,245,023	14	109,245,037	-	109,245,037	109,245,037	-	109,245,037
MV2RIS	641,424	11,961,446	12,084,437	-	12,084,437	114	12,084,323	12,084,323	-	12,084,323
MV3MVS	2,822,122	28,077,712	30,902,234	-	30,902,234	-	30,902,234	30,902,234	-	30,902,234
MVBRES	13,594	817,766	920,474	7	920,481	-	920,481	920,481	-	920,481
MVFSC	18,070,498	330,890,111	436,583,243	75	436,583,318	-	436,583,318	436,449,503	133,815	436,583,318
MVIGSC	2,504,067	39,508,702	41,442,303	-	41,442,303	25	41,442,278	41,442,278	-	41,442,278
MVIVSC	9,627,343	242,875,653	355,826,611	-	355,826,611	107	355,826,504	355,593,370	233,134	355,826,504
MVRBSS	132,495	1,807,418	1,771,455	-	1,771,455	26	1,771,429	1,771,429	-	1,771,429
MVUSC	6,067	192,670	227,999	6	228,005	-	228,005	228,005	-	228,005
MGRFV	433	5,013	5,094	1	5,095	-	5,095	5,095	-	5,095
MSEM	138,781	1,096,773	999,223	-	999,223	84	999,139	999,139	-	999,139
MSEMB	73,264	562,973	523,102	-	523,102	59	523,043	523,043	-	523,043
MSGI2	2,406,542	18,829,578	19,902,099	23	19,902,122	-	19,902,122	19,819,332	82,790	19,902,122
MSVEG2	487,106	26,644,037	23,585,687	33	23,585,720	-	23,585,720	23,585,720	-	23,585,720
MSVF2	847,031	9,382,721	8,944,645	11	8,944,656	-	8,944,656	8,937,280	7,376	8,944,656
MSVFI	202,147	2,301,879	2,116,482	22	2,116,504	-	2,116,504	2,088,181	28,323	2,116,504
MSVRE	782	14,948	18,351	104	18,455	-	18,455	-	18,455	18,455
MSVREB	33	596	775	25	800	-	800	-	800	800
VKVGR2	27,666	263,436	286,617	24	286,641	-	286,641	286,641	-	286,641

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DTRTFB	1,995,321	20,320,445	19,713,771	2	19,713,773	-	19,713,773	19,713,773	-	19,713,773
EIF	242,323	4,545,511	5,522,551	14	5,522,565	-	5,522,565	5,522,565	-	5,522,565
EIF2	19,932,851	368,598,047	449,884,442	-	449,884,442	142	449,884,300	449,727,685	156,615	449,884,300
GBF	16,155,982	180,477,802	175,615,519	194	175,615,713	-	175,615,713	175,478,841	136,872	175,615,713
GBF2	44,333	489,773	480,125	-	480,125	12	480,113	480,113	-	480,113
GEM	526,702	6,520,530	7,236,882	54	7,236,936	-	7,236,936	7,229,036	7,900	7,236,936
GEM2	7,050,246	93,537,250	95,319,331	79,969	95,399,300	-	95,399,300	95,131,558	267,742	95,399,300
GIG	1,110,222	11,883,872	14,155,330	64	14,155,394	-	14,155,394	14,121,921	33,473	14,155,394
GVAAA2	249,593,951	5,456,988,504	7,512,777,911	-	7,512,777,911	112	7,512,777,799	7,511,968,439	809,360	7,512,777,799
GVABD2	323,115,399	3,794,940,610	3,951,701,327	-	3,951,701,327	89	3,951,701,238	3,951,560,486	140,752	3,951,701,238
GVAGG2	11,566,335	369,891,401	526,499,547	-	526,499,547	142	526,499,405	526,405,469	93,936	526,499,405
GVAGI2	65,203,966	3,468,880,777	4,423,437,027	294	4,423,437,321	-	4,423,437,321	4,423,082,796	354,525	4,423,437,321
GVAGR2	9,825,989	955,563,111	1,419,953,706	3,325	1,419,957,031	-	1,419,957,031	1,419,514,990	442,041	1,419,957,031
GVDMA	48,799,237	591,155,257	717,348,780	115	717,348,895	-	717,348,895	717,200,554	148,341	717,348,895
GVDMC	55,360,653	611,346,205	657,684,559	131	657,684,690	-	657,684,690	657,441,046	243,644	657,684,690
GVEX1	43,986	865,730	1,228,965	-	1,228,965	2	1,228,963	1,228,963	-	1,228,963
GVEX2	69,105,216	1,331,632,437	1,916,978,694	4,321	1,916,983,015	-	1,916,983,015	1,916,772,063	210,952	1,916,983,015
GVIDA	15,384,223	197,078,325	227,840,348	307	227,840,655	-	227,840,655	227,807,472	33,183	227,840,655
GVIDC	53,512,681	535,597,965	574,726,192	-	574,726,192	140	574,726,052	574,679,401	46,651	574,726,052
GVIDM	152,468,581	1,769,390,265	2,003,437,159	-	2,003,437,159	102	2,003,437,057	2,002,539,973	897,084	2,003,437,057
GVIX2	505,647	5,140,476	5,653,132	-	5,653,132	22	5,653,110	5,653,110	-	5,653,110
GVIX8	13,468,280	131,729,232	149,632,590	-	149,632,590	188	149,632,402	149,568,578	63,824	149,632,402
HIBF	8,215,927	52,909,264	53,814,323	-	53,814,323	101	53,814,222	53,785,718	28,504	53,814,222
IDPG2	92,992,644	1,015,805,476	1,201,464,963	-	1,201,464,963	159	1,201,464,804	1,201,464,804	-	1,201,464,804
IDPGI2	40,908,979	440,688,618	489,680,485	-	489,680,485	19	489,680,466	489,674,450	6,016	489,680,466
MCIF	15,203,473	353,349,908	420,680,087	44,178	420,724,265	-	420,724,265	420,558,123	166,142	420,724,265
MCIF2	117,869	2,922,575	3,214,292	-	3,214,292	24	3,214,268	3,214,268	-	3,214,268
MSBF	23,919,380	219,377,774	218,862,330	-	218,862,330	519	218,861,811	218,845,979	15,832	218,861,811
NAMAA2	214,485,403	2,309,646,019	2,910,566,913	43	2,910,566,956	-	2,910,566,956	2,910,566,956	-	2,910,566,956
NAMGI2	50,951,133	568,375,356	737,262,891	-	737,262,891	16	737,262,875	737,253,728	9,147	737,262,875
NCPG2	108,978,270	1,153,286,646	1,416,717,516	-	1,416,717,516	51	1,416,717,465	1,416,717,465	-	1,416,717,465
NCPGI2	49,621,976	522,721,966	599,433,468	-	599,433,468	78	599,433,390	599,427,265	6,125	599,433,390
NJMMA2	2,901,017	29,372,979	29,271,262	-	29,271,262	46	29,271,216	29,271,216	-	29,271,216
NJNDE2	2,618,167	38,199,093	44,351,747	-	44,351,747	138	44,351,609	44,351,609	-	44,351,609
NVAMV1	1,877,301	28,532,138	37,301,978	95	37,302,073	-	37,302,073	37,274,539	27,534	37,302,073
NVAMV2	4,048,939	53,616,589	79,966,554	18	79,966,572	-	79,966,572	79,819,886	146,686	79,966,572
NVAMVX	305,075	4,363,908	6,052,682	-	6,052,682	122	6,052,560	6,052,560	-	6,052,560

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVAMVZ	9,544,526	126,817,393	187,263,593	-	187,263,593	56	187,263,537	187,263,537	-	187,263,537
NVBX	112,335	1,250,870	1,200,862	-	1,200,862	7	1,200,855	1,200,855	-	1,200,855
NVCBD1	274,942	3,112,388	2,969,377	-	2,969,377	61	2,969,316	2,969,316	-	2,969,316
NVCBD2	10,887,179	119,773,993	117,146,046	-	117,146,046	72	117,145,974	116,947,528	198,446	117,145,974
NVCCA2	199,498,554	2,088,296,926	2,443,857,284	-	2,443,857,284	58	2,443,857,226	2,443,533,515	323,711	2,443,857,226
NVCCN2	59,541,587	611,835,192	675,201,596	-	675,201,596	94	675,201,502	675,177,195	24,307	675,201,502
NVCMA2	31,631,538	303,856,439	354,589,536	37	354,589,573	-	354,589,573	354,589,573	-	354,589,573
NVCMC2	56,447,690	611,500,014	680,194,669	-	680,194,669	84	680,194,585	680,077,679	116,906	680,194,585
NVCMD2	190,671,040	2,040,137,277	2,341,440,376	-	2,341,440,376	6	2,341,440,370	2,341,290,262	150,108	2,341,440,370
NVCRA2	9,095,934	92,207,269	118,156,184	-	118,156,184	42	118,156,142	118,151,859	4,283	118,156,142
NVCRB2	162,526,233	1,780,990,126	2,013,700,023	-	2,013,700,023	14	2,013,700,009	2,013,484,975	215,034	2,013,700,009
NVDBL2	86,878,832	1,309,370,636	1,506,478,955	-	1,506,478,955	169	1,506,478,786	1,506,404,226	74,560	1,506,478,786
NVDCA2	69,894,167	1,148,654,608	1,412,561,115	-	1,412,561,115	120	1,412,560,995	1,412,057,968	503,027	1,412,560,995
NVFIII	3,117,003	34,784,610	34,193,526	10	34,193,536	-	34,193,536	34,193,536	-	34,193,536
NVGEII	2,666,230	38,363,228	43,379,558	-	43,379,558	61	43,379,497	43,379,497	-	43,379,497
NVIE6	3,318,302	34,157,330	41,910,161	-	41,910,161	248	41,909,913	41,878,046	31,867	41,909,913
NVLCP2	54,669	644,661	637,442	-	637,442	36	637,406	630,668	6,738	637,406
NVLCPP	41,752,081	490,428,881	481,819,013	-	481,819,013	258	481,818,755	481,818,755	-	481,818,755
NVMGA2	32,202,283	338,092,687	390,613,692	44	390,613,736	-	390,613,736	390,613,736	-	390,613,736
NVMIG1	2,429,927	26,706,740	28,089,961	11,540	28,101,501	-	28,101,501	28,002,819	98,682	28,101,501
NVMIG6	18,282,012	213,558,083	209,511,862	-	209,511,862	36	209,511,826	209,508,046	3,780	209,511,826
NVMIVX	189,224	1,807,703	2,177,972	-	2,177,972	32	2,177,940	2,169,305	8,635	2,177,940
NVMIVZ	17,235,341	182,384,901	198,378,779	-	198,378,779	59	198,378,720	198,371,983	6,737	198,378,720
NVMLG1	1,250,954	12,555,638	13,110,000	67	13,110,067	-	13,110,067	13,032,023	78,044	13,110,067
NVMLG2	17,394,545	166,142,375	175,858,848	-	175,858,848	209	175,858,639	175,813,389	45,250	175,858,639
NVMM2	1,398,483	1,398,483	1,398,483	-	1,398,483	5	1,398,478	1,398,478	-	1,398,478
NVMMG1	19,118,685	211,284,537	221,012,001	536	221,012,537	-	221,012,537	220,644,760	367,777	221,012,537
NVMMG2	13,754,850	138,895,868	144,013,276	-	144,013,276	59	144,013,217	143,982,094	31,123	144,013,217
NVMMV1	77,303	707,992	735,922	-	735,922	11	735,911	735,911	-	735,911
NVMMV2	24,562,105	223,449,067	235,550,589	-	235,550,589	65	235,550,524	235,464,529	85,995	235,550,524
NVNMO1	5,825,130	59,681,493	88,250,720	116	88,250,836	-	88,250,836	88,053,178	197,658	88,250,836
NVNMO2	3,470,253	39,052,960	51,637,359	-	51,637,359	159	51,637,200	51,630,555	6,645	51,637,200
NVNSR1	152,026	2,125,564	2,408,096	-	2,408,096	30	2,408,066	2,408,066	-	2,408,066
NVNSR2	7,835,513	105,032,477	123,957,819	59	123,957,878	-	123,957,878	123,921,744	36,134	123,957,878
NVOLG1	22,489,141	406,207,561	540,414,054	80,063	540,494,117	-	540,494,117	539,546,722	947,395	540,494,117
NVOLG2	30,560,168	624,069,893	724,581,572	-	724,581,572	152	724,581,420	724,423,317	158,103	724,581,420
NVRE1	4,756,114	33,033,762	50,177,008	-	50,177,008	27	50,176,981	49,969,174	207,807	50,176,981

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVRE2	10,112,805	69,104,434	105,274,303	-	105,274,303	174	105,274,129	105,252,118	22,011	105,274,129
NVSIX2	20,696,888	197,951,756	209,659,474	55	209,659,529	-	209,659,529	209,538,965	120,564	209,659,529
NVSTB2	17,210,653	177,552,957	175,892,875	-	175,892,875	67	175,892,808	175,883,719	9,089	175,892,808
NVTIV3	2,345,670	19,256,866	27,209,774	-	27,209,774	32	27,209,742	27,192,723	17,019	27,209,742
SAM	672,966,029	672,966,029	672,966,029	5,826	672,971,855	-	672,971,855	670,472,324	2,499,531	672,971,855
SCF	2,943,906	57,253,847	76,217,723	223	76,217,946	-	76,217,946	75,978,903	239,043	76,217,946
SCF2	2,960,633	54,912,961	69,811,729	31	69,811,760	-	69,811,760	69,765,465	46,295	69,811,760
SCGF	381,709	6,515,564	7,584,553	-	7,584,553	18	7,584,535	7,584,535	-	7,584,535
SCGF2	3,445,924	50,993,404	59,235,442	62	59,235,504	-	59,235,504	59,233,597	1,907	59,235,504
SCVF	2,250,096	23,616,216	26,056,113	245	26,056,358	-	26,056,358	25,931,310	125,048	26,056,358
SCVF2	5,051,155	46,957,450	55,562,701	-	55,562,701	261	55,562,440	55,561,610	830	55,562,440
TRF	5,181,354	66,826,518	141,036,447	2,195	141,038,642	-	141,038,642	140,363,843	674,799	141,038,642
TRF2	4,609,407	84,469,649	124,822,741	-	124,822,741	234	124,822,507	124,781,722	40,785	124,822,507
AMCG	369	13,072	14,896	265	15,161	-	15,161	-	15,161	15,161
AMINS	7,693	103,671	125,937	1	125,938	-	125,938	125,938	-	125,938
AMMCGS	102,212	3,050,820	3,681,668	104	3,681,772	-	3,681,772	3,681,772	-	3,681,772
AMSRS	477,357	11,246,706	17,676,547	29	17,676,576	-	17,676,576	17,657,350	19,226	17,676,576
AMTB	5,513,440	58,344,457	57,780,852	-	57,780,852	95	57,780,757	57,767,611	13,146	57,780,757
NOTB4	519,319	5,855,899	6,496,685	-	6,496,685	19	6,496,666	6,496,666	-	6,496,666
NOTG4	352,411	4,045,926	4,637,732	-	4,637,732	87	4,637,645	4,637,645	-	4,637,645
NOTMG4	477,180	5,600,382	6,375,120	-	6,375,120	9	6,375,111	6,375,111	-	6,375,111
PMUBA	6,021	62,956	62,132	1	62,133	-	62,133	62,133	-	62,133
PMVAAD	3,722,968	39,932,234	43,409,805	-	43,409,805	28	43,409,777	43,367,124	42,653	43,409,777
PMVEBD	1,168,766	15,051,099	14,632,951	-	14,632,951	26	14,632,925	14,629,822	3,103	14,632,925
PMVFAD	1,799,031	18,359,518	16,497,113	-	16,497,113	2	16,497,111	16,497,111	-	16,497,111
PMVFHA	49,604	543,799	533,243	1	533,244	-	533,244	533,244	-	533,244
PMVFHV	122	1,354	1,314	2	1,316	-	1,316	1,316	-	1,316
PMVHYD	51,157	395,635	406,185	30	406,215	-	406,215	406,215	-	406,215
PMVIV	410,220	4,473,924	4,475,503	20	4,475,523	-	4,475,523	4,475,523	-	4,475,523
PMVLAD	39,004,456	402,578,535	399,015,586	-	399,015,586	459	399,015,127	398,995,721	19,406	399,015,127
PMVRA	60,388	804,029	844,824	15	844,839	-	844,839	844,839	-	844,839
PMVRSD	63,835	477,080	500,463	-	500,463	11	500,452	500,452	-	500,452
PMVSTA	8,414,766	87,100,433	86,672,086	-	86,672,086	60	86,672,026	86,672,026	-	86,672,026
PMVTRD	23,930	257,872	257,492	-	257,492	13,771	243,721	242,427	1,294	243,721
PVEIB	1,770,402	49,035,954	54,563,787	7	54,563,794	-	54,563,794	54,563,794	-	54,563,794
PVGOB	347,627	4,228,469	5,568,982	-	5,568,982	34	5,568,948	5,568,948	-	5,568,948
PVIGIB	661,732	7,442,302	7,523,897	-	7,523,897	76	7,523,821	7,523,821	-	7,523,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PVTIGB	1,161,055	18,294,591	19,807,591	70	19,807,661	-	19,807,661	19,714,613	93,048	19,807,661
ROCSC	22,613	187,734	212,786	7	212,793	-	212,793	212,793	-	212,793
TRHS2	6,204,768	276,218,204	379,669,775	-	379,669,775	2,522	379,667,253	379,495,777	171,476	379,667,253
VVGGS	39,302	413,316	344,284	-	344,284	40	344,244	344,244	-	344,244
VWBF	616,869	5,486,829	4,959,625	59	4,959,684	-	4,959,684	4,947,081	12,603	4,959,684
VWEM	830,890	11,235,787	11,964,820	57	11,964,877	-	11,964,877	11,950,296	14,581	11,964,877
VWHA	421,849	12,458,855	11,225,407	-	11,225,407	12	11,225,395	11,176,423	48,972	11,225,395
VWHAS	1,805,128	40,740,967	46,012,711	-	46,012,711	66	46,012,645	45,997,786	14,859	46,012,645
VRVDRA	607,882	13,145,464	15,391,571	-	15,391,571	40	15,391,531	15,391,531	-	15,391,531
SVDF	1,557	45,700	66,565	35	66,600	-	66,600	-	66,600	66,600
SVOF	8,814	224,315	309,738	177	309,915	-	309,915	-	309,915	309,915
WFVOG2	386	10,977	16,089	13	16,102	-	16,102	16,102	-	16,102
WFVSCG	11,277,214	134,413,704	158,332,078	52	158,332,130	-	158,332,130	158,327,753	4,377	158,332,130

Total (unaudited)			$65,604,055,220	$946,199	$65,605,001,419	$246,763	$65,604,754,656	$65,584,358,875	$20,395,781	$65,604,754,656

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVBWB	ALVDAA	ALVDAB	ALVGIB	ALVIVB	ALVSVA	ALVSVB
Reinvested dividends	$526,375,125	671	1,182	199,705	26,794	49,898	3,861	764,032
Mortality and expense risk charges (note 2)	(918,432,890)	(1,137)	(373)	(210,780)	(62,115)	(39,800)	(2,286)	(1,990,623)

Net investment income (loss)	(392,057,765)	(466)	809	(11,075)	(35,321)	10,098	1,575	(1,226,591)

Realized gain (loss) on investments	1,456,384,716	(9,410)	1,318	2,796,742	48,299	165,903	6,673	5,070,503
Change in unrealized gain (loss) on investments	4,406,688,877	40,130	3,341	(1,824,792)	912,492	(15,925)	148,210	29,301,522

Net gain (loss) on investments	5,863,073,593	30,720	4,659	971,950	960,791	149,978	154,883	34,372,025

Reinvested capital gains	1,480,948,612	5,830	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,951,964,440	36,084	5,468	960,875	925,470	160,076	156,458	33,145,434

Investment Activity*:	ALMCS	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI	ACVIG	ACVIG2
Reinvested dividends	$-	1,457	4,582	188,254	-	12	175,548	30,574
Mortality and expense risk charges (note 2)	(5,445)	(263)	(665)	(349,004)	(559)	(88)	(216,621)	(49,893)

Net investment income (loss)	(5,445)	1,194	3,917	(160,750)	(559)	(76)	(41,073)	(19,319)

Realized gain (loss) on investments	9,868	(136)	21,028	571,181	2,357	797	174,548	67,065
Change in unrealized gain (loss) on investments	(179,730)	10,089	(2,091)	1,864,868	(3,314)	(456)	670,370	128,753

Net gain (loss) on investments	(169,862)	9,953	18,937	2,436,049	(957)	341	844,918	195,818

Reinvested capital gains	192,029	-	-	1,216,241	5,223	218	2,278,975	538,425

Net increase (decrease) in contract owners’ equity resulting from operations	$16,722	11,147	22,854	3,491,540	3,707	483	3,082,820	714,924

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC	AFGF	AFHY
Reinvested dividends	$90,470	7,845,357	115,845	1,784,356	435,835	10,686	76,042	15,545
Mortality and expense risk charges (note 2)	(11,081)	(3,630,954)	(117,538)	(2,676,547)	(380,958)	(9,217)	(214,589)	(5,474)

Net investment income (loss)	79,389	4,214,403	(1,693)	(892,191)	54,877	1,469	(138,547)	10,071

Realized gain (loss) on investments	6,677	929,369	226,009	6,536,211	1,101,588	(583)	623,799	25,451
Change in unrealized gain (loss) on investments	75,478	6,600,953	1,710,774	25,660,660	1,555,579	(74,531)	532,436	(6,179)

Net gain (loss) on investments	82,155	7,530,322	1,936,783	32,196,871	2,657,167	(75,114)	1,156,235	19,272

Reinvested capital gains	-	-	-	-	-	61,040	2,040,826	-

Net increase (decrease) in contract owners’ equity resulting from operations	$161,544	11,744,725	1,935,090	31,304,680	2,712,044	(12,605)	3,058,514	29,343

Investment Activity*:	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVNW4	AVPAP2	BRVED3	BRVHY3
Reinvested dividends	$29,433	12,180	-	15,189	2,275	9,488,282	3,088,143	2,085,505
Mortality and expense risk charges (note 2)	(15,869)	(2,426)	(4,764)	(4,770)	(3,048)	(10,761,942)	(3,511,039)	(739,770)

Net investment income (loss)	13,564	9,754	(4,764)	10,419	(773)	(1,273,660)	(422,896)	1,345,735

Realized gain (loss) on investments	12,346	395	6,353	39,754	710	19,075,226	9,186,557	197,444
Change in unrealized gain (loss) on investments	398,864	39,810	13,292	(79,948)	(12,733)	54,530,718	3,252,917	(79,551)

Net gain (loss) on investments	411,210	40,205	19,645	(40,194)	(12,023)	73,605,944	12,439,474	117,893

Reinvested capital gains	-	-	19,482	-	6,398	-	29,140,881	178,923

Net increase (decrease) in contract owners’ equity resulting from operations	$424,774	49,959	34,363	(29,775)	(6,398)	72,332,284	41,157,459	1,642,551

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG
Reinvested dividends	$6,723,726	2,954,761	114,855	198,945	76,357	2,912,840	890,137	358,071
Mortality and expense risk charges (note 2)	(6,721,925)	(5,897,599)	(348,554)	(1,235,839)	(215,303)	(3,416,628)	(1,712,590)	(622,008)

Net investment income (loss)	1,801	(2,942,838)	(233,699)	(1,036,894)	(138,946)	(503,788)	(822,453)	(263,937)

Realized gain (loss) on investments	4,444	3,000,016	8,757,979	30,851,985	827,369	20,983,708	63,647,579	2,257,392
Change in unrealized gain (loss) on investments	(15,356,364)	(42,173,666)	(4,819,980)	(19,220,405)	1,697,585	28,606,101	(39,738,907)	7,510,118

Net gain (loss) on investments	(15,351,920)	(39,173,650)	3,937,999	11,631,580	2,524,954	49,589,809	23,908,672	9,767,510

Reinvested capital gains	1,689,657	58,792,851	2,873,970	9,321,651	1,038,932	11,316,975	6,215,319	1,052,885

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,660,462)	16,676,363	6,578,270	19,916,337	3,424,940	60,402,996	29,301,538	10,556,458

Investment Activity*:	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2	DWVSVS	ETVFR	FQB
Reinvested dividends	$-	177,594	495,494	5,220	530,678	431,906	1,972,902	121,067
Mortality and expense risk charges (note 2)	(10,706)	(634,143)	(1,006,676)	(73,021)	(143,860)	(1,102,412)	(1,064,466)	(62,550)

Net investment income (loss)	(10,706)	(456,549)	(511,182)	(67,801)	386,818	(670,506)	908,436	58,517

Realized gain (loss) on investments	13,621	1,130,174	4,126,405	-	82,135	(202,055)	(237,200)	4,081
Change in unrealized gain (loss) on investments	116,324	7,323,148	10,574,560	-	(128,297)	19,769,632	610,073	(233,663)

Net gain (loss) on investments	129,945	8,453,322	14,700,965	-	(46,162)	19,567,577	372,873	(229,582)

Reinvested capital gains	-	254,925	1,014,615	-	-	-	-	41,991

Net increase (decrease) in contract owners’ equity resulting from operations	$119,239	8,251,698	15,204,398	(67,801)	340,656	18,897,071	1,281,309	(129,074)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FQBS	FVU2S	FAMP	FB2	FC2	FEI2	FEIP	FEMS2
Reinvested dividends	$334,354	8,413	1,439,269	7,558,616	23,221	5,857,921	5,345,609	885,498
Mortality and expense risk charges (note 2)	(219,345)	(7,540)	(1,225,279)	(13,690,115)	(1,886,253)	(5,171,668)	(3,809,444)	(531,756)

Net investment income (loss)	115,009	873	213,990	(6,131,499)	(1,863,032)	686,253	1,536,165	353,742

Realized gain (loss) on investments	8,277	7,176	4,379,939	8,040,140	1,012,449	3,200,977	9,633,799	1,977,405
Change in unrealized gain (loss) on investments	(716,660)	75,129	2,451,059	74,495,964	12,759,457	24,294,746	16,403,200	(9,315,878)

Net gain (loss) on investments	(708,383)	82,305	6,830,998	82,536,104	13,771,906	27,495,723	26,036,999	(7,338,473)

Reinvested capital gains	129,221	-	491,928	71,395,219	19,407,473	40,027,985	31,319,165	4,533,568

Net increase (decrease) in contract owners’ equity resulting from operations	$(464,153)	83,178	7,536,916	147,799,824	31,316,347	68,209,961	58,892,329	(2,451,163)

Investment Activity*:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2	FGI2
Reinvested dividends	$48,345	2,417,654	79,205	3,441,382	160,964	809,667	-	16,928,897
Mortality and expense risk charges (note 2)	(72,155)	(4,419,041)	(107,055)	(6,097,493)	(215,041)	(1,406,930)	(10,782,651)	(9,884,763)

Net investment income (loss)	(23,810)	(2,001,387)	(27,850)	(2,656,111)	(54,077)	(597,263)	(10,782,651)	7,044,134

Realized gain (loss) on investments	176,411	9,374,957	218,617	17,440,948	445,579	1,611,696	15,391,566	12,401,659
Change in unrealized gain (loss) on investments	(103,340)	(5,691,246)	16,458	(6,078,081)	600,456	3,875,345	(19,074,361)	97,386,765

Net gain (loss) on investments	73,071	3,683,711	235,075	11,362,867	1,046,035	5,487,041	(3,682,795)	109,788,424

Reinvested capital gains	189,609	10,574,411	434,594	22,577,590	684,008	3,706,523	148,804,280	34,157,752

Net increase (decrease) in contract owners’ equity resulting from operations	$238,870	12,256,735	641,819	31,284,346	1,675,966	8,596,301	134,338,834	150,990,310

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2	FO2
Reinvested dividends	$-	1,716,017	20,872,472	287,126	842,800	91,009	1,472,418	380,338
Mortality and expense risk charges (note 2)	(7,651,730)	(440,785)	(15,462,992)	(201,344)	(3,746,854)	(237,269)	(991,928)	(1,696,951)

Net investment income (loss)	(7,651,730)	1,275,232	5,409,480	85,782	(2,904,054)	(146,260)	480,490	(1,316,613)

Realized gain (loss) on investments	44,316,134	(324,799)	1,374,410	253,064	10,167,091	453,296	(6,016,974)	2,827,669
Change in unrealized gain (loss) on investments	(43,799,073)	22,719	(60,849,442)	(1,059,565)	5,975,200	646,843	28,497,838	7,901,917

Net gain (loss) on investments	517,061	(302,080)	(59,475,032)	(806,501)	16,142,291	1,100,139	22,480,864	10,729,586

Reinvested capital gains	119,307,966	-	31,144,480	399,520	38,051,795	2,850,218	-	8,540,020

Net increase (decrease) in contract owners’ equity resulting from operations	$112,173,297	973,152	(22,921,072)	(321,199)	51,290,032	3,804,097	22,961,354	17,952,993

Investment Activity*:	FOP	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2	FTVIS2
Reinvested dividends	$295,226	130,245	82,769	72,059	78,087	1,505,852	-	10,021,525
Mortality and expense risk charges (note 2)	(753,806)	(163,494)	(70,319)	(83,123)	(128,941)	(1,415,762)	(1,208,562)	(3,388,411)

Net investment income (loss)	(458,580)	(33,249)	12,450	(11,064)	(50,854)	90,090	(1,208,562)	6,633,114

Realized gain (loss) on investments	2,880,889	152,672	157,327	277,735	797,426	(3,712,306)	(4,149,412)	(489,250)
Change in unrealized gain (loss) on investments	2,800,856	3,399,741	593,712	812,133	(1,491,536)	11,704,794	194,325	23,654,179

Net gain (loss) on investments	5,681,745	3,552,413	751,039	1,089,868	(694,110)	7,992,488	(3,955,087)	23,164,929

Reinvested capital gains	4,225,128	85,730	498,480	479,237	178,962	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,448,293	3,604,894	1,261,969	1,558,041	(566,002)	8,082,578	(5,163,649)	29,798,043

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS	GVSSCS
Reinvested dividends	$22,702	293,510	44,116	766,997	480,737	-	61,640	1,353
Mortality and expense risk charges (note 2)	(4,035)	(427,996)	(6,358)	(1,150,955)	(390,278)	(171,305)	(43,139)	(2,532)

Net investment income (loss)	18,667	(134,486)	37,758	(383,958)	90,459	(171,305)	18,501	(1,179)

Realized gain (loss) on investments	(17,076)	10,546,582	(14,404)	(352,345)	(1,018,646)	180,570	40,898	4,189
Change in unrealized gain (loss) on investments	143,746	(4,459,629)	(651)	15,261,778	1,673,457	81,230	7,102	(20,298)

Net gain (loss) on investments	126,670	6,086,953	(15,055)	14,909,433	654,811	261,800	48,000	(16,109)

Reinvested capital gains	-	1,105,439	-	2,030,935	-	1,308,052	-	126,789

Net increase (decrease) in contract owners’ equity resulting from operations	$145,337	7,057,906	22,703	16,556,410	745,270	1,398,547	66,501	109,501

Investment Activity*:	RSRF	RVARS	ACEG2	IVBRA1	IVMCC2	OVAG	OVAG2	OVB
Reinvested dividends	$114	-	-	6,667	36,410	-	-	337,380
Mortality and expense risk charges (note 2)	(104)	(243,039)	(82,389)	(1,047)	(257,554)	(200,662)	(253,355)	(220,676)

Net investment income (loss)	10	(243,039)	(82,389)	5,620	(221,144)	(200,662)	(253,355)	116,704

Realized gain (loss) on investments	(10)	273,948	1,728,221	(4,611)	(788,693)	920,848	1,415,615	122,050
Change in unrealized gain (loss) on investments	5,496	471,891	(1,367,338)	14,227	3,919,064	136,489	(457,671)	(1,348,576)

Net gain (loss) on investments	5,486	745,839	360,883	9,616	3,130,371	1,057,337	957,944	(1,226,526)

Reinvested capital gains	-	368,654	796,677	6,641	-	1,582,230	1,953,273	600,380

Net increase (decrease) in contract owners’ equity resulting from operations	$5,496	871,454	1,075,171	21,877	2,909,227	2,438,905	2,657,862	(509,442)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVGI	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVMS	OVSB
Reinvested dividends	$86,774	962,861	-	-	-	-	372,619	64,572
Mortality and expense risk charges (note 2)	(136,323)	(2,532,074)	(2,086,956)	(2,203,974)	(8,585)	(997,329)	(337,640)	(18,659)

Net investment income (loss)	(49,549)	(1,569,213)	(2,086,956)	(2,203,974)	(8,585)	(997,329)	34,979	45,913

Realized gain (loss) on investments	2,990,863	46,619,650	4,673,444	4,748,848	74,094	15,125,402	962,904	(15,896)
Change in unrealized gain (loss) on investments	(713,921)	(11,803,963)	9,840,875	8,025,064	(72,733)	(12,812,332)	(49,743)	(101,251)

Net gain (loss) on investments	2,276,942	34,815,687	14,514,319	12,773,912	1,361	2,313,070	913,161	(117,147)

Reinvested capital gains	707,379	10,946,355	7,925,329	7,656,701	169,694	7,036,817	1,273,981	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,934,772	44,192,829	20,352,692	18,226,639	162,470	8,352,558	2,222,121	(71,234)

Investment Activity*:	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP	WRMCG	WRPAP
Reinvested dividends	$182,742	22,619	222,855	2,194,504	1,016	3,797,256	-	210
Mortality and expense risk charges (note 2)	(63,863)	(81,671)	(1,862,647)	(2,448,734)	(379)	(1,058,134)	(3,414,957)	(76)

Net investment income (loss)	118,879	(59,052)	(1,639,792)	(254,230)	637	2,739,122	(3,414,957)	134

Realized gain (loss) on investments	(65,524)	190,697	4,793,836	(775,753)	554	(771,966)	12,390,902	(7)
Change in unrealized gain (loss) on investments	(278,438)	624,244	10,963,168	(1,301,087)	20,407	777,471	(4,659,020)	1,373

Net gain (loss) on investments	(343,962)	814,941	15,757,004	(2,076,840)	20,961	5,505	7,731,882	1,366

Reinvested capital gains	-	380,384	7,792,266	14,218,209	-	-	24,840,523	618

Net increase (decrease) in contract owners’ equity resulting from operations	$(225,083)	1,136,273	21,909,478	11,887,139	21,598	2,744,627	29,157,448	2,118

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP	JPICB2
Reinvested dividends	$85,948	689,119	73,659	102,849	20,900	76,566	382,607	466,326
Mortality and expense risk charges (note 2)	(12,076)	(148,756)	(22,361)	(20,474)	(4,895)	(21,118)	(80,004)	(419,393)

Net investment income (loss)	73,872	540,363	51,298	82,375	16,005	55,448	302,603	46,933

Realized gain (loss) on investments	181,848	(53,997)	55,291	(79,395)	191,065	878,149	(225,896)	33,813
Change in unrealized gain (loss) on investments	(163,026)	3,412,496	501,179	356,805	(98,699)	(410,457)	1,634,594	(1,213,099)

Net gain (loss) on investments	18,822	3,358,499	556,470	277,410	92,366	467,692	1,408,698	(1,179,286)

Reinvested capital gains	200,544	1,718,919	69,297	224,184	26,738	58,128	891,098	380,365

Net increase (decrease) in contract owners’ equity resulting from operations	$293,238	5,617,781	677,065	583,969	135,109	581,268	2,602,399	(751,988)

Investment Activity*:	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS	LZREMS
Reinvested dividends	$101,095	148,953	-	1,804,456	335,819	375,182	5,303	936,610
Mortality and expense risk charges (note 2)	(143,301)	(238,851)	(2,372,707)	(1,550,181)	(4,436,097)	(546,457)	(12,222)	(661,068)

Net investment income (loss)	(42,206)	(89,898)	(2,372,707)	254,275	(4,100,278)	(171,275)	(6,919)	275,542

Realized gain (loss) on investments	347,111	1,034,335	12,529,515	307,873	13,236,527	946,697	89,880	3,319,855
Change in unrealized gain (loss) on investments	1,698,234	1,574,817	(144,075)	(5,522,109)	(5,632,324)	3,345,247	54,451	(1,532,055)

Net gain (loss) on investments	2,045,345	2,609,152	12,385,440	(5,214,236)	7,604,203	4,291,944	144,331	1,787,800

Reinvested capital gains	556,894	91,982	20,619,129	2,557,168	38,503,696	-	200,047	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,560,033	2,611,236	30,631,862	(2,402,793)	42,007,621	4,120,669	337,459	2,063,342

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	LDVS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	M3GRES	MNDSC	MV2RIS
Reinvested dividends	$76,518	33,610	1,858,173	3,000	2,298	861	-	61,198
Mortality and expense risk charges (note 2)	(7,112)	(8,354)	(1,070,268)	(3,001)	(109,205)	(712)	(1,593,643)	(94,744)

Net investment income (loss)	69,406	25,256	787,905	(1)	(106,907)	149	(1,593,643)	(33,546)

Realized gain (loss) on investments	2,120	1,753	53,203	9,648	416,665	161	776,030	39,719
Change in unrealized gain (loss) on investments	116,386	(29,939)	(2,559,750)	(6,283)	282,512	10,884	(20,017,285)	3,624

Net gain (loss) on investments	118,506	(28,186)	(2,506,547)	3,365	699,177	11,045	(19,241,255)	43,343

Reinvested capital gains	22,537	-	632,061	21,798	949,896	-	19,814,029	440,267

Net increase (decrease) in contract owners’ equity resulting from operations	$210,449	(2,930)	(1,086,581)	25,162	1,542,166	11,194	(1,020,869)	450,064

Investment Activity*:	MV3MVS	MVBRES	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC	MGRFV
Reinvested dividends	$174,564	7,613	4,703,138	134,942	472,795	38,482	3,617	-
Mortality and expense risk charges (note 2)	(251,160)	(6,885)	(6,198,923)	(402,194)	(5,031,587)	(13,388)	(1,300)	(22)

Net investment income (loss)	(76,596)	728	(1,495,785)	(267,252)	(4,558,792)	25,094	2,317	(22)

Realized gain (loss) on investments	759,937	3,030	22,008,093	193,810	8,113,240	(396)	17,690	114
Change in unrealized gain (loss) on investments	2,628,720	102,708	55,376,380	399,564	15,740,386	(37,498)	1,450	(246)

Net gain (loss) on investments	3,388,657	105,738	77,384,473	593,374	23,853,626	(37,894)	19,140	(132)

Reinvested capital gains	167,695	57,950	9,244,344	1,435,161	9,167,729	114	8,152	236

Net increase (decrease) in contract owners’ equity resulting from operations	$3,479,756	164,416	85,133,032	1,761,283	28,462,563	(12,686)	29,609	82

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MSEM	MSEMB	MSGI2	MSVEG2	MSVF2	MSVFI	MSVRE	MSVREB
Reinvested dividends	$52,957	26,318	375,409	-	247,191	86,055	316	18
Mortality and expense risk charges (note 2)	(14,399)	(4,757)	(237,368)	(144,414)	(136,327)	(29,462)	(237)	(14)

Net investment income (loss)	38,558	21,561	138,041	(144,414)	110,864	56,593	79	4

Realized gain (loss) on investments	(3,385)	(2,296)	73,973	(214,255)	81,051	(3,481)	645	139
Change in unrealized gain (loss) on investments	(72,769)	(34,247)	880,531	(3,058,350)	(1,001,646)	(233,709)	4,181	160

Net gain (loss) on investments	(76,154)	(36,543)	954,504	(3,272,605)	(920,595)	(237,190)	4,826	299

Reinvested capital gains	-	-	580,424	891,851	617,599	142,630	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,596)	(14,982)	1,672,969	(2,525,168)	(192,132)	(37,967)	4,905	303

Investment Activity*:	VKVGR2	DTRTFB	EIF	EIF2	GBF	GBF2	GEM	GEM2
Reinvested dividends	$7,291	427,000	69,282	4,685,208	2,983,927	7,175	75,249	534,306
Mortality and expense risk charges (note 2)	(3,494)	(210,757)	(24,613)	(5,912,057)	(2,690,693)	(5,048)	(101,599)	(970,577)

Net investment income (loss)	3,797	216,243	44,669	(1,226,849)	293,234	2,127	(26,350)	(436,271)

Realized gain (loss) on investments	(8,397)	(19,662)	37,528	28,614,281	1,500,590	(6,104)	308,176	1,575,590
Change in unrealized gain (loss) on investments	64,673	(505,748)	779,169	34,073,108	(8,434,170)	(6,573)	(927,222)	(9,561,803)

Net gain (loss) on investments	56,276	(525,410)	816,697	62,687,389	(6,933,580)	(12,677)	(619,046)	(7,986,213)

Reinvested capital gains	-	45,400	53,884	4,403,273	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$60,073	(263,767)	915,250	65,863,813	(6,640,346)	(10,550)	(645,396)	(8,422,484)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC
Reinvested dividends	$362,280	81,630,980	77,624,899	-	44,049,817	-	1,107,958	1,393,381
Mortality and expense risk charges (note 2)	(185,318)	(107,708,661)	(55,159,157)	(7,349,434)	(59,731,664)	(17,582,386)	(10,453,203)	(9,978,907)

Net investment income (loss)	176,962	(26,077,681)	22,465,742	(7,349,434)	(15,681,847)	(17,582,386)	(9,345,245)	(8,585,526)

Realized gain (loss) on investments	266,075	272,110,870	13,330,498	8,640,451	119,735,913	23,022,138	25,893,102	11,047,452
Change in unrealized gain (loss) on investments	1,099,577	604,725,404	(136,729,624)	48,969,584	640,703,093	180,270,517	52,003,083	26,271,400

Net gain (loss) on investments	1,365,652	876,836,274	(123,399,126)	57,610,035	760,439,006	203,292,655	77,896,185	37,318,852

Reinvested capital gains	-	44,675,805	21,601,802	13,489,101	76,161,715	20,270,539	10,707,619	5,704,728

Net increase (decrease) in contract owners’ equity resulting from operations	$1,542,614	895,434,398	(79,331,582)	63,749,702	820,918,874	205,980,808	79,258,559	34,438,054

Investment Activity*:	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	GVIX2	GVIX8	HIBF
Reinvested dividends	$23,786	33,695,072	283,737	1,352,534	3,877,215	151,174	3,811,413	2,555,328
Mortality and expense risk charges (note 2)	(8,099)	(22,632,767)	(3,266,365)	(8,897,318)	(30,470,988)	(30,180)	(2,011,879)	(849,839)

Net investment income (loss)	15,687	11,062,305	(2,982,628)	(7,544,784)	(26,593,773)	120,994	1,799,534	1,705,489

Realized gain (loss) on investments	2,220	12,956,690	7,153,907	6,083,350	76,917,890	147,491	901,589	(14,731)
Change in unrealized gain (loss) on investments	213,340	302,515,768	18,333,537	5,208,754	97,077,492	55,292	7,586,794	148,088

Net gain (loss) on investments	215,560	315,472,458	25,487,444	11,292,104	173,995,382	202,783	8,488,383	133,357

Reinvested capital gains	7,697	11,189,398	3,658,102	3,632,584	23,183,460	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$238,944	337,724,161	26,162,918	7,379,904	170,585,069	323,777	10,287,917	1,838,846

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	IDPG2	IDPGI2	MCIF	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2
Reinvested dividends	$2,102,813	913,991	4,774,035	34,494	13,336,471	-	1,371,538	2,032,377
Mortality and expense risk charges (note 2)	(16,919,063)	(6,956,854)	(5,506,232)	(23,983)	(3,545,517)	(38,384,532)	(8,875,930)	(19,984,268)

Net investment income (loss)	(14,816,250)	(6,042,863)	(732,197)	10,511	9,790,954	(38,384,532)	(7,504,392)	(17,951,891)

Realized gain (loss) on investments	12,957,825	3,601,652	545,958	33,565	1,283,032	14,997,536	14,137,317	13,005,762
Change in unrealized gain (loss) on investments	75,245,625	19,432,778	62,957,822	217,473	(2,961,776)	307,788,431	116,596,567	181,651,282

Net gain (loss) on investments	88,203,450	23,034,430	63,503,780	251,038	(1,678,744)	322,785,967	130,733,884	194,657,044

Reinvested capital gains	43,403,889	11,338,565	6,685,661	43,944	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,791,089	28,330,132	69,457,244	305,493	8,112,210	284,401,435	123,229,492	176,705,153

Investment Activity*:	NCPGI2	NJMMA2	NJNDE2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX
Reinvested dividends	$886,518	649,804	95,980	439,915	769,979	74,981	1,934,165	23,915
Mortality and expense risk charges (note 2)	(8,622,024)	(269,841)	(364,697)	(473,381)	(1,167,302)	(68,305)	(2,647,976)	(6,577)

Net investment income (loss)	(7,735,506)	379,963	(268,717)	(33,466)	(397,323)	6,676	(713,811)	17,338

Realized gain (loss) on investments	4,213,117	43,955	755,851	(394,879)	1,046,114	208,108	13,019,628	1,586
Change in unrealized gain (loss) on investments	52,100,175	(319,993)	4,723,493	10,349,749	20,946,007	1,196,299	36,594,424	(90,952)

Net gain (loss) on investments	56,313,292	(276,038)	5,479,344	9,954,870	21,992,121	1,404,407	49,614,052	(89,366)

Reinvested capital gains	-	1,000,370	1,070,936	-	-	-	-	4,425

Net increase (decrease) in contract owners’ equity resulting from operations	$48,577,786	1,104,295	6,281,563	9,921,404	21,594,798	1,411,083	48,900,241	(67,603)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2
Reinvested dividends	$58,927	2,037,332	4,126,819	746,039	543,295	963,319	3,789,353	138,489
Mortality and expense risk charges (note 2)	(43,961)	(1,674,146)	(36,756,672)	(10,085,215)	(5,236,423)	(10,204,983)	(35,048,729)	(1,641,275)

Net investment income (loss)	14,966	363,186	(32,629,853)	(9,339,176)	(4,693,128)	(9,241,664)	(31,259,376)	(1,502,786)

Realized gain (loss) on investments	17,721	377,008	55,756,058	2,993,137	(2,506,809)	9,474,087	45,130,759	801,896
Change in unrealized gain (loss) on investments	(207,221)	(7,065,316)	299,685,564	24,127,232	57,578,954	49,621,582	248,651,653	17,316,960

Net gain (loss) on investments	(189,500)	(6,688,308)	355,441,622	27,120,369	55,072,145	59,095,669	293,782,412	18,118,856

Reinvested capital gains	88,481	3,302,116	-	1,532,848	-	169,137	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,053)	(3,023,006)	322,811,769	19,314,041	50,379,017	50,023,142	262,523,036	16,616,070

Investment Activity*:	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVLCP2	NVLCPP
Reinvested dividends	$3,194,824	3,044,153	2,410,843	300,263	476,778	970,505	227,492	8,636,550
Mortality and expense risk charges (note 2)	(29,560,193)	(22,253,588)	(21,122,038)	(324,578)	(361,426)	(677,840)	(968,259)	(1,051,145)

Net investment income (loss)	(26,365,369)	(19,209,435)	(18,711,195)	(24,315)	115,352	292,665	(740,767)	7,585,405

Realized gain (loss) on investments	28,377,824	40,400,921	51,025,445	42,276	514,470	1,197,149	875,734	(131,997)
Change in unrealized gain (loss) on investments	181,073,672	64,624,703	89,786,259	(643,882)	3,404,743	2,984,835	(4,774,695)	(8,609,868)

Net gain (loss) on investments	209,451,496	105,025,624	140,811,704	(601,606)	3,919,213	4,181,984	(3,898,961)	(8,741,865)

Reinvested capital gains	-	14,461,084	21,506,008	7,596	22,541	-	2,927,848	-

Net increase (decrease) in contract owners’ equity resulting from operations	$183,086,127	100,277,273	143,606,517	(618,325)	4,057,106	4,474,649	(1,711,880)	(1,156,460)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMGA2	NVMIG1	NVMIG6	NVMIVX	NVMIVZ	NVMLG1	NVMLG2	NVMM2
Reinvested dividends	$13,564,212	117,982	316,241	72,711	6,215,058	-	-	-
Mortality and expense risk charges (note 2)	(5,095,616)	(424,712)	(2,369,334)	(29,563)	(3,062,948)	(150,700)	(2,188,113)	(6,711)

Net investment income (loss)	8,468,596	(306,730)	(2,053,093)	43,148	3,152,110	(150,700)	(2,188,113)	(6,711)

Realized gain (loss) on investments	3,045,445	227,776	4,816,112	70,535	7,160,601	(279,598)	(10,280,254)	-
Change in unrealized gain (loss) on investments	(1,216,805)	(1,461,671)	(19,773,868)	69,495	7,322,277	2,184,062	33,895,155	-

Net gain (loss) on investments	1,828,640	(1,233,895)	(14,957,756)	140,030	14,482,878	1,904,464	23,614,901	-

Reinvested capital gains	-	1,002,132	4,746,720	-	-	1,974,182	25,242,849	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,297,236	(538,493)	(12,264,129)	183,178	17,634,988	3,727,946	46,669,637	(6,711)

Investment Activity*:	NVMMG1	NVMMG2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVNSR2
Reinvested dividends	$286,113	-	5,910	1,685,694	248,599	103,338	7,117	369,227
Mortality and expense risk charges (note 2)	(3,235,660)	(2,278,509)	(3,319)	(3,222,242)	(1,113,663)	(700,851)	(27,966)	(1,721,952)

Net investment income (loss)	(2,949,547)	(2,278,509)	2,591	(1,536,548)	(865,064)	(597,513)	(20,849)	(1,352,725)

Realized gain (loss) on investments	2,676,760	4,631,300	(24,343)	(9,043,541)	3,722,114	1,174,861	41,769	2,595,340
Change in unrealized gain (loss) on investments	(45,639,826)	(34,416,267)	153,390	55,564,007	13,890,986	8,799,975	198,432	10,269,701

Net gain (loss) on investments	(42,963,066)	(29,784,967)	129,047	46,520,466	17,613,100	9,974,836	240,201	12,865,041

Reinvested capital gains	31,736,955	21,936,262	-	-	1,668,915	954,046	254,277	13,688,558

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,175,658)	(10,127,214)	131,638	44,983,918	18,416,951	10,331,369	473,629	25,200,874

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVOLG1	NVOLG2	NVRE1	NVRE2	NVSIX2	NVSTB2	NVTIV3	SAM
Reinvested dividends	$2,411,490	2,450,314	465,620	777,871	1,666,928	1,832,329	680,276	167
Mortality and expense risk charges (note 2)	(6,193,568)	(5,783,439)	(569,845)	(1,419,770)	(2,771,062)	(2,578,019)	(492,968)	(9,785,090)

Net investment income (loss)	(3,782,078)	(3,333,125)	(104,225)	(641,899)	(1,104,134)	(745,690)	187,308	(9,784,923)

Realized gain (loss) on investments	286,878	13,605,311	240,880	2,638,433	(2,635,993)	223,493	(8,034,829)	-
Change in unrealized gain (loss) on investments	111,797,187	73,928,945	15,769,390	30,684,874	17,164,126	(3,090,200)	10,841,189	-

Net gain (loss) on investments	112,084,065	87,534,256	16,010,270	33,323,307	14,528,133	(2,866,707)	2,806,360	-

Reinvested capital gains	7,781,780	5,978,933	-	-	3,788,459	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,083,767	90,180,064	15,906,045	32,681,408	17,212,458	(3,612,397)	2,993,668	(9,784,923)

Investment Activity*:	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF	TRF2
Reinvested dividends	$-	-	-	-	-	-	1,019,394	618,608
Mortality and expense risk charges (note 2)	(988,474)	(868,025)	(105,203)	(876,666)	(334,936)	(745,446)	(1,780,475)	(1,754,047)

Net investment income (loss)	(988,474)	(868,025)	(105,203)	(876,666)	(334,936)	(745,446)	(761,081)	(1,135,439)

Realized gain (loss) on investments	1,567,058	1,286,539	296,350	(142,571)	(1,333,527)	(3,041,559)	10,656,164	12,525,594
Change in unrealized gain (loss) on investments	17,015,413	12,230,700	(141,955)	(524,753)	8,146,637	15,194,606	8,985,795	4,156,886

Net gain (loss) on investments	18,582,471	13,517,239	154,395	(667,324)	6,813,110	12,153,047	19,641,959	16,682,480

Reinvested capital gains	753,355	676,946	658,295	5,877,217	-	-	6,133,376	5,719,006

Net increase (decrease) in contract owners’ equity resulting from operations	$18,347,352	13,326,160	707,487	4,333,227	6,478,174	11,407,601	25,014,254	21,266,047

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMCG	AMINS	AMMCGS	AMSRS	AMTB	NOTB4	NOTG4	NOTMG4
Reinvested dividends	$-	394	-	65,095	1,550,446	39,096	32,984	48,800
Mortality and expense risk charges (note 2)	(219)	(2,048)	(59,852)	(235,330)	(883,796)	(126,441)	(85,813)	(118,940)

Net investment income (loss)	(219)	(1,654)	(59,852)	(170,235)	666,650	(87,345)	(52,829)	(70,140)

Realized gain (loss) on investments	2,999	686	350,949	1,224,146	15,117	123,714	30,019	81,434
Change in unrealized gain (loss) on investments	(2,539)	12,216	(334,119)	2,012,144	(1,108,845)	438,925	476,445	541,577

Net gain (loss) on investments	460	12,902	16,830	3,236,290	(1,093,728)	562,639	506,464	623,011

Reinvested capital gains	1,252	1,801	449,889	332,853	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,493	13,049	406,867	3,398,908	(427,078)	475,294	453,635	552,871

Investment Activity*:	PMUBA	PMVAAD	PMVEBD	PMVFAD	PMVFHA	PMVFHV	PMVHYD	PMVIV
Reinvested dividends	$1,231	4,652,907	623,823	962,584	8,678	17	14,851	82,762
Mortality and expense risk charges (note 2)	(340)	(688,884)	(218,582)	(256,915)	(2,288)	(9)	(1,546)	(27,370)

Net investment income (loss)	891	3,964,023	405,241	705,669	6,390	8	13,305	55,392

Realized gain (loss) on investments	1	277,733	(31,499)	(111,260)	1,473	-	1,022	7,183
Change in unrealized gain (loss) on investments	(1,609)	1,305,467	(967,346)	(2,193,240)	(26,177)	(39)	(3,826)	(40,859)

Net gain (loss) on investments	(1,608)	1,583,200	(998,845)	(2,304,500)	(24,704)	(39)	(2,804)	(33,676)

Reinvested capital gains	1,095	-	-	28,402	4,717	12	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$378	5,547,223	(593,604)	(1,570,429)	(13,597)	(19)	10,501	21,716

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD	PVEIB	PVGOB	PVIGIB
Reinvested dividends	$1,747,119	35,475	17,284	813,440	6,089,798	239,978	-	45,713
Mortality and expense risk charges (note 2)	(6,060,993)	(2,899)	(2,395)	(1,164,424)	(5,301,184)	(440,234)	(90,142)	(58,319)

Net investment income (loss)	(4,313,874)	32,576	14,889	(350,984)	788,614	(200,256)	(90,142)	(12,606)

Realized gain (loss) on investments	(1,292,652)	1,993	43,203	(18,331)	(9,160,983)	339,485	838,278	114,381
Change in unrealized gain (loss) on investments	(4,654,512)	2,125	27,504	(951,130)	(20,432,515)	4,763,920	(306,982)	36,721

Net gain (loss) on investments	(5,947,164)	4,118	70,707	(969,461)	(29,593,498)	5,103,405	531,296	151,102

Reinvested capital gains	-	-	-	-	17,543,957	747,127	614,172	28,797

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,261,038)	36,694	85,596	(1,320,445)	(11,260,927)	5,650,276	1,055,326	167,293

Investment Activity*:	PVTIGB	ROCSC	TRHS2	VVGGS	VWBF	VWEM	VWHA	VWHAS
Reinvested dividends	$174,933	2,899	-	31,996	276,247	131,127	49,443	159,893
Mortality and expense risk charges (note 2)	(242,898)	(873)	(5,544,092)	(3,261)	(72,778)	(191,838)	(158,485)	(750,008)

Net investment income (loss)	(67,965)	2,026	(5,544,092)	28,735	203,469	(60,711)	(109,042)	(590,115)

Realized gain (loss) on investments	304,338	(4,678)	7,627,230	(94,530)	(38,316)	452,387	(253,354)	4,981,146
Change in unrealized gain (loss) on investments	123,847	55,788	10,988,591	(57,762)	(456,402)	(2,514,356)	2,181,572	1,191,092

Net gain (loss) on investments	428,185	51,110	18,615,821	(152,292)	(494,718)	(2,061,969)	1,928,218	6,172,238

Reinvested capital gains	539,447	-	24,046,326	-	-	320,208	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$899,667	53,136	37,118,055	(123,557)	(291,249)	(1,802,472)	1,819,176	5,582,123

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VRVDRA	SVDF	SVOF	WFVOG2	WFVSCG	HVSIT	DWVVLS
Reinvested dividends	$80,716	-	130	-	-	-	47,755
Mortality and expense risk charges (note 2)	(103,255)	(1,011)	(4,174)	(288)	(2,363,629)	(209,607)	(3,302)

Net investment income (loss)	(22,539)	(1,011)	(4,044)	(288)	(2,363,629)	(209,607)	44,453

Realized gain (loss) on investments	206,460	3,747	15,109	2,550	6,248,928	(4,097,943)	(6,565)
Change in unrealized gain (loss) on investments	2,259,575	(12,309)	36,044	(2,164)	(13,702,220)	(861,945)	(17,868)

Net gain (loss) on investments	2,466,035	(8,562)	51,153	386	(7,453,292)	(4,959,888)	(24,433)

Reinvested capital gains	215,359	5,209	15,611	2,202	17,489,357	4,778,744	246,144

Net increase (decrease) in contract owners’ equity resulting from operations	$2,658,855	(4,364)	62,720	2,300	7,672,436	(390,751)	266,164

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVBWB		ALVDAA		ALVDAB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(392,057,765)	(166,768,720)	(466)	5,501	809	675	(11,075)	(45,708)
Realized gain (loss) on investments	1,456,384,716	555,358,571	(9,410)	(1,567)	1,318	31	2,796,742	102,861
Change in unrealized gain (loss) on investments	4,406,688,877	2,892,786,117	40,130	14,494	3,341	2,197	(1,824,792)	299,157
Reinvested capital gains	1,480,948,612	2,411,773,593	5,830	9,611	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,951,964,440	5,693,149,561	36,084	28,039	5,468	2,903	960,875	356,310

Equity transactions:
Purchase payments received from contract owners (note 4)	5,724,790,497	2,993,224,859	-	-	-	-	269,280	108,764
Transfers between funds	1,465	-	34	911	(530)	5,833	(12,719,530)	(10,426)
Redemptions (notes 2, 3, and 4)	(6,363,968,302)	(4,899,317,672)	(115,484)	(4,373)	(5,266)	-	(2,316,570)	(999,714)
Adjustments to maintain reserves	216,986	236,004	19	6	6	1	50	135

Net equity transactions	(638,959,354)	(1,905,856,809)	(115,431)	(3,456)	(5,790)	5,834	(14,766,770)	(901,241)

Net change in contract owners’ equity	6,313,005,086	3,787,292,752	(79,347)	24,583	(322)	8,737	(13,805,895)	(544,931)
Contract owners’ equity at beginning of period	59,291,749,570	55,504,456,818	347,712	323,129	62,732	53,995	13,805,895	14,350,826

Contract owners’ equity at end of period	$65,604,754,656	59,291,749,570	268,365	347,712	62,410	62,732	-	13,805,895

CHANGE IN UNITS:
Beginning units	3,099,901,373	3,169,143,178	18,898	19,109	4,485	4,030	1,039,394	1,110,926
Units purchased	641,278,921	575,748,244	14	68	18	455	79,765	38,991
Units redeemed	(639,511,995)	(644,990,049)	(5,996)	(279)	(410)	-	(1,119,159)	(110,523)

Ending units	3,101,668,299	3,099,901,373	12,916	18,898	4,093	4,485	-	1,039,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVGIB		ALVIVB		ALVSVA		ALVSVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(35,321)	(5,623)	10,098	1,835	1,575	3,105	(1,226,591)	(640,860)
Realized gain (loss) on investments	48,299	141,422	165,903	(53,219)	6,673	(53,692)	5,070,503	(5,375,199)
Change in unrealized gain (loss) on investments	912,492	(374,094)	(15,925)	78,134	148,210	58,449	29,301,522	7,341,087
Reinvested capital gains	-	194,656	-	-	-	23,554	-	4,359,733

Net increase (decrease) in contract owners’ equity resulting from operations	925,470	(43,639)	160,076	26,750	156,458	31,416	33,145,434	5,684,761

Equity transactions:
Purchase payments received from contract owners (note 4)	1,538	71,880	15,088	126,152	101,389	492	16,984,673	4,449,764
Transfers between funds	28,592	(474,253)	1,237,036	205,479	(105,339)	(26,026)	(2,378,153)	2,554,146
Redemptions (notes 2, 3, and 4)	(219,843)	(309,216)	(165,247)	(18,177)	(47,425)	(106,866)	(13,107,873)	(7,147,143)
Adjustments to maintain reserves	(74)	22	(59)	44	(7)	18	37	37

Net equity transactions	(189,787)	(711,567)	1,086,818	313,498	(51,382)	(132,382)	1,498,684	(143,196)

Net change in contract owners’ equity	735,683	(755,206)	1,246,894	340,248	105,076	(100,966)	34,644,118	5,541,565
Contract owners’ equity at beginning of period	3,662,678	4,417,884	1,559,120	1,218,872	494,075	595,041	104,198,797	98,657,232

Contract owners’ equity at end of period	$4,398,361	3,662,678	2,806,014	1,559,120	599,151	494,075	138,842,915	104,198,797

CHANGE IN UNITS:
Beginning units	104,459	127,381	175,607	138,361	26,824	33,267	2,428,393	2,334,269
Units purchased	5,707	5,396	248,268	66,404	5,068	136,000	1,111,013	637,814
Units redeemed	(10,064)	(28,318)	(133,281)	(29,158)	(7,813)	(142,443)	(1,118,111)	(543,690)

Ending units	100,102	104,459	290,594	175,607	24,079	26,824	2,421,295	2,428,393

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALMCS		AAEIP3		ARLPE3		ACVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5,445)	(3,958)	1,194	618	3,917	14,809	(160,750)	(42,783)
Realized gain (loss) on investments	9,868	124,986	(136)	(292)	21,028	119	571,181	754,732
Change in unrealized gain (loss) on investments	(179,730)	(4,137)	10,089	(6,872)	(2,091)	(7,730)	1,864,868	1,026,097
Reinvested capital gains	192,029	61,772	-	-	-	2,193	1,216,241	884,695

Net increase (decrease) in contract owners’ equity resulting from operations	16,722	178,663	11,147	(6,546)	22,854	9,391	3,491,540	2,622,741

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	15,000	5,000	20,000	-	122,388	636,105
Transfers between funds	(16,234)	34,789	23,048	3,351	(79,504)	70,437	(16,769)	173,252
Redemptions (notes 2, 3, and 4)	(29,913)	(17,314)	(326)	-	-	-	(2,730,119)	(4,220,049)
Adjustments to maintain reserves	(27)	(7)	(11)	(5)	(9)	3	(94)	116

Net equity transactions	(46,174)	17,468	37,711	8,346	(59,513)	70,440	(2,624,594)	(3,410,576)

Net change in contract owners’ equity	(29,452)	196,131	48,858	1,800	(36,659)	79,831	866,946	(787,835)
Contract owners’ equity at beginning of period	509,767	313,636	24,770	22,970	149,335	69,504	25,795,609	26,583,444

Contract owners’ equity at end of period	$480,315	509,767	73,628	24,770	112,676	149,335	26,662,555	25,795,609

CHANGE IN UNITS:
Beginning units	10,992	10,997	3,988	2,758	11,330	5,727	530,862	606,322
Units purchased	146	10,042	5,118	1,402	1,213	5,604	10,707	38,115
Units redeemed	(1,067)	(10,047)	(430)	(172)	(5,603)	(1)	(61,473)	(113,575)

Ending units	10,071	10,992	8,676	3,988	6,940	11,330	480,096	530,862

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVCA		ACVI		ACVIG		ACVIG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(559)	(417)	(76)	(64)	(41,073)	77,565	(19,319)	11,200
Realized gain (loss) on investments	2,357	491	797	129	174,548	95,450	67,065	46,884
Change in unrealized gain (loss) on investments	(3,314)	8,731	(456)	1,289	670,370	446,782	128,753	79,600
Reinvested capital gains	5,223	3,684	218	98	2,278,975	620,921	538,425	163,459

Net increase (decrease) in contract owners’ equity resulting from operations	3,707	12,489	483	1,452	3,082,820	1,240,718	714,924	301,143

Equity transactions:
Purchase payments received from contract owners (note 4)	1,079	855	738	877	214,630	67,711	1,828	21,661
Transfers between funds	-	-	-	-	641,915	(272,261)	(76,631)	27,301
Redemptions (notes 2, 3, and 4)	(7,574)	(3,945)	(3,259)	(1,595)	(1,068,370)	(686,571)	(294,318)	(425,266)
Adjustments to maintain reserves	218	369	(22)	102	1	(12)	(169)	67

Net equity transactions	(6,277)	(2,721)	(2,543)	(616)	(211,824)	(891,133)	(369,290)	(376,237)

Net change in contract owners’ equity	(2,570)	9,768	(2,060)	836	2,870,996	349,585	345,634	(75,094)
Contract owners’ equity at beginning of period	42,832	33,064	7,985	7,149	13,865,280	13,515,695	3,498,121	3,573,215

Contract owners’ equity at end of period	$40,262	42,832	5,925	7,985	16,736,276	13,865,280	3,843,755	3,498,121

CHANGE IN UNITS:
Beginning units	-	-	-	-	463,781	498,774	95,652	107,378
Units purchased	-	-	-	-	80,928	17,726	3,863	6,075
Units redeemed	-	-	-	-	(85,999)	(52,719)	(12,829)	(17,801)

Ending units	-	-	-	-	458,710	463,781	86,686	95,652

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIP1		ACVIP2		ACVMV1		ACVMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$79,389	21,533	4,214,403	(334,366)	(1,693)	52,053	(892,191)	195,733
Realized gain (loss) on investments	6,677	8,344	929,369	(631,533)	226,009	(163,750)	6,536,211	(1,335,632)
Change in unrealized gain (loss) on investments	75,478	128,343	6,600,953	15,530,923	1,710,774	(168,205)	25,660,660	2,377,797
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	161,544	158,220	11,744,725	14,565,024	1,935,090	(279,902)	31,304,680	1,237,898

Equity transactions:
Purchase payments received from contract owners (note 4)	158,115	79,610	30,471,801	7,640,691	432,694	232,370	16,452,409	6,782,379
Transfers between funds	810,657	(64,293)	65,601,596	4,469,975	(205,290)	(580,529)	(8,235,818)	119,440
Redemptions (notes 2, 3, and 4)	(36,193)	(137,005)	(25,431,117)	(18,101,631)	(909,410)	(929,299)	(17,356,730)	(12,668,276)
Adjustments to maintain reserves	(15)	14	(123)	129	30	19	(34)	(132)

Net equity transactions	932,564	(121,674)	70,642,157	(5,990,836)	(681,976)	(1,277,439)	(9,140,173)	(5,766,589)

Net change in contract owners’ equity	1,094,108	36,546	82,386,882	8,574,188	1,253,114	(1,557,341)	22,164,507	(4,528,691)
Contract owners’ equity at beginning of period	1,918,616	1,882,070	205,840,830	197,266,642	9,272,972	10,830,313	156,430,128	160,958,819

Contract owners’ equity at end of period	$3,012,724	1,918,616	288,227,712	205,840,830	10,526,086	9,272,972	178,594,635	156,430,128

CHANGE IN UNITS:
Beginning units	168,947	181,218	13,530,463	14,004,669	346,062	399,967	4,865,239	5,000,394
Units purchased	87,031	27,206	7,618,319	3,873,212	34,823	40,101	1,047,979	967,358
Units redeemed	(5,529)	(39,477)	(3,189,285)	(4,347,418)	(55,521)	(94,006)	(1,319,797)	(1,102,513)

Ending units	250,449	168,947	17,959,497	13,530,463	325,364	346,062	4,593,421	4,865,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVV2		AFGC		AFGF		AFHY
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$54,877	10,395	1,469	5,250	(138,547)	(92,053)	10,071	36,537
Realized gain (loss) on investments	1,101,588	(17,138)	(583)	5,312	623,799	597,966	25,451	(26,092)
Change in unrealized gain (loss) on investments	1,555,579	75,206	(74,531)	29,640	532,436	4,535,121	(6,179)	22,444
Reinvested capital gains	-	-	61,040	16,139	2,040,826	285,408	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,712,044	68,463	(12,605)	56,341	3,058,514	5,326,442	29,343	32,889

Equity transactions:
Purchase payments received from contract owners (note 4)	8,958,450	300,295	166	614	4,228	26,460	1,832	12,777
Transfers between funds	23,617,521	2,700,809	(2,609)	102,376	-	145,044	(5,127)	23,707
Redemptions (notes 2, 3, and 4)	(2,335,445)	(8,511)	(23,060)	(36,916)	(1,148,520)	(900,522)	(131,531)	(53,376)
Adjustments to maintain reserves	5	38	(4)	(122)	(167)	572	(51)	50

Net equity transactions	30,240,531	2,992,631	(25,507)	65,952	(1,144,459)	(728,446)	(134,877)	(16,842)

Net change in contract owners’ equity	32,952,575	3,061,094	(38,112)	122,293	1,914,055	4,597,996	(105,534)	16,047
Contract owners’ equity at beginning of period	3,061,094	-	726,037	603,744	15,465,141	10,867,145	519,576	503,529

Contract owners’ equity at end of period	$36,013,669	3,061,094	687,925	726,037	17,379,196	15,465,141	414,042	519,576

CHANGE IN UNITS:
Beginning units	89,777	-	17,811	16,091	46,920	49,615	6,943	7,182
Units purchased	1,179,211	102,099	-	3,683	6	836	2,920	6,132
Units redeemed	(383,511)	(12,322)	(636)	(1,963)	(3,243)	(3,531)	(4,718)	(6,371)

Ending units	885,477	89,777	17,175	17,811	43,683	46,920	5,145	6,943

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13,564	6,295	9,754	3,118	(4,764)	(2,357)	10,419	(433)
Realized gain (loss) on investments	12,346	(13,306)	395	2	6,353	16,727	39,754	30,165
Change in unrealized gain (loss) on investments	398,864	51,839	39,810	4,206	13,292	103,534	(79,948)	11,749
Reinvested capital gains	-	3,462	-	-	19,482	30,106	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	424,774	48,290	49,959	7,326	34,363	148,010	(29,775)	41,481

Equity transactions:
Purchase payments received from contract owners (note 4)	1,787,335	406,458	403,998	22,423	128,021	-	456,634	3,595
Transfers between funds	(8,188)	21,950	(13)	-	92,666	(50,069)	17,124	(220,281)
Redemptions (notes 2, 3, and 4)	(26,422)	(118,182)	(303)	-	(11,950)	-	(148,527)	(6,588)
Adjustments to maintain reserves	(42)	18	(13)	(3)	(6)	4	-	6

Net equity transactions	1,752,683	310,244	403,669	22,420	208,731	(50,065)	325,231	(223,268)

Net change in contract owners’ equity	2,177,457	358,534	453,628	29,746	243,094	97,945	295,456	(181,787)
Contract owners’ equity at beginning of period	908,271	549,737	178,195	148,449	637,018	539,073	343,835	525,622

Contract owners’ equity at end of period	$3,085,728	908,271	631,823	178,195	880,112	637,018	639,291	343,835

CHANGE IN UNITS:
Beginning units	75,460	48,970	15,431	13,318	43,527	47,375	29,230	50,587
Units purchased	177,278	61,164	32,587	2,113	18,076	7,132	38,658	4,321
Units redeemed	(48,523)	(34,674)	(23)	-	(4,805)	(10,980)	(12,334)	(25,678)

Ending units	204,215	75,460	47,995	15,431	56,798	43,527	55,554	29,230

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(773)	(25)	(1,273,660)	(97,875)	(422,896)	1,082,512	1,345,735	1,156,503
Realized gain (loss) on investments	710	1	19,075,226	6,575,301	9,186,557	2,506,394	197,444	405,060
Change in unrealized gain (loss) on investments	(12,733)	921	54,530,718	(7,037,210)	3,252,917	(5,505,137)	(79,551)	71,653
Reinvested capital gains	6,398	-	-	27,646,549	29,140,881	8,022,225	178,923	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,398)	897	72,332,284	27,086,765	41,157,459	6,105,994	1,642,551	1,633,216

Equity transactions:
Purchase payments received from contract owners (note 4)	367,964	54,473	2,906,605	3,045,433	1,605,225	2,491,422	19,736,019	7,600,033
Transfers between funds	4,374	-	(11,905,475)	(14,034,343)	(29,540,540)	3,225,058	7,065,780	(18,253,349)
Redemptions (notes 2, 3, and 4)	(6,265)	1	(87,211,197)	(61,491,605)	(15,077,696)	(14,092,055)	(3,447,597)	(2,734,430)
Adjustments to maintain reserves	(4)	-	(17)	227	(51)	372	73,296	238

Net equity transactions	366,069	54,474	(96,210,084)	(72,480,288)	(43,013,062)	(8,375,203)	23,427,498	(13,387,508)

Net change in contract owners’ equity	359,671	55,371	(23,877,800)	(45,393,523)	(1,855,603)	(2,269,209)	25,070,049	(11,754,292)
Contract owners’ equity at beginning of period	55,371	-	706,431,019	751,824,542	240,165,842	242,435,051	38,212,216	49,966,508

Contract owners’ equity at end of period	$415,042	55,371	682,553,219	706,431,019	238,310,239	240,165,842	63,282,265	38,212,216

CHANGE IN UNITS:
Beginning units	4,129	-	43,965,150	48,793,019	16,016,383	16,520,109	3,105,765	4,274,867
Units purchased	37,061	4,129	2,050,857	818,999	541,699	2,371,669	2,810,667	2,079,781
Units redeemed	(11,261)	-	(7,704,141)	(5,646,868)	(3,151,006)	(2,875,395)	(974,395)	(3,248,883)

Ending units	29,929	4,129	38,311,866	43,965,150	13,407,076	16,016,383	4,942,037	3,105,765

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVTR3		MLVGA3		DCAP		DCAPS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,801	1,788,569	(2,942,838)	(1,179,872)	(233,699)	(142,131)	(1,036,894)	(840,032)
Realized gain (loss) on investments	4,444	2,240,827	3,000,016	(2,674,484)	8,757,979	(60,083)	30,851,985	(2,765,467)
Change in unrealized gain (loss) on investments	(15,356,364)	1,051,473	(42,173,666)	39,833,585	(4,819,980)	3,349,058	(19,220,405)	13,851,582
Reinvested capital gains	1,689,657	19,732,303	58,792,851	19,882,654	2,873,970	2,206,248	9,321,651	7,257,727

Net increase (decrease) in contract owners’ equity resulting from operations	(13,660,462)	24,813,172	16,676,363	55,861,883	6,578,270	5,353,092	19,916,337	17,503,810

Equity transactions:
Purchase payments received from contract owners (note 4)	88,386,825	45,520,896	22,355,014	10,420,363	156,878	122,884	401,751	276,951
Transfers between funds	48,881,433	3,841,409	(7,255,472)	(15,557,943)	(33,211,584)	(551,097)	(100,090,446)	(7,954,585)
Redemptions (notes 2, 3, and 4)	(25,027,586)	(19,113,736)	(34,645,335)	(24,938,205)	(2,075,844)	(3,748,153)	(12,149,500)	(9,747,558)
Adjustments to maintain reserves	(81,674)	1,584	(1,703)	1,976	1	434	(15,193)	(19)

Net equity transactions	112,158,998	30,250,153	(19,547,496)	(30,073,809)	(35,130,549)	(4,175,932)	(111,853,388)	(17,425,211)

Net change in contract owners’ equity	98,498,536	55,063,325	(2,871,133)	25,788,074	(28,552,279)	1,177,160	(91,937,051)	78,599
Contract owners’ equity at beginning of period	411,662,687	356,599,362	356,127,584	330,339,510	28,588,586	27,411,426	92,253,927	92,175,328

Contract owners’ equity at end of period	$510,161,223	411,662,687	353,256,451	356,127,584	36,307	28,588,586	316,876	92,253,927

CHANGE IN UNITS:
Beginning units	36,250,688	33,610,292	16,997,308	18,748,962	638,601	747,557	2,275,227	2,761,476
Units purchased	15,263,627	9,569,240	1,771,747	982,941	9,236	24,363	64,391	173,526
Units redeemed	(5,268,599)	(6,928,844)	(2,691,739)	(2,734,595)	(647,837)	(133,319)	(2,332,056)	(659,775)

Ending units	46,245,716	36,250,688	16,077,316	16,997,308	-	638,601	7,562	2,275,227

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DGI		DSIF		DSIFS		DSRG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(138,946)	(71,654)	(503,788)	507,090	(822,453)	(189,249)	(263,937)	(87,971)
Realized gain (loss) on investments	827,369	721,633	20,983,708	14,942,940	63,647,579	9,563,141	2,257,392	1,492,526
Change in unrealized gain (loss) on investments	1,697,585	1,084,393	28,606,101	4,589,487	(39,738,907)	1,463,440	7,510,118	6,196,974
Reinvested capital gains	1,038,932	962,079	11,316,975	13,230,619	6,215,319	7,535,441	1,052,885	456,253

Net increase (decrease) in contract owners’ equity resulting from operations	3,424,940	2,696,451	60,402,996	33,270,136	29,301,538	18,372,773	10,556,458	8,057,782

Equity transactions:
Purchase payments received from contract owners (note 4)	99,219	117,588	1,482,168	1,943,813	400,780	1,192,892	218,622	306,011
Transfers between funds	(329,552)	(133,331)	(2,165,920)	(4,738,686)	(145,349,934)	(7,753,500)	(487,699)	(478,496)
Redemptions (notes 2, 3, and 4)	(951,513)	(1,541,281)	(22,507,621)	(17,003,663)	(16,163,300)	(13,396,100)	(3,626,609)	(3,298,790)
Adjustments to maintain reserves	(2)	(75)	1,061	3,814	(4,678)	(289)	(56)	240

Net equity transactions	(1,181,848)	(1,557,099)	(23,190,312)	(19,794,722)	(161,117,132)	(19,956,997)	(3,895,742)	(3,471,035)

Net change in contract owners’ equity	2,243,092	1,139,352	37,212,684	13,475,414	(131,815,594)	(1,584,224)	6,660,716	4,586,747
Contract owners’ equity at beginning of period	14,692,626	13,553,274	237,350,527	223,875,113	132,514,621	134,098,845	43,379,120	38,792,373

Contract owners’ equity at end of period	$16,935,718	14,692,626	274,563,211	237,350,527	699,027	132,514,621	50,039,836	43,379,120

CHANGE IN UNITS:
Beginning units	349,495	396,354	2,654,436	2,915,046	3,040,078	3,569,193	603,335	660,931
Units purchased	6,963	8,477	47,888	50,198	60,900	227,878	6,161	11,398
Units redeemed	(31,572)	(55,336)	(279,829)	(310,808)	(3,089,458)	(756,993)	(53,895)	(68,994)

Ending units	324,886	349,495	2,422,495	2,654,436	11,520	3,040,078	555,601	603,335

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DVDLS		DVMCSS		DVSCS		CHSMM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(10,706)	(6,342)	(456,549)	(307,364)	(511,182)	(232,822)	(67,801)	(49,712)
Realized gain (loss) on investments	13,621	(17,665)	1,130,174	(1,360,261)	4,126,405	(1,340,694)	-	-
Change in unrealized gain (loss) on investments	116,324	148,083	7,323,148	3,983,603	10,574,560	4,360,485	-	-
Reinvested capital gains	-	-	254,925	-	1,014,615	3,416,214	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	119,239	124,076	8,251,698	2,315,978	15,204,398	6,203,183	(67,801)	(49,712)

Equity transactions:
Purchase payments received from contract owners (note 4)	453	1,879	4,345,090	2,825,615	480,713	575,752	327,087	996,388
Transfers between funds	(47,003)	(97,576)	(2,496,991)	(885,733)	(9,286,996)	(1,143,532)	2,199,762	708,763
Redemptions (notes 2, 3, and 4)	(182,678)	(28,109)	(2,491,468)	(2,203,321)	(7,515,761)	(6,062,832)	(1,151,663)	(156,628)
Adjustments to maintain reserves	(26)	68	(314)	306	(21)	497	38	202

Net equity transactions	(229,254)	(123,738)	(643,683)	(263,133)	(16,322,065)	(6,630,115)	1,375,224	1,548,725

Net change in contract owners’ equity	(110,015)	338	7,608,015	2,052,845	(1,117,667)	(426,932)	1,307,423	1,499,013
Contract owners’ equity at beginning of period	840,611	840,273	35,200,515	33,147,670	68,320,909	68,747,841	6,896,825	5,397,812

Contract owners’ equity at end of period	$730,596	840,611	42,808,530	35,200,515	67,203,242	68,320,909	8,204,248	6,896,825

CHANGE IN UNITS:
Beginning units	28,459	33,308	2,523,599	2,526,416	1,449,068	1,588,614	692,340	539,381
Units purchased	328	3,630	404,378	684,702	72,463	199,221	427,670	976,790
Units redeemed	(6,850)	(8,479)	(447,507)	(687,519)	(377,766)	(338,767)	(283,163)	(823,831)

Ending units	21,937	28,459	2,480,470	2,523,599	1,143,765	1,449,068	836,847	692,340

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	CLVHY2		DWVSVS		ETVFR		FQB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$386,818	307,694	(670,506)	(240,173)	908,436	1,011,670	58,517	72,094
Realized gain (loss) on investments	82,135	(177,622)	(202,055)	(2,289,240)	(237,200)	(1,150,357)	4,081	(23,895)
Change in unrealized gain (loss) on investments	(128,297)	101,082	19,769,632	(728,310)	610,073	(219,735)	(233,663)	247,483
Reinvested capital gains	-	-	-	3,020,876	-	-	41,991	14,700

Net increase (decrease) in contract owners’ equity resulting from operations	340,656	231,154	18,897,071	(236,847)	1,281,309	(358,422)	(129,074)	310,382

Equity transactions:
Purchase payments received from contract owners (note 4)	4,437,442	2,301,937	13,756,869	4,274,652	15,015,289	1,732,191	45,442	21,036
Transfers between funds	(62,457)	(4,749,050)	(7,365,658)	(10,695)	17,386,363	(10,147,936)	(18,715)	357,547
Redemptions (notes 2, 3, and 4)	(465,637)	(1,039,245)	(4,483,441)	(3,760,339)	(4,920,697)	(4,887,139)	(451,762)	(440,862)
Adjustments to maintain reserves	11	66	(209)	685	113	1,323	(50)	37

Net equity transactions	3,909,359	(3,486,292)	1,907,561	504,303	27,481,068	(13,301,561)	(425,085)	(62,242)

Net change in contract owners’ equity	4,250,015	(3,255,138)	20,804,632	267,456	28,762,377	(13,659,983)	(554,159)	248,140
Contract owners’ equity at beginning of period	8,000,749	11,255,887	60,305,774	60,038,318	55,238,612	68,898,595	5,023,892	4,775,752

Contract owners’ equity at end of period	$12,250,764	8,000,749	81,110,406	60,305,774	84,000,989	55,238,612	4,469,733	5,023,892

CHANGE IN UNITS:
Beginning units	687,402	1,015,022	3,656,633	3,517,430	4,999,796	6,274,991	273,906	278,446
Units purchased	619,470	1,224,421	1,058,452	1,217,294	4,106,917	684,584	11,988	33,875
Units redeemed	(287,926)	(1,552,041)	(998,246)	(1,078,091)	(1,663,426)	(1,959,779)	(35,556)	(38,415)

Ending units	1,018,946	687,402	3,716,839	3,656,633	7,443,287	4,999,796	250,338	273,906

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FQBS		FVU2S		FAMP		FB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$115,009	168,573	873	3,217	213,990	137,909	(6,131,499)	(642,425)
Realized gain (loss) on investments	8,277	48,716	7,176	539	4,379,939	566,670	8,040,140	13,396,754
Change in unrealized gain (loss) on investments	(716,660)	689,589	75,129	(7,642)	2,451,059	9,049,351	74,495,964	122,874,645
Reinvested capital gains	129,221	46,726	-	-	491,928	1,113,774	71,395,219	9,452,230

Net increase (decrease) in contract owners’ equity resulting from operations	(464,153)	953,604	83,178	(3,886)	7,536,916	10,867,704	147,799,824	145,081,204

Equity transactions:
Purchase payments received from contract owners (note 4)	10,194	61,146	2,571	770	764,505	613,585	175,509,980	104,365,833
Transfers between funds	220,507	(301,755)	25,622	(6,133)	(995,748)	(1,242,351)	11,364,879	(22,898,646)
Redemptions (notes 2, 3, and 4)	(1,151,270)	(1,023,268)	(66,612)	(26,003)	(8,686,364)	(6,295,739)	(50,862,364)	(30,161,347)
Adjustments to maintain reserves	63	151	(70)	41	24	968	(40)	644

Net equity transactions	(920,506)	(1,263,726)	(38,489)	(31,325)	(8,917,583)	(6,923,537)	136,012,455	51,306,484

Net change in contract owners’ equity	(1,384,659)	(310,122)	44,689	(35,211)	(1,380,667)	3,944,167	283,812,279	196,387,688
Contract owners’ equity at beginning of period	15,454,423	15,764,545	545,771	580,982	91,677,630	87,733,463	837,704,617	641,316,929

Contract owners’ equity at end of period	$14,069,764	15,454,423	590,460	545,771	90,296,963	91,677,630	1,121,516,896	837,704,617

CHANGE IN UNITS:
Beginning units	973,629	1,054,260	51,361	54,311	1,522,133	1,652,739	50,451,237	46,535,382
Units purchased	54,609	92,273	3,508	7,822	21,401	17,764	13,460,951	13,281,483
Units redeemed	(112,460)	(172,904)	(7,239)	(10,772)	(161,948)	(148,370)	(5,889,798)	(9,365,628)

Ending units	915,778	973,629	47,630	51,361	1,381,586	1,522,133	58,022,390	50,451,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FC2		FEI2		FEIP		FEMS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,863,032)	(411,335)	686,253	294,829	1,536,165	1,126,048	353,742	(74,434)
Realized gain (loss) on investments	1,012,449	551,280	3,200,977	(2,675,167)	9,633,799	8,579,802	1,977,405	(71,482)
Change in unrealized gain (loss) on investments	12,759,457	8,648,044	24,294,746	4,376,038	16,403,200	(9,914,679)	(9,315,878)	2,713,016
Reinvested capital gains	19,407,473	91,477	40,027,985	12,727,690	31,319,165	11,340,566	4,533,568	1,045,404

Net increase (decrease) in contract owners’ equity resulting from operations	31,316,347	8,879,466	68,209,961	14,723,390	58,892,329	11,131,737	(2,451,163)	3,612,504

Equity transactions:
Purchase payments received from contract owners (note 4)	115,049,114	39,289,577	53,018,237	15,633,916	1,787,588	1,899,699	26,158,000	4,836,365
Transfers between funds	590,344	6,908,433	(13,467,189)	(4,582,574)	(4,799,029)	(4,945,967)	(2,811,600)	10,396,671
Redemptions (notes 2, 3, and 4)	(5,983,583)	(863,592)	(35,839,234)	(25,496,332)	(24,905,061)	(19,536,751)	(1,792,897)	(333,868)
Adjustments to maintain reserves	144	(86)	(735)	33	1,853	2,953	54	53

Net equity transactions	109,656,019	45,334,332	3,711,079	(14,444,957)	(27,914,649)	(22,580,066)	21,553,557	14,899,221

Net change in contract owners’ equity	140,972,366	54,213,798	71,921,040	278,433	30,977,680	(11,448,329)	19,102,394	18,511,725
Contract owners’ equity at beginning of period	65,297,220	11,083,422	302,142,511	301,864,078	263,741,788	275,190,117	26,469,475	7,957,750

Contract owners’ equity at end of period	$206,269,586	65,297,220	374,063,551	302,142,511	294,719,468	263,741,788	45,571,869	26,469,475

CHANGE IN UNITS:
Beginning units	1,196,323	271,824	9,410,420	9,856,666	2,805,619	3,079,159	1,961,867	759,030
Units purchased	2,131,960	1,104,643	1,926,341	1,391,586	30,616	37,975	2,797,248	1,419,301
Units redeemed	(347,997)	(180,144)	(1,854,885)	(1,837,832)	(298,087)	(311,515)	(1,264,843)	(216,464)

Ending units	2,980,286	1,196,323	9,481,876	9,410,420	2,538,148	2,805,619	3,494,272	1,961,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF10S		FF10S2		FF20S		FF20S2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(23,810)	(5,536)	(2,001,387)	(933,040)	(27,850)	(15,785)	(2,656,111)	(1,681,708)
Realized gain (loss) on investments	176,411	39,952	9,374,957	5,595,015	218,617	159,410	17,440,948	7,938,773
Change in unrealized gain (loss) on investments	(103,340)	316,076	(5,691,246)	11,286,745	16,458	305,179	(6,078,081)	19,401,813
Reinvested capital gains	189,609	226,757	10,574,411	11,400,157	434,594	486,463	22,577,590	23,282,960

Net increase (decrease) in contract owners’ equity resulting from operations	238,870	577,249	12,256,735	27,348,877	641,819	935,267	31,284,346	48,941,838

Equity transactions:
Purchase payments received from contract owners (note 4)	18,491	117,652	16,473,852	10,363,774	160,284	94,990	4,363,439	3,710,881
Transfers between funds	(471,983)	532,376	7,105,260	26,660,689	191,546	193,829	(3,125,310)	(2,874,278)
Redemptions (notes 2, 3, and 4)	(383,886)	(550,557)	(31,715,154)	(30,168,057)	(1,154,629)	(1,651,312)	(46,952,501)	(35,591,691)
Adjustments to maintain reserves	(38)	20	(22)	118	(56)	52	(112)	26

Net equity transactions	(837,416)	99,491	(8,136,064)	6,856,524	(802,855)	(1,362,441)	(45,714,484)	(34,755,062)

Net change in contract owners’ equity	(598,546)	676,740	4,120,671	34,205,401	(161,036)	(427,174)	(14,430,138)	14,186,776
Contract owners’ equity at beginning of period	5,696,708	5,019,968	295,912,116	261,706,715	8,119,731	8,546,905	422,343,896	408,157,120

Contract owners’ equity at end of period	$5,098,162	5,696,708	300,032,787	295,912,116	7,958,695	8,119,731	407,913,758	422,343,896

CHANGE IN UNITS:
Beginning units	292,996	286,639	14,422,297	14,119,750	391,213	466,941	18,407,215	20,113,617
Units purchased	3,048	60,662	2,503,393	2,974,698	36,964	55,626	643,400	785,085
Units redeemed	(44,692)	(54,305)	(2,903,197)	(2,672,151)	(73,065)	(131,354)	(2,524,371)	(2,491,487)

Ending units	251,352	292,996	14,022,493	14,422,297	355,112	391,213	16,526,244	18,407,215

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF30S		FF30S2		FG2		FGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(54,077)	(17,671)	(597,263)	(398,696)	(10,782,651)	(7,079,885)	7,044,134	3,411,147
Realized gain (loss) on investments	445,579	264,049	1,611,696	833,188	15,391,566	12,923,529	12,401,659	880,094
Change in unrealized gain (loss) on investments	600,456	1,108,798	3,875,345	6,265,560	(19,074,361)	118,042,821	97,386,765	22,995,021
Reinvested capital gains	684,008	667,285	3,706,523	3,439,449	148,804,280	44,077,475	34,157,752	24,600,061

Net increase (decrease) in contract owners’ equity resulting from operations	1,675,966	2,022,461	8,596,301	10,139,501	134,338,834	167,963,940	150,990,310	51,886,323

Equity transactions:
Purchase payments received from contract owners (note 4)	433,076	608,759	10,710,819	6,073,449	179,743,473	80,012,857	130,868,553	79,200,094
Transfers between funds	278,822	264,893	1,887,735	(1,012,722)	(45,927,298)	(35,744,238)	(70,993,411)	2,969,829
Redemptions (notes 2, 3, and 4)	(1,397,484)	(912,580)	(6,272,605)	(4,657,233)	(54,907,940)	(36,471,301)	(33,358,543)	(18,581,583)
Adjustments to maintain reserves	(137)	33	-	300	(1,865)	682	(103)	93

Net equity transactions	(685,723)	(38,895)	6,325,949	403,794	78,906,370	7,798,000	26,516,496	63,588,433

Net change in contract owners’ equity	990,243	1,983,566	14,922,250	10,543,295	213,245,204	175,761,940	177,506,806	115,474,756
Contract owners’ equity at beginning of period	15,635,658	13,652,092	81,723,935	71,180,640	602,616,559	426,854,619	642,192,283	526,717,527

Contract owners’ equity at end of period	$16,625,901	15,635,658	96,646,185	81,723,935	815,861,763	602,616,559	819,699,089	642,192,283

CHANGE IN UNITS:
Beginning units	690,190	694,267	3,249,367	3,255,605	10,140,669	10,118,386	40,752,096	35,508,567
Units purchased	43,601	85,970	568,143	411,224	3,549,691	3,102,838	9,261,229	11,581,988
Units redeemed	(71,455)	(90,047)	(352,022)	(417,462)	(2,335,724)	(3,080,555)	(8,059,467)	(6,338,459)

Ending units	662,336	690,190	3,465,488	3,249,367	11,354,636	10,140,669	41,953,858	40,752,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FGP		FHIP		FIGBP2		FIGBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(7,651,730)	(5,654,076)	1,275,232	1,212,476	5,409,480	6,554,457	85,782	122,587
Realized gain (loss) on investments	44,316,134	31,571,724	(324,799)	(816,619)	1,374,410	2,431,547	253,064	155,323
Change in unrealized gain (loss) on investments	(43,799,073)	95,922,433	22,719	(107,392)	(60,849,442)	53,978,591	(1,059,565)	827,564
Reinvested capital gains	119,307,966	42,663,530	-	-	31,144,480	337,730	399,520	5,425

Net increase (decrease) in contract owners’ equity resulting from operations	112,173,297	164,503,611	973,152	288,465	(22,921,072)	63,302,325	(321,199)	1,110,899

Equity transactions:
Purchase payments received from contract owners (note 4)	3,349,219	2,545,670	228,380	278,090	146,635,179	99,115,438	175,079	244,010
Transfers between funds	(8,357,869)	(5,143,954)	(415,588)	(743,139)	148,516,388	40,553,320	(683,294)	2,596,937
Redemptions (notes 2, 3, and 4)	(47,298,467)	(34,547,196)	(2,689,073)	(2,965,155)	(72,558,897)	(49,584,847)	(1,560,598)	(2,050,631)
Adjustments to maintain reserves	4,471	8,899	167	431	(374)	(251)	150	(339)

Net equity transactions	(52,302,646)	(37,136,581)	(2,876,114)	(3,429,773)	222,592,296	90,083,660	(2,068,663)	789,977

Net change in contract owners’ equity	59,870,651	127,367,030	(1,902,962)	(3,141,308)	199,671,224	153,385,985	(2,389,862)	1,900,876
Contract owners’ equity at beginning of period	541,053,242	413,686,212	33,992,580	37,133,888	968,388,825	815,002,840	15,931,981	14,031,105

Contract owners’ equity at end of period	$600,923,893	541,053,242	32,089,618	33,992,580	1,168,060,049	968,388,825	13,542,119	15,931,981

CHANGE IN UNITS:
Beginning units	2,516,303	2,727,202	823,287	912,609	57,103,898	51,919,394	932,031	884,903
Units purchased	27,871	77,622	39,200	100,263	20,888,843	16,803,606	127,238	266,597
Units redeemed	(243,912)	(288,521)	(106,827)	(189,585)	(7,778,259)	(11,619,102)	(249,932)	(219,469)

Ending units	2,300,262	2,516,303	755,660	823,287	70,214,482	57,103,898	809,337	932,031

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMC2		FMCS		FNRS2		FO2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,904,054)	(2,392,220)	(146,260)	(107,678)	480,490	389,979	(1,316,613)	(1,179,993)
Realized gain (loss) on investments	10,167,091	(5,258,998)	453,296	(475,616)	(6,016,974)	(16,024,519)	2,827,669	1,346,325
Change in unrealized gain (loss) on investments	5,975,200	45,398,980	646,843	2,733,253	28,497,838	(3,474,100)	7,901,917	11,914,755
Reinvested capital gains	38,051,795	-	2,850,218	-	-	-	8,540,020	394,022

Net increase (decrease) in contract owners’ equity resulting from operations	51,290,032	37,747,762	3,804,097	2,149,959	22,961,354	(19,108,640)	17,952,993	12,475,109

Equity transactions:
Purchase payments received from contract owners (note 4)	2,640,370	1,832,622	161,775	285,085	7,264,621	2,697,530	15,471,290	3,695,396
Transfers between funds	(23,729,165)	(12,420,468)	199,670	(1,076,206)	5,383,265	1,443,803	(462,282)	(5,448,641)
Redemptions (notes 2, 3, and 4)	(28,843,842)	(20,774,762)	(1,851,851)	(1,466,190)	(6,569,461)	(4,325,508)	(10,664,215)	(7,277,874)
Adjustments to maintain reserves	(43,236)	(115)	(5)	52	90	368	(323)	307

Net equity transactions	(49,975,873)	(31,362,723)	(1,490,411)	(2,257,259)	6,078,515	(183,807)	4,344,470	(9,030,812)

Net change in contract owners’ equity	1,314,159	6,385,039	2,313,686	(107,300)	29,039,869	(19,292,447)	22,297,463	3,444,297
Contract owners’ equity at beginning of period	241,755,572	235,370,533	16,494,054	16,601,354	41,906,816	61,199,263	101,053,017	97,608,720

Contract owners’ equity at end of period	$243,069,731	241,755,572	18,807,740	16,494,054	70,946,685	41,906,816	123,350,480	101,053,017

CHANGE IN UNITS:
Beginning units	4,491,360	5,073,669	651,133	763,210	4,827,926	4,651,695	3,304,017	3,623,703
Units purchased	132,156	707,153	27,696	31,539	3,539,781	2,771,297	728,771	411,609
Units redeemed	(972,071)	(1,289,462)	(79,095)	(143,616)	(3,007,194)	(2,595,066)	(610,154)	(731,295)

Ending units	3,651,445	4,491,360	599,734	651,133	5,360,513	4,827,926	3,422,634	3,304,017

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FOP		FRESS2		FVSS		FVSS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(458,580)	(427,271)	(33,249)	42,539	12,450	(3,558)	(11,064)	(16,000)
Realized gain (loss) on investments	2,880,889	2,046,992	152,672	(434,576)	157,327	(176,123)	277,735	79,333
Change in unrealized gain (loss) on investments	2,800,856	4,608,547	3,399,741	(786,567)	593,712	114,317	812,133	(51,309)
Reinvested capital gains	4,225,128	223,482	85,730	346,315	498,480	183,590	479,237	242,694

Net increase (decrease) in contract owners’ equity resulting from operations	9,448,293	6,451,750	3,604,894	(832,289)	1,261,969	118,226	1,558,041	254,718

Equity transactions:
Purchase payments received from contract owners (note 4)	445,408	356,602	4,558,900	2,012,227	118,447	30,879	7,453	55,612
Transfers between funds	(605,149)	(1,153,638)	12,009,671	(1,620,875)	1,797,843	(175,456)	28,862	(31,179)
Redemptions (notes 2, 3, and 4)	(4,710,986)	(3,732,191)	(486,526)	(549,813)	(500,747)	(233,242)	(516,659)	(442,903)
Adjustments to maintain reserves	(3,510)	4,324	12	120	(27)	64	49	(250)

Net equity transactions	(4,874,237)	(4,524,903)	16,082,057	(158,341)	1,415,516	(377,755)	(480,295)	(418,720)

Net change in contract owners’ equity	4,574,056	1,926,847	19,686,951	(990,630)	2,677,485	(259,529)	1,077,746	(164,002)
Contract owners’ equity at beginning of period	54,180,662	52,253,815	8,199,727	9,190,357	3,623,425	3,882,954	5,049,384	5,213,386

Contract owners’ equity at end of period	$58,754,718	54,180,662	27,886,678	8,199,727	6,300,910	3,623,425	6,127,130	5,049,384

CHANGE IN UNITS:
Beginning units	1,234,733	1,360,073	644,375	666,837	114,626	130,997	115,366	126,904
Units purchased	16,482	23,533	1,341,415	296,197	65,846	11,356	7,629	7,592
Units redeemed	(119,018)	(148,873)	(367,975)	(318,659)	(30,304)	(27,727)	(16,459)	(19,130)

Ending units	1,132,197	1,234,733	1,617,815	644,375	150,168	114,626	106,536	115,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVDM2		FTVFA2		FTVGI2		FTVIS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(50,854)	229,464	90,090	(66,897)	(1,208,562)	6,082,515	6,633,114	8,635,775
Realized gain (loss) on investments	797,426	505,950	(3,712,306)	(7,581,609)	(4,149,412)	(4,140,984)	(489,250)	(9,642,551)
Change in unrealized gain (loss) on investments	(1,491,536)	133,488	11,704,794	(7,827,403)	194,325	(8,446,562)	23,654,179	(4,330,879)
Reinvested capital gains	178,962	219,442	-	22,886,178	-	-	-	169,774

Net increase (decrease) in contract owners’ equity resulting from operations	(566,002)	1,088,344	8,082,578	7,410,269	(5,163,649)	(6,505,031)	29,798,043	(5,167,881)

Equity transactions:
Purchase payments received from contract owners (note 4)	76,560	76,314	1,177,187	3,082,153	375,596	1,970,134	17,715,021	6,797,487
Transfers between funds	(344,087)	(969,992)	(2,512,096)	(5,132,409)	1,586,053	(4,573,274)	(7,481,497)	(12,854,951)
Redemptions (notes 2, 3, and 4)	(826,254)	(710,236)	(8,864,782)	(6,913,986)	(7,774,081)	(8,373,534)	(21,976,404)	(17,871,532)
Adjustments to maintain reserves	17	151	150	51	1,102	832	(877)	294

Net equity transactions	(1,093,764)	(1,603,763)	(10,199,541)	(8,964,191)	(5,811,330)	(10,975,842)	(11,743,757)	(23,928,702)

Net change in contract owners’ equity	(1,659,766)	(515,419)	(2,116,963)	(1,553,922)	(10,974,979)	(17,480,873)	18,054,286	(29,096,583)
Contract owners’ equity at beginning of period	9,257,166	9,772,585	85,383,647	86,937,569	81,816,389	99,297,262	205,273,511	234,370,094

Contract owners’ equity at end of period	$7,597,400	9,257,166	83,266,684	85,383,647	70,841,410	81,816,389	223,327,797	205,273,511

CHANGE IN UNITS:
Beginning units	652,427	795,837	5,290,110	5,922,543	9,298,572	10,542,396	11,593,508	13,162,556
Units purchased	69,543	48,613	279,398	635,283	1,136,618	985,446	1,313,580	2,790,097
Units redeemed	(145,199)	(192,023)	(878,882)	(1,267,716)	(1,821,196)	(2,229,270)	(1,973,675)	(4,359,145)

Ending units	576,771	652,427	4,690,626	5,290,110	8,613,994	9,298,572	10,933,413	11,593,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVMD2		FTVRD2		FTVSI2		FTVSV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$18,667	19,311	(134,486)	(58,667)	37,758	60,206	(383,958)	62,815
Realized gain (loss) on investments	(17,076)	(183,482)	10,546,582	890,222	(14,404)	1,677	(352,345)	(8,019,412)
Change in unrealized gain (loss) on investments	143,746	52,548	(4,459,629)	1,536,152	(651)	(8,872)	15,261,778	8,027,291
Reinvested capital gains	-	19,464	1,105,439	1,651,377	-	-	2,030,935	4,481,966

Net increase (decrease) in contract owners’ equity resulting from operations	145,337	(92,159)	7,057,906	4,019,084	22,703	53,011	16,556,410	4,552,660

Equity transactions:
Purchase payments received from contract owners (note 4)	-	27,673	214,030	663,579	61,381	12,424	229,273	360,534
Transfers between funds	(120,861)	(208,344)	(36,836,910)	(1,480,031)	(139,847)	119,120	(9,564,442)	1,334,463
Redemptions (notes 2, 3, and 4)	(170,030)	(248,850)	(2,577,615)	(5,406,750)	(167,220)	(9,105)	(8,190,578)	(7,957,814)
Adjustments to maintain reserves	(1)	(12)	21	(16)	(1)	12	50	(7)

Net equity transactions	(290,892)	(429,533)	(39,200,474)	(6,223,218)	(245,687)	122,451	(17,525,697)	(6,262,824)

Net change in contract owners’ equity	(145,555)	(521,692)	(32,142,568)	(2,204,134)	(222,984)	175,462	(969,287)	(1,710,164)
Contract owners’ equity at beginning of period	902,001	1,423,693	32,163,312	34,367,446	1,693,689	1,518,227	77,124,323	78,834,487

Contract owners’ equity at end of period	$756,446	902,001	20,744	32,163,312	1,470,705	1,693,689	76,155,036	77,124,323

CHANGE IN UNITS:
Beginning units	61,910	92,937	724,995	884,745	144,610	133,696	1,718,366	1,819,674
Units purchased	5,144	16,202	8,383	30,248	13,068	25,982	80,322	319,406
Units redeemed	(23,239)	(47,229)	(733,378)	(189,998)	(33,992)	(15,068)	(427,465)	(420,714)

Ending units	43,815	61,910	-	724,995	123,686	144,610	1,371,223	1,718,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TIF2		GVGMNS		GVMSAS		GVSSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$90,459	462,140	(171,305)	(130,083)	18,501	11,611	(1,179)	(2,036)
Realized gain (loss) on investments	(1,018,646)	(1,726,209)	180,570	(9,595)	40,898	(6,493)	4,189	(76,049)
Change in unrealized gain (loss) on investments	1,673,457	745,350	81,230	199,596	7,102	83,033	(20,298)	93,322
Reinvested capital gains	-	-	1,308,052	140,736	-	-	126,789	6,194

Net increase (decrease) in contract owners’ equity resulting from operations	745,270	(518,719)	1,398,547	200,654	66,501	88,151	109,501	21,431

Equity transactions:
Purchase payments received from contract owners (note 4)	118,675	201,465	79,495	86,449	1,761,428	392,502	99,347	28,251
Transfers between funds	(38,767)	923,747	210,110	(509,709)	527,440	31,405	(94,589)	(68,308)
Redemptions (notes 2, 3, and 4)	(2,560,415)	(2,504,789)	(708,009)	(358,359)	(155,559)	(177,577)	(40,680)	(12,930)
Adjustments to maintain reserves	100	373	42	94	7	41	(24)	41

Net equity transactions	(2,480,407)	(1,379,204)	(418,362)	(781,525)	2,133,316	246,371	(35,946)	(52,946)

Net change in contract owners’ equity	(1,735,137)	(1,897,923)	980,185	(580,871)	2,199,817	334,522	73,555	(31,515)
Contract owners’ equity at beginning of period	26,429,734	28,327,657	9,902,794	10,483,665	1,959,895	1,625,373	512,441	543,956

Contract owners’ equity at end of period	$24,694,597	26,429,734	10,882,979	9,902,794	4,159,712	1,959,895	585,996	512,441

CHANGE IN UNITS:
Beginning units	1,212,614	1,265,143	755,358	818,810	184,874	161,311	24,309	27,823
Units purchased	89,738	154,535	67,440	40,394	237,982	52,919	4,800	5,076
Units redeemed	(185,156)	(207,064)	(97,854)	(103,846)	(43,899)	(29,356)	(6,492)	(8,590)

Ending units	1,117,196	1,212,614	724,944	755,358	378,957	184,874	22,617	24,309

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RSRF		RVARS		ACEG2		IVBRA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$10	30	(243,039)	(46,747)	(82,389)	(74,161)	5,620	15,408
Realized gain (loss) on investments	(10)	(34)	273,948	289,738	1,728,221	231,865	(4,611)	(3,006)
Change in unrealized gain (loss) on investments	5,496	316	471,891	531,346	(1,367,338)	1,090,134	14,227	(2,822)
Reinvested capital gains	-	-	368,654	-	796,677	407,683	6,641	10,512

Net increase (decrease) in contract owners’ equity resulting from operations	5,496	312	871,454	774,337	1,075,171	1,655,521	21,877	20,092

Equity transactions:
Purchase payments received from contract owners (note 4)	46,796	-	30,482	78,463	114,114	99,060	-	51,717
Transfers between funds	(441)	377	1,348,079	35,743	(6,662,753)	265,090	7,085	69
Redemptions (notes 2, 3, and 4)	-	-	(1,057,825)	(1,025,216)	(452,982)	(531,783)	(79,605)	(9,927)
Adjustments to maintain reserves	(5)	(2)	69	306	(59)	224	(1)	1

Net equity transactions	46,350	375	320,805	(910,704)	(7,001,680)	(167,409)	(72,521)	41,860

Net change in contract owners’ equity	51,846	687	1,192,259	(136,367)	(5,926,509)	1,488,112	(50,644)	61,952
Contract owners’ equity at beginning of period	6,889	6,202	13,751,948	13,888,315	6,225,929	4,737,817	263,316	201,364

Contract owners’ equity at end of period	$58,735	6,889	14,944,207	13,751,948	299,420	6,225,929	212,672	263,316

CHANGE IN UNITS:
Beginning units	677	637	1,324,632	1,412,374	189,471	202,090	18,480	15,517
Units purchased	4,095	51	281,344	498,636	23,529	72,151	462	3,755
Units redeemed	(68)	(11)	(252,725)	(586,378)	(204,200)	(84,770)	(5,315)	(792)

Ending units	4,704	677	1,353,251	1,324,632	8,800	189,471	13,627	18,480

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVMCC2		OVAG		OVAG2		OVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(221,144)	(164,906)	(200,662)	(158,608)	(253,355)	(147,708)	116,704	305,098
Realized gain (loss) on investments	(788,693)	(642,523)	920,848	59,769	1,415,615	566,470	122,050	305,879
Change in unrealized gain (loss) on investments	3,919,064	(797,148)	136,489	3,295,764	(457,671)	5,243,073	(1,348,576)	673,017
Reinvested capital gains	-	2,854,756	1,582,230	987,369	1,953,273	-	600,380	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,909,227	1,250,179	2,438,905	4,184,294	2,657,862	5,661,835	(509,442)	1,283,994

Equity transactions:
Purchase payments received from contract owners (note 4)	191,782	183,517	264,027	218,062	92,960	7,337	86,388	280,717
Transfers between funds	(1,404,176)	(1,014)	(181,998)	(638,773)	(687,424)	12,644,905	441,820	2,374,467
Redemptions (notes 2, 3, and 4)	(2,581,138)	(1,150,421)	(1,787,539)	(1,114,089)	(1,823,699)	(925,059)	(1,873,772)	(1,859,226)
Adjustments to maintain reserves	(90)	267	(35)	45	(6)	(193,218)	(64)	78

Net equity transactions	(3,793,622)	(967,651)	(1,705,545)	(1,534,755)	(2,418,169)	11,533,965	(1,345,628)	796,036

Net change in contract owners’ equity	(884,395)	282,528	733,360	2,649,539	239,693	17,195,800	(1,855,070)	2,080,030
Contract owners’ equity at beginning of period	15,285,759	15,003,231	14,760,133	12,110,594	17,195,800	-	17,482,965	15,402,935

Contract owners’ equity at end of period	$14,401,364	15,285,759	15,493,493	14,760,133	17,435,493	17,195,800	15,627,895	17,482,965

CHANGE IN UNITS:
Beginning units	878,800	923,919	715,516	815,351	1,174,026	-	713,808	696,890
Units purchased	43,528	124,849	60,882	68,245	106,703	1,454,361	68,078	142,422
Units redeemed	(237,567)	(169,968)	(137,443)	(168,080)	(263,873)	(280,335)	(121,699)	(125,504)

Ending units	684,761	878,800	638,955	715,516	1,016,856	1,174,026	660,187	713,808

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGI		OVGIS		OVGS		OVGSS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(49,549)	21,050	(1,569,213)	(657,823)	(2,086,956)	(809,766)	(2,203,974)	(1,296,464)
Realized gain (loss) on investments	2,990,863	(296,627)	46,619,650	(87,790)	4,673,444	1,562,636	4,748,848	1,035,373
Change in unrealized gain (loss) on investments	(713,921)	425,649	(11,803,963)	4,591,120	9,840,875	25,844,807	8,025,064	24,055,564
Reinvested capital gains	707,379	1,052,285	10,946,355	16,499,165	7,925,329	4,601,117	7,656,701	4,280,138

Net increase (decrease) in contract owners’ equity resulting from operations	2,934,772	1,202,357	44,192,829	20,344,672	20,352,692	31,198,794	18,226,639	28,074,611

Equity transactions:
Purchase payments received from contract owners (note 4)	149,721	316,883	7,257,552	4,283,744	1,123,981	973,946	13,653,663	4,994,833
Transfers between funds	(13,576,436)	(451,853)	(214,738,802)	(14,548,227)	(2,240,146)	(3,772,389)	(5,279,984)	(11,153,015)
Redemptions (notes 2, 3, and 4)	(1,339,291)	(973,629)	(18,364,986)	(17,295,787)	(13,364,848)	(10,866,285)	(14,109,725)	(11,199,118)
Adjustments to maintain reserves	69	32	(64,707)	1,214	(267)	(77)	(251)	559

Net equity transactions	(14,765,937)	(1,108,567)	(225,910,943)	(27,559,056)	(14,481,280)	(13,664,805)	(5,736,297)	(17,356,741)

Net change in contract owners’ equity	(11,831,165)	93,790	(181,718,114)	(7,214,384)	5,871,412	17,533,989	12,490,342	10,717,870
Contract owners’ equity at beginning of period	11,831,165	11,737,375	181,749,429	188,963,813	150,764,671	133,230,682	137,212,016	126,494,146

Contract owners’ equity at end of period	$-	11,831,165	31,315	181,749,429	156,636,083	150,764,671	149,702,358	137,212,016

CHANGE IN UNITS:
Beginning units	459,751	512,894	4,716,638	5,494,477	1,444,320	1,606,006	2,557,041	2,963,169
Units purchased	13,118	49,247	293,570	449,138	17,332	26,972	354,478	175,409
Units redeemed	(472,869)	(102,390)	(5,010,002)	(1,226,977)	(147,849)	(188,658)	(437,561)	(581,537)

Ending units	-	459,751	206	4,716,638	1,313,803	1,444,320	2,473,958	2,557,041

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVIG		OVIGS		OVMS		OVSB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,585)	6,957	(997,329)	(526,613)	34,979	175,766	45,913	67,126
Realized gain (loss) on investments	74,094	1,877	15,125,402	1,209,804	962,904	453,668	(15,896)	(17,126)
Change in unrealized gain (loss) on investments	(72,733)	265,888	(12,812,332)	9,690,848	(49,743)	1,752,022	(101,251)	(29,481)
Reinvested capital gains	169,694	20,852	7,036,817	759,632	1,273,981	542,875	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	162,470	295,574	8,352,558	11,133,671	2,222,121	2,924,331	(71,234)	20,519

Equity transactions:
Purchase payments received from contract owners (note 4)	222,816	28,316	11,474,501	5,223,899	249,299	102,242	21,435	43,814
Transfers between funds	(77,041)	(144,693)	(82,805,741)	(6,590,724)	(118,645)	701,869	43,820	(122,065)
Redemptions (notes 2, 3, and 4)	(172,704)	(161,553)	(4,003,931)	(3,035,104)	(2,632,471)	(1,886,640)	(231,260)	(82,805)
Adjustments to maintain reserves	(22)	16	81	321	(46)	(33)	(49)	39

Net equity transactions	(26,951)	(277,914)	(75,335,090)	(4,401,608)	(2,501,863)	(1,082,562)	(166,054)	(161,017)

Net change in contract owners’ equity	135,519	17,660	(66,982,532)	6,732,063	(279,742)	1,841,769	(237,288)	(140,498)
Contract owners’ equity at beginning of period	1,740,026	1,722,366	68,309,809	61,577,746	25,089,381	23,247,612	1,556,211	1,696,709

Contract owners’ equity at end of period	$1,875,545	1,740,026	1,327,277	68,309,809	24,809,639	25,089,381	1,318,923	1,556,211

CHANGE IN UNITS:
Beginning units	104,238	124,703	5,258,596	5,652,376	587,607	618,103	136,629	152,056
Units purchased	27,462	9,729	1,142,625	871,867	21,756	37,474	12,151	9,950
Units redeemed	(29,228)	(30,194)	(6,307,981)	(1,265,647)	(75,219)	(67,970)	(27,355)	(25,377)

Ending units	102,472	104,238	93,240	5,258,596	534,144	587,607	121,425	136,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSBS		OVSC		OVSCS		WRASP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$118,879	199,243	(59,052)	(31,574)	(1,639,792)	(1,121,143)	(254,230)	367,147
Realized gain (loss) on investments	(65,524)	(213,158)	190,697	(88,357)	4,793,836	(4,043,072)	(775,753)	(4,566,119)
Change in unrealized gain (loss) on investments	(278,438)	22,433	624,244	804,879	10,963,168	22,821,279	(1,301,087)	17,109,228
Reinvested capital gains	-	-	380,384	63,548	7,792,266	1,365,685	14,218,209	2,270,084

Net increase (decrease) in contract owners’ equity resulting from operations	(225,083)	8,518	1,136,273	748,496	21,909,478	19,022,749	11,887,139	15,180,340

Equity transactions:
Purchase payments received from contract owners (note 4)	18,126	9,209	36,330	82,041	14,083,353	4,706,038	788,683	1,349,260
Transfers between funds	2,785	(646,561)	76,469	(86,328)	(12,970,704)	(4,740,638)	(5,415,401)	(7,546,461)
Redemptions (notes 2, 3, and 4)	(339,718)	(649,612)	(494,089)	(392,046)	(11,937,615)	(7,464,958)	(13,776,302)	(14,649,051)
Adjustments to maintain reserves	(17)	166	(1)	59	39,047	(38,614)	246	287

Net equity transactions	(318,824)	(1,286,798)	(381,291)	(396,274)	(10,785,919)	(7,538,172)	(18,402,774)	(20,845,965)

Net change in contract owners’ equity	(543,907)	(1,278,280)	754,982	352,222	11,123,559	11,484,577	(6,515,635)	(5,665,625)
Contract owners’ equity at beginning of period	4,692,264	5,970,544	5,453,460	5,101,238	114,020,410	102,535,833	146,144,790	151,810,415

Contract owners’ equity at end of period	$4,148,357	4,692,264	6,208,442	5,453,460	125,143,969	114,020,410	139,629,155	146,144,790

CHANGE IN UNITS:
Beginning units	426,549	550,096	200,490	221,936	2,140,606	2,265,629	7,535,428	8,769,928
Units purchased	28,123	24,336	16,845	48,201	371,372	536,662	272,460	256,130
Units redeemed	(57,921)	(147,883)	(28,614)	(69,647)	(561,942)	(661,685)	(1,173,144)	(1,490,630)

Ending units	396,751	426,549	188,721	200,490	1,950,036	2,140,606	6,634,744	7,535,428

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRENG		WRHIP		WRMCG		WRPAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$637	635	2,739,122	3,570,480	(3,414,957)	(2,200,444)	134	85
Realized gain (loss) on investments	554	(35,366)	(771,966)	(1,705,862)	12,390,902	7,631,430	(7)	(13)
Change in unrealized gain (loss) on investments	20,407	5,269	777,471	102,078	(4,659,020)	42,291,200	1,373	205
Reinvested capital gains	-	-	-	-	24,840,523	9,533,362	618	1,245

Net increase (decrease) in contract owners’ equity resulting from operations	21,598	(29,462)	2,744,627	1,966,696	29,157,448	57,255,548	2,118	1,522

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	347,411	768,664	69,154,971	26,864,373	-	-
Transfers between funds	(543)	72,534	1,504,502	(5,945,460)	(30,732,660)	(5,835,398)	(176)	101
Redemptions (notes 2, 3, and 4)	(914)	(271)	(5,675,659)	(5,831,060)	(17,515,354)	(10,095,898)	-	-
Adjustments to maintain reserves	(6)	(4)	83	448	88	(138)	7	(1)

Net equity transactions	(1,463)	72,259	(3,823,663)	(11,007,408)	20,907,045	10,932,939	(169)	100

Net change in contract owners’ equity	20,135	42,797	(1,079,036)	(9,040,712)	50,064,493	68,188,487	1,949	1,622
Contract owners’ equity at beginning of period	52,658	9,861	64,032,899	73,073,611	196,974,311	128,785,824	11,618	9,996

Contract owners’ equity at end of period	$72,793	52,658	62,953,863	64,032,899	247,038,804	196,974,311	13,567	11,618

CHANGE IN UNITS:
Beginning units	12,952	1,519	4,488,157	5,342,452	6,085,246	5,847,898	573	567
Units purchased	-	25,512	536,161	313,401	2,834,244	2,317,035	4	6
Units redeemed	(269)	(14,079)	(794,514)	(1,167,696)	(2,315,989)	(2,079,687)	(11)	-

Ending units	12,683	12,952	4,229,804	4,488,157	6,603,501	6,085,246	566	573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRPCP		WRPMAP		WRPMAV		WRPMCP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$73,872	25,696	540,363	490,386	51,298	46,103	82,375	72,438
Realized gain (loss) on investments	181,848	(25,069)	(53,997)	(3,252,231)	55,291	7,031	(79,395)	(73,491)
Change in unrealized gain (loss) on investments	(163,026)	198,896	3,412,496	2,377,373	501,179	(158,979)	356,805	181,502
Reinvested capital gains	200,544	126,453	1,718,919	4,538,221	69,297	474,065	224,184	440,615

Net increase (decrease) in contract owners’ equity resulting from operations	293,238	325,976	5,617,781	4,153,749	677,065	368,220	583,969	621,064

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	370,244	1,075,363	21,000	150	50,284	-
Transfers between funds	(180,256)	1,875,608	808,617	(1,769,106)	(16,578)	910	511,366	(162)
Redemptions (notes 2, 3, and 4)	(119,181)	(541,764)	(4,208,127)	(9,793,058)	(290,633)	(1,152,628)	(949,105)	(428,664)
Adjustments to maintain reserves	11	(28)	(38)	23	(11)	(5)	3	(23)

Net equity transactions	(299,426)	1,333,816	(3,029,304)	(10,486,778)	(286,222)	(1,151,573)	(387,452)	(428,849)

Net change in contract owners’ equity	(6,188)	1,659,792	2,588,477	(6,333,029)	390,843	(783,353)	196,517	192,215
Contract owners’ equity at beginning of period	2,769,683	1,109,891	36,310,730	42,643,759	4,735,681	5,519,034	5,345,758	5,153,543

Contract owners’ equity at end of period	$2,763,495	2,769,683	38,899,207	36,310,730	5,126,524	4,735,681	5,542,275	5,345,758

CHANGE IN UNITS:
Beginning units	143,515	64,536	1,459,120	1,964,771	296,203	376,811	252,545	275,259
Units purchased	94,601	110,688	111,156	81,894	1,228	1,239	24,476	13
Units redeemed	(107,630)	(31,709)	(227,536)	(587,545)	(17,976)	(81,847)	(43,076)	(22,727)

Ending units	130,486	143,515	1,342,740	1,459,120	279,455	296,203	233,945	252,545

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRPMCV		WRPMMV		WRPMP		JPICB2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$16,005	16,923	55,448	37,415	302,603	277,227	46,933	2,301
Realized gain (loss) on investments	191,065	(27,652)	878,149	34,959	(225,896)	(960,526)	33,813	14,009
Change in unrealized gain (loss) on investments	(98,699)	11,174	(410,457)	(36,460)	1,634,594	853,926	(1,213,099)	340,235
Reinvested capital gains	26,738	99,825	58,128	328,787	891,098	2,123,320	380,365	-

Net increase (decrease) in contract owners’ equity resulting from operations	135,109	100,270	581,268	364,701	2,602,399	2,293,947	(751,988)	356,545

Equity transactions:
Purchase payments received from contract owners (note 4)	-	10,000	9,000	-	99,649	14,600	26,940,426	13,944,823
Transfers between funds	(1,365,147)	(121,727)	(5,014,798)	(93,506)	(155,481)	(164,771)	1,241,369	2,291,413
Redemptions (notes 2, 3, and 4)	(87,302)	(453,984)	(338,991)	(512,043)	(2,512,928)	(4,080,394)	(1,095,695)	(270,029)
Adjustments to maintain reserves	11	2	8	5	56,966	(56,962)	(43)	16

Net equity transactions	(1,452,438)	(565,709)	(5,344,781)	(605,544)	(2,511,794)	(4,287,527)	27,086,057	15,966,223

Net change in contract owners’ equity	(1,317,329)	(465,439)	(4,763,513)	(240,843)	90,605	(1,993,580)	26,334,069	16,322,768
Contract owners’ equity at beginning of period	1,317,329	1,782,768	4,763,513	5,004,356	19,901,998	21,895,578	17,635,656	1,312,888

Contract owners’ equity at end of period	$-	1,317,329	-	4,763,513	19,992,603	19,901,998	43,969,725	17,635,656

CHANGE IN UNITS:
Beginning units	90,018	132,892	312,191	355,682	872,712	1,090,124	1,667,764	131,850
Units purchased	307	1,034	1,160	251	4,617	3,408	2,968,595	1,622,252
Units redeemed	(90,325)	(43,908)	(313,351)	(43,742)	(111,936)	(220,820)	(352,281)	(86,338)

Ending units	-	90,018	-	312,191	765,393	872,712	4,284,078	1,667,764

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JPMMV1		JABS		JACAS		JAFBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(42,206)	14,172	(89,898)	28,692	(2,372,707)	(1,814,759)	254,275	702,888
Realized gain (loss) on investments	347,111	(386,443)	1,034,335	427,770	12,529,515	6,413,198	307,873	307,619
Change in unrealized gain (loss) on investments	1,698,234	(583,347)	1,574,817	564,318	(144,075)	29,872,031	(5,522,109)	4,742,566
Reinvested capital gains	556,894	552,718	91,982	139,006	20,619,129	11,065,723	2,557,168	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,560,033	(402,900)	2,611,236	1,159,786	30,631,862	45,536,193	(2,402,793)	5,753,073

Equity transactions:
Purchase payments received from contract owners (note 4)	113,080	129,599	21,560,450	25,727	963,950	608,677	31,401,283	10,896,970
Transfers between funds	526,132	(916,834)	30,017,264	44,340	(11,010,532)	(12,786,627)	7,122,413	11,066,732
Redemptions (notes 2, 3, and 4)	(1,558,281)	(786,593)	(959,032)	(913,440)	(16,907,805)	(14,139,920)	(10,197,016)	(4,722,091)
Adjustments to maintain reserves	(150)	95	(32)	112	(21)	402	16	261

Net equity transactions	(919,219)	(1,573,733)	50,618,650	(843,261)	(26,954,408)	(26,317,468)	28,326,696	17,241,872

Net change in contract owners’ equity	1,640,814	(1,976,633)	53,229,886	316,525	3,677,454	19,218,725	25,923,903	22,994,945
Contract owners’ equity at beginning of period	9,285,126	11,261,759	10,116,328	9,799,803	157,886,948	138,668,223	90,169,573	67,174,628

Contract owners’ equity at end of period	$10,925,940	9,285,126	63,346,214	10,116,328	161,564,402	157,886,948	116,093,476	90,169,573

CHANGE IN UNITS:
Beginning units	276,962	332,614	273,700	313,524	2,750,213	3,296,707	7,902,412	6,400,630
Units purchased	35,424	9,347	1,410,985	14,533	153,283	270,847	4,202,345	3,338,426
Units redeemed	(58,361)	(64,999)	(131,383)	(54,357)	(569,747)	(817,341)	(1,693,126)	(1,836,644)

Ending units	254,025	276,962	1,553,302	273,700	2,333,749	2,750,213	10,411,631	7,902,412

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAGTS		JAIGS		JAMGS		LZREMS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,100,278)	(3,051,450)	(171,275)	(83,145)	(6,919)	(8,826)	275,542	391,682
Realized gain (loss) on investments	13,236,527	19,133,585	946,697	(1,425,501)	89,880	7,303	3,319,855	84,703
Change in unrealized gain (loss) on investments	(5,632,324)	45,789,129	3,345,247	5,767,855	54,451	170,784	(1,532,055)	(1,870,838)
Reinvested capital gains	38,503,696	18,176,029	-	-	200,047	161,114	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,007,621	80,047,293	4,120,669	4,259,209	337,459	330,375	2,063,342	(1,394,453)

Equity transactions:
Purchase payments received from contract owners (note 4)	63,011,514	26,624,992	576,508	462,362	222,495	303,132	6,133,032	2,971,719
Transfers between funds	(8,496,243)	(11,804,159)	(1,974,782)	(1,949,031)	(221,215)	(298,124)	(48,052,340)	(1,027,999)
Redemptions (notes 2, 3, and 4)	(20,616,293)	(14,457,308)	(3,231,510)	(3,442,422)	(213,514)	(89,364)	(2,241,404)	(1,871,228)
Adjustments to maintain reserves	85	472	162	451	64	3	(85,865)	175

Net equity transactions	33,899,063	363,997	(4,629,622)	(4,928,640)	(212,170)	(84,353)	(44,246,577)	72,667

Net change in contract owners’ equity	75,906,684	80,411,290	(508,953)	(669,431)	125,289	246,022	(42,183,235)	(1,321,786)
Contract owners’ equity at beginning of period	255,673,747	175,262,457	36,085,006	36,754,437	2,299,064	2,053,042	43,944,162	45,265,948

Contract owners’ equity at end of period	$331,580,431	255,673,747	35,576,053	36,085,006	2,424,353	2,299,064	1,760,927	43,944,162

CHANGE IN UNITS:
Beginning units	6,692,192	6,662,451	1,470,600	1,702,037	73,688	77,654	4,455,162	4,475,407
Units purchased	3,078,690	3,240,228	59,751	82,825	9,357	32,960	831,868	788,400
Units redeemed	(1,961,157)	(3,210,487)	(212,300)	(314,262)	(15,848)	(36,926)	(5,127,063)	(808,645)

Ending units	7,809,725	6,692,192	1,318,051	1,470,600	67,197	73,688	159,967	4,455,162

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LDVS		LOVSDC		LOVTRC		MNCPS2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$69,406	-	25,256	18,134	787,905	679,437	(1)	(186)
Realized gain (loss) on investments	2,120	-	1,753	4,712	53,203	147,808	9,648	803
Change in unrealized gain (loss) on investments	116,386	-	(29,939)	(1,110)	(2,559,750)	1,010,463	(6,283)	58,501
Reinvested capital gains	22,537	-	-	-	632,061	1,137,197	21,798	2,321

Net increase (decrease) in contract owners’ equity resulting from operations	210,449	-	(2,930)	21,736	(1,086,581)	2,974,905	25,162	61,439

Equity transactions:
Purchase payments received from contract owners (note 4)	4,369	-	393,100	307,447	23,489,118	9,580,549	230,604	8,322
Transfers between funds	2,437,494	-	261,974	213,974	13,856,798	3,126,297	(16,091)	114,381
Redemptions (notes 2, 3, and 4)	(20,077)	-	(120,931)	(4,937)	(3,436,551)	(4,106,616)	(14,431)	(5,395)
Adjustments to maintain reserves	(15)	-	(10)	(16)	(24)	190	(28)	-

Net equity transactions	2,421,771	-	534,133	516,468	33,909,341	8,600,420	200,054	117,308

Net change in contract owners’ equity	2,632,220	-	531,203	538,204	32,822,760	11,575,325	225,216	178,747
Contract owners’ equity at beginning of period	-	-	797,434	259,230	62,781,398	51,206,073	264,188	85,441

Contract owners’ equity at end of period	$2,632,220	-	1,328,637	797,434	95,604,158	62,781,398	489,404	264,188

CHANGE IN UNITS:
Beginning units	-	-	74,499	24,509	5,558,265	4,806,220	17,232	7,458
Units purchased	259,775	-	86,402	78,384	3,774,799	1,856,957	25,023	10,459
Units redeemed	(17,668)	-	(37,023)	(28,394)	(736,160)	(1,104,912)	(11,015)	(685)

Ending units	242,107	-	123,878	74,499	8,596,904	5,558,265	31,240	17,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	M2IGSS		M3GRES		MNDSC		MV2RIS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(106,907)	(82,332)	149	-	(1,593,643)	(1,029,855)	(33,546)	(673)
Realized gain (loss) on investments	416,665	320,172	161	-	776,030	897,581	39,719	596
Change in unrealized gain (loss) on investments	282,512	334,654	10,884	-	(20,017,285)	19,781,130	3,624	119,367
Reinvested capital gains	949,896	616,125	-	-	19,814,029	7,137,846	440,267	6,887

Net increase (decrease) in contract owners’ equity resulting from operations	1,542,166	1,188,619	11,194	-	(1,020,869)	26,786,702	450,064	126,177

Equity transactions:
Purchase payments received from contract owners (note 4)	122,359	21,364	118,836	-	32,167,574	14,625,885	7,962,083	968,838
Transfers between funds	(198,438)	(646,084)	19,471	-	(6,033,097)	(13,517,883)	1,875,572	918,063
Redemptions (notes 2, 3, and 4)	(616,863)	(605,590)	-	-	(6,900,855)	(3,952,706)	(213,123)	(3,236)
Adjustments to maintain reserves	67	40	10	-	16	558	(82)	(33)

Net equity transactions	(692,875)	(1,230,270)	138,317	-	19,233,638	(2,844,146)	9,624,450	1,883,632

Net change in contract owners’ equity	849,291	(41,651)	149,511	-	18,212,769	23,942,556	10,074,514	2,009,809
Contract owners’ equity at beginning of period	6,781,997	6,823,648	-	-	91,032,268	67,089,712	2,009,809	-

Contract owners’ equity at end of period	$7,631,288	6,781,997	149,511	-	109,245,037	91,032,268	12,084,323	2,009,809

CHANGE IN UNITS:
Beginning units	323,675	391,705	-	-	2,835,105	3,012,031	151,059	-
Units purchased	11,761	13,958	13,123	-	1,306,817	1,104,863	716,227	151,488
Units redeemed	(41,417)	(81,988)	(211)	-	(757,883)	(1,281,789)	(40,306)	(429)

Ending units	294,019	323,675	12,912	-	3,384,039	2,835,105	826,980	151,059

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV3MVS		MVBRES		MVFSC		MVIGSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(76,596)	(8,858)	728	-	(1,495,785)	(583,277)	(267,252)	825
Realized gain (loss) on investments	759,937	259,846	3,030	-	22,008,093	15,564,755	193,810	61,725
Change in unrealized gain (loss) on investments	2,628,720	195,801	102,708	-	55,376,380	(21,259,502)	399,564	1,390,774
Reinvested capital gains	167,695	25,208	57,950	-	9,244,344	15,780,598	1,435,161	95,218

Net increase (decrease) in contract owners’ equity resulting from operations	3,479,756	471,997	164,416	-	85,133,032	9,502,574	1,761,283	1,548,542

Equity transactions:
Purchase payments received from contract owners (note 4)	18,673,724	2,896,727	791,575	-	32,619,557	12,212,208	24,785,866	8,956,336
Transfers between funds	5,338,072	784,452	(35,518)	-	(23,060,248)	4,069,424	1,916,615	1,075,889
Redemptions (notes 2, 3, and 4)	(715,786)	(26,708)	-	-	(38,680,217)	(29,302,356)	(720,376)	(143,224)
Adjustments to maintain reserves	6	(6)	8	-	235	(39)	(11)	(4)

Net equity transactions	23,296,016	3,654,465	756,065	-	(29,120,673)	(13,020,763)	25,982,094	9,888,997

Net change in contract owners’ equity	26,775,772	4,126,462	920,481	-	56,012,359	(3,518,189)	27,743,377	11,437,539
Contract owners’ equity at beginning of period	4,126,462	-	-	-	380,570,959	384,089,148	13,698,901	2,261,362

Contract owners’ equity at end of period	$30,902,234	4,126,462	920,481	-	436,583,318	380,570,959	41,442,278	13,698,901

CHANGE IN UNITS:
Beginning units	303,787	-	-	-	9,837,182	10,092,360	1,108,316	208,542
Units purchased	1,810,885	503,584	112,619	-	1,125,289	1,482,951	2,261,938	1,106,997
Units redeemed	(349,262)	(199,797)	(53,295)	-	(1,816,110)	(1,738,129)	(253,529)	(207,223)

Ending units	1,765,410	303,787	59,324	-	9,146,361	9,837,182	3,116,725	1,108,316

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MVIVSC		MVRBSS		MVUSC		MGRFV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,558,792)	(2,118,924)	25,094	53	2,317	3,785	(22)	(25)
Realized gain (loss) on investments	8,113,240	14,611,955	(396)	-	17,690	1,941	114	5
Change in unrealized gain (loss) on investments	15,740,386	30,766,651	(37,498)	1,535	1,450	1,679	(246)	429
Reinvested capital gains	9,167,729	5,890,827	114	-	8,152	5,774	236	16

Net increase (decrease) in contract owners’ equity resulting from operations	28,462,563	49,150,509	(12,686)	1,588	29,609	13,179	82	425

Equity transactions:
Purchase payments received from contract owners (note 4)	36,069,351	16,002,955	1,485,644	296,420	21,415	114	-	-
Transfers between funds	4,025,997	(26,572,505)	6,981	97	(24,929)	3,925	-	-
Redemptions (notes 2, 3, and 4)	(29,910,909)	(22,926,798)	(6,590)	-	(28,550)	(5,150)	(1,301)	(684)
Adjustments to maintain reserves	468	872	(17)	(8)	4	19	7	(6)

Net equity transactions	10,184,907	(33,495,476)	1,486,018	296,509	(32,060)	(1,092)	(1,294)	(690)

Net change in contract owners’ equity	38,647,470	15,655,033	1,473,332	298,097	(2,451)	12,087	(1,212)	(265)
Contract owners’ equity at beginning of period	317,179,034	301,524,001	298,097	-	230,456	218,369	6,307	6,572

Contract owners’ equity at end of period	$355,826,504	317,179,034	1,771,429	298,097	228,005	230,456	5,095	6,307

CHANGE IN UNITS:
Beginning units	12,241,240	13,810,529	28,447	-	13,983	13,924	516	575
Units purchased	2,327,114	1,421,536	171,715	28,447	2,458	1,614	-	-
Units redeemed	(1,955,557)	(2,990,825)	(27,634)	-	(4,166)	(1,555)	(102)	(59)

Ending units	12,612,797	12,241,240	172,528	28,447	12,275	13,983	414	516

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSEM		MSEMB		MSGI2		MSVEG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$38,558	37,043	21,561	18,093	138,041	(20,487)	(144,414)	-
Realized gain (loss) on investments	(3,385)	11,686	(2,296)	(15,707)	73,973	(227,510)	(214,255)	-
Change in unrealized gain (loss) on investments	(72,769)	(1,122)	(34,247)	13,365	880,531	(427,630)	(3,058,350)	-
Reinvested capital gains	-	-	-	-	580,424	180,156	891,851	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,596)	47,607	(14,982)	15,751	1,672,969	(495,471)	(2,525,168)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	10,250	1	6,210,675	768,705	21,337,610	-
Transfers between funds	(12,546)	(15,452)	17,536	(8,661)	1,332,858	(944,976)	5,707,980	-
Redemptions (notes 2, 3, and 4)	(156,674)	(135,391)	(13,271)	(59,002)	(1,070,475)	(778,454)	(934,734)	-
Adjustments to maintain reserves	(10)	80	(84)	64	9	298	32	-

Net equity transactions	(169,230)	(150,763)	14,431	(67,598)	6,473,067	(954,427)	26,110,888	-

Net change in contract owners’ equity	(206,826)	(103,156)	(551)	(51,847)	8,146,036	(1,449,898)	23,585,720	-
Contract owners’ equity at beginning of period	1,205,965	1,309,121	523,594	575,441	11,756,086	13,205,984	-	-

Contract owners’ equity at end of period	$999,139	1,205,965	523,043	523,594	19,902,122	11,756,086	23,585,720	-

CHANGE IN UNITS:
Beginning units	37,333	42,170	28,858	33,426	1,024,329	1,125,057	-	-
Units purchased	-	-	2,522	490	778,226	144,952	3,982,188	-
Units redeemed	(5,306)	(4,837)	(613)	(5,058)	(261,928)	(245,680)	(1,564,844)	-

Ending units	32,027	37,333	30,767	28,858	1,540,627	1,024,329	2,417,344	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVF2		MSVFI		MSVRE		MSVREB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$110,864	125,453	56,593	35,879	79	183	4	15
Realized gain (loss) on investments	81,051	321,007	(3,481)	(19,255)	645	437	139	37
Change in unrealized gain (loss) on investments	(1,001,646)	21,281	(233,709)	19,638	4,181	(4,490)	160	(410)
Reinvested capital gains	617,599	110,047	142,630	25,834	-	382	-	34

Net increase (decrease) in contract owners’ equity resulting from operations	(192,132)	577,788	(37,967)	62,096	4,905	(3,488)	303	(324)

Equity transactions:
Purchase payments received from contract owners (note 4)	19,278	81,060	18,913	4,059	1,637	646	-	-
Transfers between funds	487,609	136,722	32,203	615,010	-	5	-	-
Redemptions (notes 2, 3, and 4)	(1,190,749)	(1,523,069)	(256,215)	(1,058,974)	(2,570)	(2,053)	(525)	(405)
Adjustments to maintain reserves	(10)	142	165	194	107	62	43	(38)

Net equity transactions	(683,872)	(1,305,145)	(204,934)	(439,711)	(826)	(1,340)	(482)	(443)

Net change in contract owners’ equity	(876,004)	(727,357)	(242,901)	(377,615)	4,079	(4,828)	(179)	(767)
Contract owners’ equity at beginning of period	9,820,660	10,548,017	2,359,405	2,737,020	14,376	19,204	979	1,746

Contract owners’ equity at end of period	$8,944,656	9,820,660	2,116,504	2,359,405	18,455	14,376	800	979

CHANGE IN UNITS:
Beginning units	626,449	714,861	146,420	181,090	-	-	-	-
Units purchased	67,721	211,783	17,150	114,907	-	-	-	-
Units redeemed	(115,514)	(300,195)	(30,058)	(149,577)	-	-	-	-

Ending units	578,656	626,449	133,512	146,420	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VKVGR2		DTRTFB		EIF		EIF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,797	9,384	216,243	93,675	44,669	59,862	(1,226,849)	634,108
Realized gain (loss) on investments	(8,397)	(17,918)	(19,662)	(102,653)	37,528	(39,797)	28,614,281	10,781,073
Change in unrealized gain (loss) on investments	64,673	(50,559)	(505,748)	(154,308)	779,169	13,091	34,073,108	(11,682,135)
Reinvested capital gains	-	5,725	45,400	-	53,884	198,620	4,403,273	14,195,894

Net increase (decrease) in contract owners’ equity resulting from operations	60,073	(53,368)	(263,767)	(163,286)	915,250	231,776	65,863,813	13,928,940

Equity transactions:
Purchase payments received from contract owners (note 4)	527	2,505	7,478,551	2,597,713	489,505	250,341	82,205,912	41,422,281
Transfers between funds	(4,710)	(13,960)	2,493,210	241,357	(622,844)	332,783	(37,401,739)	1,741,064
Redemptions (notes 2, 3, and 4)	(44,373)	(1,774)	(654,980)	(754,134)	(232,344)	(228,486)	(26,724,629)	(18,568,656)
Adjustments to maintain reserves	30	9	32	30	8	8	174	(137)

Net equity transactions	(48,526)	(13,220)	9,316,813	2,084,966	(365,675)	354,646	18,079,718	24,594,552

Net change in contract owners’ equity	11,547	(66,588)	9,053,046	1,921,680	549,575	586,422	83,943,531	38,523,492
Contract owners’ equity at beginning of period	275,094	341,682	10,660,727	8,739,047	4,972,990	4,386,568	365,940,769	327,417,277

Contract owners’ equity at end of period	$286,641	275,094	19,713,773	10,660,727	5,522,565	4,972,990	449,884,300	365,940,769

CHANGE IN UNITS:
Beginning units	27,077	28,285	984,962	825,933	246,406	224,130	10,097,888	9,239,208
Units purchased	6,082	3,740	1,112,496	1,987,858	26,016	47,624	2,842,972	2,427,955
Units redeemed	(10,074)	(4,948)	(245,144)	(1,828,829)	(43,868)	(25,348)	(2,473,605)	(1,569,275)

Ending units	23,085	27,077	1,852,314	984,962	228,554	246,406	10,467,255	10,097,888

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GBF2		GEM		GEM2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$293,234	1,223,800	2,127	2,754	(26,350)	47,198	(436,271)	52,357
Realized gain (loss) on investments	1,500,590	3,392,985	(6,104)	(2,807)	308,176	97,223	1,575,590	407,354
Change in unrealized gain (loss) on investments	(8,434,170)	4,232,153	(6,573)	(3,075)	(927,222)	597,686	(9,561,803)	4,713,306
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,640,346)	8,848,938	(10,550)	(3,128)	(645,396)	742,107	(8,422,484)	5,173,017

Equity transactions:
Purchase payments received from contract owners (note 4)	11,122,772	9,807,506	280,133	492,182	191,721	178,169	8,079,854	1,952,262
Transfers between funds	8,181,661	18,325,476	(33,745)	(238,578)	17,609	(384,145)	48,049,810	(2,830,540)
Redemptions (notes 2, 3, and 4)	(23,154,553)	(22,433,912)	(6,189)	-	(778,677)	(892,278)	(7,476,788)	(4,155,256)
Adjustments to maintain reserves	187	1,144	(10)	(2)	(14)	95	80,154	531

Net equity transactions	(3,849,933)	5,700,214	240,189	253,602	(569,361)	(1,098,159)	48,733,030	(5,033,003)

Net change in contract owners’ equity	(10,490,279)	14,549,152	229,639	250,474	(1,214,757)	(356,052)	40,310,546	140,014
Contract owners’ equity at beginning of period	186,105,992	171,556,840	250,474	-	8,451,693	8,807,745	55,088,754	54,948,740

Contract owners’ equity at end of period	$175,615,713	186,105,992	480,113	250,474	7,236,936	8,451,693	95,399,300	55,088,754

CHANGE IN UNITS:
Beginning units	10,223,988	9,956,482	25,052	-	320,088	374,687	1,426,598	1,580,746
Units purchased	2,501,896	6,163,383	51,280	53,215	25,262	33,835	1,587,730	200,414
Units redeemed	(2,943,980)	(5,895,877)	(26,575)	(28,163)	(41,099)	(88,434)	(325,204)	(354,562)

Ending units	9,781,904	10,223,988	49,757	25,052	304,251	320,088	2,689,124	1,426,598

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GIG		GVAAA2		GVABD2		GVAGG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$176,962	(10,968)	(26,077,681)	694,248	22,465,742	21,864,155	(7,349,434)	(3,184,082)
Realized gain (loss) on investments	266,075	(128,853)	272,110,870	222,903,220	13,330,498	45,870,426	8,640,451	17,116,010
Change in unrealized gain (loss) on investments	1,099,577	865,278	604,725,404	(60,999,522)	(136,729,624)	186,908,142	48,969,584	58,690,051
Reinvested capital gains	-	-	44,675,805	498,633,165	21,601,802	2,315,176	13,489,101	24,407,987

Net increase (decrease) in contract owners’ equity resulting from operations	1,542,614	725,457	895,434,398	661,231,111	(79,331,582)	256,957,899	63,749,702	97,029,966

Equity transactions:
Purchase payments received from contract owners (note 4)	64,531	76,445	423,492,950	275,348,778	239,195,975	229,094,975	87,408,283	32,513,069
Transfers between funds	(20,538)	(110,236)	(120,319,768)	(87,392,129)	432,403,231	79,920,426	(17,586,043)	(39,305,329)
Redemptions (notes 2, 3, and 4)	(1,348,765)	(1,060,415)	(735,738,368)	(565,670,155)	(326,256,618)	(242,389,312)	(41,902,613)	(29,583,442)
Adjustments to maintain reserves	133	(94)	(38,390)	39,221	(30,239)	31,323	70	23

Net equity transactions	(1,304,639)	(1,094,300)	(432,603,576)	(377,674,285)	345,312,349	66,657,412	27,919,697	(36,375,679)

Net change in contract owners’ equity	237,975	(368,843)	462,830,822	283,556,826	265,980,767	323,615,311	91,669,399	60,654,287
Contract owners’ equity at beginning of period	13,917,419	14,286,262	7,049,946,977	6,766,390,151	3,685,720,471	3,362,105,160	434,830,006	374,175,719

Contract owners’ equity at end of period	$14,155,394	13,917,419	7,512,777,799	7,049,946,977	3,951,701,238	3,685,720,471	526,499,405	434,830,006

CHANGE IN UNITS:
Beginning units	812,767	887,888	324,647,280	344,268,967	276,402,530	271,821,075	14,118,865	15,592,346
Units purchased	20,519	28,969	25,531,792	26,595,330	60,100,087	60,262,047	3,253,222	2,134,105
Units redeemed	(89,651)	(104,090)	(44,493,743)	(46,217,017)	(34,307,768)	(55,680,592)	(2,485,366)	(3,607,586)

Ending units	743,635	812,767	305,685,329	324,647,280	302,194,849	276,402,530	14,886,721	14,118,865

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(15,681,847)	6,845,094	(17,582,386)	(6,003,352)	(9,345,245)	(7,811,333)	(8,585,526)	(8,990,357)
Realized gain (loss) on investments	119,735,913	161,179,276	23,022,138	42,948,641	25,893,102	28,809,588	11,047,452	6,106,765
Change in unrealized gain (loss) on investments	640,703,093	(85,963,665)	180,270,517	210,967,286	52,003,083	2,394,781	26,271,400	28,037,964
Reinvested capital gains	76,161,715	355,573,867	20,270,539	68,397,790	10,707,619	38,732,561	5,704,728	19,057,341

Net increase (decrease) in contract owners’ equity resulting from operations	820,918,874	437,634,572	205,980,808	316,310,365	79,258,559	62,125,597	34,438,054	44,211,713

Equity transactions:
Purchase payments received from contract owners (note 4)	415,669,685	252,518,286	386,946,811	112,455,631	43,237,742	15,243,211	11,735,250	11,606,631
Transfers between funds	(367,950,637)	(167,622,547)	(46,313,984)	(48,903,324)	(16,550,298)	(14,061,664)	(13,827,368)	(8,388,941)
Redemptions (notes 2, 3, and 4)	(364,900,797)	(255,805,888)	(93,628,415)	(56,385,982)	(69,339,637)	(62,973,987)	(69,257,503)	(66,378,808)
Adjustments to maintain reserves	(47,502)	50,017	3,865	1,027	153	(49,778)	126	48

Net equity transactions	(317,229,251)	(170,860,132)	247,008,277	7,167,352	(42,652,040)	(61,842,218)	(71,349,495)	(63,161,070)

Net change in contract owners’ equity	503,689,623	266,774,440	452,989,085	323,477,717	36,606,519	283,379	(36,911,441)	(18,949,357)
Contract owners’ equity at beginning of period	3,919,747,698	3,652,973,258	966,967,946	643,490,229	680,742,376	680,458,997	694,596,131	713,545,488

Contract owners’ equity at end of period	$4,423,437,321	3,919,747,698	1,419,957,031	966,967,946	717,348,895	680,742,376	657,684,690	694,596,131

CHANGE IN UNITS:
Beginning units	168,241,669	175,046,931	25,071,030	24,941,956	21,662,629	23,851,697	33,896,875	37,248,051
Units purchased	19,422,670	29,006,847	11,551,766	7,348,848	1,661,343	957,576	1,188,819	1,642,452
Units redeemed	(32,218,016)	(35,812,109)	(6,203,206)	(7,219,774)	(2,849,042)	(3,146,644)	(4,544,226)	(4,993,628)

Ending units	155,446,323	168,241,669	30,419,590	25,071,030	20,474,930	21,662,629	30,541,468	33,896,875

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVEX1		GVEX2		GVIDA		GVIDC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$15,687	9,516	11,062,305	2,400,116	(2,982,628)	(2,038,472)	(7,544,784)	(8,671,622)
Realized gain (loss) on investments	2,220	1,327	12,956,690	18,570,506	7,153,907	5,286,855	6,083,350	(6,927,997)
Change in unrealized gain (loss) on investments	213,340	149,895	302,515,768	124,776,083	18,333,537	4,195,870	5,208,754	44,386,581
Reinvested capital gains	7,697	13,764	11,189,398	19,767,778	3,658,102	9,913,439	3,632,584	6,141,002

Net increase (decrease) in contract owners’ equity resulting from operations	238,944	174,502	337,724,161	165,514,483	26,162,918	17,357,692	7,379,904	34,927,964

Equity transactions:
Purchase payments received from contract owners (note 4)	25,316	11,317	426,416,554	173,589,589	46,896,870	21,419,312	14,004,316	20,087,224
Transfers between funds	185,571	593,314	101,852,597	4,982,092	(10,411,138)	(4,820,547)	(17,542,117)	155,304,392
Redemptions (notes 2, 3, and 4)	-	-	(99,042,052)	(53,909,265)	(17,483,074)	(10,647,076)	(102,112,903)	(119,232,887)
Adjustments to maintain reserves	1	(2)	5,001	1,126	(145)	306	303	158

Net equity transactions	210,888	604,629	429,232,100	124,663,542	19,002,513	5,951,995	(105,650,401)	56,158,887

Net change in contract owners’ equity	449,832	779,131	766,956,261	290,178,025	45,165,431	23,309,687	(98,270,497)	91,086,851
Contract owners’ equity at beginning of period	779,131	-	1,150,026,754	859,848,729	182,675,224	159,365,537	672,996,549	581,909,698

Contract owners’ equity at end of period	$1,228,963	779,131	1,916,983,015	1,150,026,754	227,840,655	182,675,224	574,726,052	672,996,549

CHANGE IN UNITS:
Beginning units	58,407	-	48,566,757	42,214,877	5,444,327	5,158,120	41,318,029	37,616,534
Units purchased	13,940	58,845	24,077,755	15,446,744	1,601,919	1,073,667	6,372,746	17,973,937
Units redeemed	-	(438)	(8,724,264)	(9,094,864)	(961,798)	(787,460)	(12,854,557)	(14,272,442)

Ending units	72,347	58,407	63,920,248	48,566,757	6,084,448	5,444,327	34,836,218	41,318,029

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDM		GVIX2		GVIX8		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,593,773)	(26,065,029)	120,994	63,586	1,799,534	686,855	1,705,489	1,960,477
Realized gain (loss) on investments	76,917,890	37,055,227	147,491	(72,071)	901,589	(914,389)	(14,731)	(1,510,748)
Change in unrealized gain (loss) on investments	97,077,492	38,782,222	55,292	404,552	7,586,794	4,020,024	148,088	1,470,889
Reinvested capital gains	23,183,460	107,533,820	-	94,907	-	2,895,260	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	170,585,069	157,306,240	323,777	490,974	10,287,917	6,687,750	1,838,846	1,920,618

Equity transactions:
Purchase payments received from contract owners (note 4)	45,445,040	18,498,747	2,626,217	1,378,764	32,520,936	9,179,467	4,177,587	1,616,727
Transfers between funds	(32,159,059)	(40,884,692)	(850,446)	(686,086)	2,242,705	1,079,318	(1,366,752)	(857,312)
Redemptions (notes 2, 3, and 4)	(219,956,546)	(185,877,312)	(133,274)	(255,985)	(9,951,711)	(5,879,181)	(6,608,839)	(5,467,404)
Adjustments to maintain reserves	3,357	6,251	(18)	18	128	798	(22)	(537)

Net equity transactions	(206,667,208)	(208,257,006)	1,642,479	436,711	24,812,058	4,380,402	(3,798,026)	(4,708,526)

Net change in contract owners’ equity	(36,082,139)	(50,950,766)	1,966,256	927,685	35,099,975	11,068,152	(1,959,180)	(2,787,908)
Contract owners’ equity at beginning of period	2,039,519,196	2,090,469,962	3,686,854	2,759,169	114,532,427	103,464,275	55,773,402	58,561,310

Contract owners’ equity at end of period	$2,003,437,057	2,039,519,196	5,653,110	3,686,854	149,632,402	114,532,427	53,814,222	55,773,402

CHANGE IN UNITS:
Beginning units	81,355,743	90,632,346	264,872	211,198	9,445,312	9,034,263	2,186,012	2,399,886
Units purchased	2,909,064	2,722,657	259,483	173,530	3,348,938	1,825,433	343,668	1,044,251
Units redeemed	(10,731,276)	(11,999,260)	(150,810)	(119,856)	(1,510,751)	(1,414,384)	(500,505)	(1,258,125)

Ending units	73,533,531	81,355,743	373,545	264,872	11,283,499	9,445,312	2,029,175	2,186,012

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPG2		IDPGI2		MCIF		MCIF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(14,816,250)	(13,837,398)	(6,042,863)	(5,987,721)	(732,197)	(691,470)	10,511	4,360
Realized gain (loss) on investments	12,957,825	3,276,761	3,601,652	871,475	545,958	(4,695,169)	33,565	155
Change in unrealized gain (loss) on investments	75,245,625	42,734,553	19,432,778	13,772,201	62,957,822	25,499,774	217,473	74,244
Reinvested capital gains	43,403,889	19,453,906	11,338,565	5,108,198	6,685,661	12,512,693	43,944	2,255

Net increase (decrease) in contract owners’ equity resulting from operations	116,791,089	51,627,822	28,330,132	13,764,153	69,457,244	32,625,828	305,493	81,014

Equity transactions:
Purchase payments received from contract owners (note 4)	51,347,473	44,409,237	33,538,134	18,907,692	84,097,381	27,894,657	2,191,677	728,045
Transfers between funds	(10,961,627)	(13,151,322)	(7,014,816)	(6,031,365)	(11,997,400)	(8,979,418)	(88,232)	1,111
Redemptions (notes 2, 3, and 4)	(88,891,719)	(57,851,060)	(40,172,707)	(25,453,770)	(23,647,767)	(17,890,067)	(4,866)	-
Adjustments to maintain reserves	(330)	456	64	(32)	44,575	(15)	26	-

Net equity transactions	(48,506,203)	(26,592,689)	(13,649,325)	(12,577,475)	48,496,789	1,025,157	2,098,605	729,156

Net change in contract owners’ equity	68,284,886	25,035,133	14,680,807	1,186,678	117,954,033	33,650,985	2,404,098	810,170
Contract owners’ equity at beginning of period	1,133,179,918	1,108,144,785	474,999,659	473,812,981	302,770,232	269,119,247	810,170	-

Contract owners’ equity at end of period	$1,201,464,804	1,133,179,918	489,680,466	474,999,659	420,724,265	302,770,232	3,214,268	810,170

CHANGE IN UNITS:
Beginning units	82,866,264	84,974,755	37,020,430	38,077,091	6,342,096	6,253,581	62,726	-
Units purchased	4,696,710	4,516,474	3,055,087	2,099,296	2,254,014	1,385,188	195,071	112,094
Units redeemed	(8,062,903)	(6,624,965)	(4,117,858)	(3,155,957)	(1,325,175)	(1,296,673)	(54,514)	(49,368)

Ending units	79,500,071	82,866,264	35,957,659	37,020,430	7,270,935	6,342,096	203,283	62,726

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSBF		NAMAA2		NAMGI2		NCPG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,790,954	4,034,489	(38,384,532)	(5,544,941)	(7,504,392)	(903,897)	(17,951,891)	(8,035,669)
Realized gain (loss) on investments	1,283,032	(2,395,637)	14,997,536	8,653,644	14,137,317	9,817,863	13,005,762	(1,848,401)
Change in unrealized gain (loss) on investments	(2,961,776)	2,666,844	307,788,431	46,610,911	116,596,567	(5,709,033)	181,651,282	80,996,485
Reinvested capital gains	-	-	-	86,354,607	-	31,204,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,112,210	4,305,696	284,401,435	136,074,221	123,229,492	34,409,058	176,705,153	71,112,415

Equity transactions:
Purchase payments received from contract owners (note 4)	8,651,069	5,045,073	286,646,609	215,139,848	109,028,927	70,008,815	52,945,740	39,616,119
Transfers between funds	9,929,750	5,687,559	(27,717,115)	(21,014,943)	(55,323,450)	(16,386,712)	(13,319,595)	(26,859,369)
Redemptions (notes 2, 3, and 4)	(25,777,411)	(18,274,884)	(159,739,146)	(106,181,305)	(26,881,071)	(19,919,047)	(110,520,029)	(63,754,549)
Adjustments to maintain reserves	(329)	(86)	(285)	881	(5)	343	246	115

Net equity transactions	(7,196,921)	(7,542,338)	99,190,063	87,944,481	26,824,401	33,703,399	(70,893,638)	(50,997,684)

Net change in contract owners’ equity	915,289	(3,236,642)	383,591,498	224,018,702	150,053,893	68,112,457	105,811,515	20,114,731
Contract owners’ equity at beginning of period	217,946,522	221,183,164	2,526,975,458	2,302,956,756	587,208,982	519,096,525	1,310,905,950	1,290,791,219

Contract owners’ equity at end of period	$218,861,811	217,946,522	2,910,566,956	2,526,975,458	737,262,875	587,208,982	1,416,717,465	1,310,905,950

CHANGE IN UNITS:
Beginning units	11,993,333	12,526,039	182,897,951	176,138,480	36,831,256	34,382,199	95,679,487	99,738,845
Units purchased	3,203,949	1,974,736	22,591,264	22,139,655	6,348,789	7,840,367	6,069,138	4,360,309
Units redeemed	(3,604,708)	(2,507,442)	(16,148,600)	(15,380,184)	(4,924,022)	(5,391,310)	(10,944,761)	(8,419,667)

Ending units	11,592,574	11,993,333	189,340,615	182,897,951	38,256,023	36,831,256	90,803,864	95,679,487

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NCPGI2		NJMMA2		NJNDE2		NVAMV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(7,735,506)	(4,485,077)	379,963	(53,433)	(268,717)	(32,044)	(33,466)	86,153
Realized gain (loss) on investments	4,213,117	(1,094,678)	43,955	(7,374)	755,851	124,398	(394,879)	(1,765,281)
Change in unrealized gain (loss) on investments	52,100,175	24,853,664	(319,993)	212,085	4,723,493	1,405,050	10,349,749	76,915
Reinvested capital gains	-	-	1,000,370	21,619	1,070,936	183,973	-	786,033

Net increase (decrease) in contract owners’ equity resulting from operations	48,577,786	19,273,909	1,104,295	172,897	6,281,563	1,681,377	9,921,404	(816,180)

Equity transactions:
Purchase payments received from contract owners (note 4)	30,084,690	23,364,449	16,559,324	7,953,658	27,710,968	9,392,411	986	165,903
Transfers between funds	(6,169,546)	(5,316,540)	2,226,037	1,392,840	(33,363)	5,845	(1,201,371)	(2,397,656)
Redemptions (notes 2, 3, and 4)	(53,298,634)	(37,332,897)	(926,105)	(233,264)	(1,133,562)	(237,387)	(3,724,539)	(3,153,637)
Adjustments to maintain reserves	(17)	258	(55)	-	(105)	(35)	107	97

Net equity transactions	(29,383,507)	(19,284,730)	17,859,201	9,113,234	26,543,938	9,160,834	(4,924,817)	(5,385,293)

Net change in contract owners’ equity	19,194,279	(10,821)	18,963,496	9,286,131	32,825,501	10,842,211	4,996,587	(6,201,473)
Contract owners’ equity at beginning of period	580,239,111	580,249,932	10,307,720	1,021,589	11,526,108	683,897	32,305,486	38,506,959

Contract owners’ equity at end of period	$599,433,390	580,239,111	29,271,216	10,307,720	44,351,609	11,526,108	37,302,073	32,305,486

CHANGE IN UNITS:
Beginning units	45,036,369	46,655,575	1,020,100	101,281	845,327	62,371	1,049,515	1,253,024
Units purchased	3,039,443	2,536,644	1,872,730	996,319	2,017,853	912,039	-	16,498
Units redeemed	(5,237,800)	(4,155,850)	(151,364)	(77,500)	(286,413)	(129,083)	(136,758)	(220,007)

Ending units	42,838,012	45,036,369	2,741,466	1,020,100	2,576,767	845,327	912,757	1,049,515

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVAMV2		NVAMVX		NVAMVZ		NVBX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(397,323)	(597,438)	6,676	32,652	(713,811)	1,230,579	17,338	19,332
Realized gain (loss) on investments	1,046,114	(28,950,418)	208,108	17,102	13,019,628	118,030	1,586	407
Change in unrealized gain (loss) on investments	20,946,007	13,854,453	1,196,299	492,475	36,594,424	23,851,777	(90,952)	42,441
Reinvested capital gains	-	3,775,650	-	-	-	-	4,425	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,594,798	(11,917,753)	1,411,083	542,229	48,900,241	25,200,386	(67,603)	62,180

Equity transactions:
Purchase payments received from contract owners (note 4)	(156,408)	2,021,750	312,085	56,848	8,451,874	1,084,070	222,534	40,699
Transfers between funds	(9,649,834)	(75,515,286)	957,542	3,388,374	(14,354,956)	139,124,513	(1,668,740)	1,728,057
Redemptions (notes 2, 3, and 4)	(6,136,450)	(10,585,680)	(555,975)	(59,504)	(17,615,269)	(3,527,203)	-	-
Adjustments to maintain reserves	138	(148)	(104)	(18)	74	(193)	-	(1)

Net equity transactions	(15,942,554)	(84,079,364)	713,548	3,385,700	(23,518,277)	136,681,187	(1,446,206)	1,768,755

Net change in contract owners’ equity	5,652,244	(95,997,117)	2,124,631	3,927,929	25,381,964	161,881,573	(1,513,809)	1,830,935
Contract owners’ equity at beginning of period	74,314,328	170,311,445	3,927,929	-	161,881,573	-	2,714,664	883,729

Contract owners’ equity at end of period	$79,966,572	74,314,328	6,052,560	3,927,929	187,263,537	161,881,573	1,200,855	2,714,664

CHANGE IN UNITS:
Beginning units	2,517,282	5,755,354	332,668	-	13,722,206	-	231,948	80,401
Units purchased	20,766	716,185	119,031	354,821	2,527,432	14,250,352	22,327	151,547
Units redeemed	(494,440)	(3,954,257)	(66,295)	(22,153)	(4,256,725)	(528,146)	(149,270)	-

Ending units	2,043,608	2,517,282	385,404	332,668	11,992,913	13,722,206	105,005	231,948

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD1		NVCBD2		NVCCA2		NVCCN2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$14,966	46,811	363,186	967,475	(32,629,853)	(11,524,016)	(9,339,176)	(8,256,796)
Realized gain (loss) on investments	17,721	95,546	377,008	948,141	55,756,058	(20,057,164)	2,993,137	(3,875,853)
Change in unrealized gain (loss) on investments	(207,221)	43,071	(7,065,316)	2,973,135	299,685,564	155,076,432	24,127,232	54,382,166
Reinvested capital gains	88,481	8,759	3,302,116	240,047	-	84,639,329	1,532,848	1,650,717

Net increase (decrease) in contract owners’ equity resulting from operations	(86,053)	194,187	(3,023,006)	5,128,798	322,811,769	208,134,581	19,314,041	43,900,234

Equity transactions:
Purchase payments received from contract owners (note 4)	14,605	30,639	17,847,232	10,744,360	29,499,680	13,440,346	12,106,850	20,070,722
Transfers between funds	(238,808)	474,822	5,508,485	611,905	(21,949,459)	(35,967,249)	30,647,299	161,980,483
Redemptions (notes 2, 3, and 4)	(560,334)	(511,443)	(10,059,456)	(8,921,701)	(280,401,914)	(189,196,252)	(107,333,001)	(122,608,134)
Adjustments to maintain reserves	(74)	37	25	(169)	377	6,237	10	(94)

Net equity transactions	(784,611)	(5,945)	13,296,286	2,434,395	(272,851,316)	(211,716,918)	(64,578,842)	59,442,977

Net change in contract owners’ equity	(870,664)	188,242	10,273,280	7,563,193	49,960,453	(3,582,337)	(45,264,801)	103,343,211
Contract owners’ equity at beginning of period	3,839,980	3,651,738	106,872,694	99,309,501	2,393,896,773	2,397,479,110	720,466,303	617,123,092

Contract owners’ equity at end of period	$2,969,316	3,839,980	117,145,974	106,872,694	2,443,857,226	2,393,896,773	675,201,502	720,466,303

CHANGE IN UNITS:
Beginning units	261,460	262,668	7,660,242	7,488,952	135,712,156	149,287,227	51,890,412	47,160,771
Units purchased	16,411	165,508	2,417,235	2,660,988	2,309,289	2,881,570	10,175,236	23,188,039
Units redeemed	(70,866)	(166,716)	(1,471,032)	(2,489,698)	(16,515,493)	(16,456,641)	(14,908,110)	(18,458,398)

Ending units	207,005	261,460	8,606,445	7,660,242	121,505,952	135,712,156	47,157,538	51,890,412

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMA2		NVCMC2		NVCMD2		NVCRA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,693,128)	(1,364,326)	(9,241,664)	(6,232,306)	(31,259,376)	(14,386,117)	(1,502,786)	(354,780)
Realized gain (loss) on investments	(2,506,809)	(5,555,408)	9,474,087	140,443	45,130,759	(17,530,865)	801,896	(1,877,521)
Change in unrealized gain (loss) on investments	57,578,954	29,409,290	49,621,582	49,715,895	248,651,653	156,922,202	17,316,960	10,397,546
Reinvested capital gains	-	6,134,766	169,137	4,802,964	-	61,606,190	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	50,379,017	28,624,322	50,023,142	48,426,996	262,523,036	186,611,410	16,616,070	8,165,245

Equity transactions:
Purchase payments received from contract owners (note 4)	30,350,224	11,409,155	15,745,331	7,827,900	37,900,393	16,515,653	28,886,711	10,134,632
Transfers between funds	(5,299,082)	(9,703,262)	(7,310,145)	(7,052,576)	(37,699,837)	(47,383,921)	(6,691,153)	(3,449,270)
Redemptions (notes 2, 3, and 4)	(35,178,280)	(26,237,525)	(78,939,898)	(68,134,883)	(239,421,179)	(204,066,014)	(4,802,363)	(2,842,630)
Adjustments to maintain reserves	144	25	103	455	421	1,044	56	144

Net equity transactions	(10,126,994)	(24,531,607)	(70,504,609)	(67,359,104)	(239,220,202)	(234,933,238)	17,393,251	3,842,876

Net change in contract owners’ equity	40,252,023	4,092,715	(20,481,467)	(18,932,108)	23,302,834	(48,321,828)	34,009,321	12,008,121
Contract owners’ equity at beginning of period	314,337,550	310,244,835	700,676,052	719,608,160	2,318,137,536	2,366,459,364	84,146,821	72,138,700

Contract owners’ equity at end of period	$354,589,573	314,337,550	680,194,585	700,676,052	2,341,440,370	2,318,137,536	118,156,142	84,146,821

CHANGE IN UNITS:
Beginning units	17,555,860	19,173,402	45,209,068	49,936,654	136,791,709	152,335,696	4,648,789	4,425,266
Units purchased	1,653,830	826,488	2,002,758	2,468,518	3,560,824	2,660,227	1,583,461	870,761
Units redeemed	(2,215,979)	(2,444,030)	(6,396,784)	(7,196,104)	(16,849,628)	(18,204,214)	(758,829)	(647,238)

Ending units	16,993,711	17,555,860	40,815,042	45,209,068	123,502,905	136,791,709	5,473,421	4,648,789

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCRB2		NVDBL2		NVDCA2		NVFIII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(26,365,369)	(14,708,829)	(19,209,435)	(19,048,948)	(18,711,195)	(16,703,035)	(24,315)	42,003
Realized gain (loss) on investments	28,377,824	(2,796,104)	40,400,921	19,140,775	51,025,445	21,600,925	42,276	89,918
Change in unrealized gain (loss) on investments	181,073,672	138,883,765	64,624,703	68,145,996	89,786,259	43,197,394	(643,882)	80,092
Reinvested capital gains	-	27,134,792	14,461,084	41,707,586	21,506,008	75,145,207	7,596	23,735

Net increase (decrease) in contract owners’ equity resulting from operations	183,086,127	148,513,624	100,277,273	109,945,409	143,606,517	123,240,491	(618,325)	235,748

Equity transactions:
Purchase payments received from contract owners (note 4)	29,955,937	25,684,825	46,655,513	31,139,208	19,087,728	9,357,699	20,362,450	7,807,802
Transfers between funds	(9,058,183)	(34,010,375)	(45,259,850)	10,861,991	(14,072,227)	(2,830,912)	1,953,184	4,330,979
Redemptions (notes 2, 3, and 4)	(210,691,673)	(163,303,427)	(149,599,129)	(121,043,969)	(143,896,357)	(119,337,037)	(1,462,786)	(939,151)
Adjustments to maintain reserves	511	1,166	85	(37)	412	(35,252)	44	(27)

Net equity transactions	(189,793,408)	(171,627,811)	(148,203,381)	(79,042,807)	(138,880,444)	(112,845,502)	20,852,892	11,199,603

Net change in contract owners’ equity	(6,707,281)	(23,114,187)	(47,926,108)	30,902,602	4,726,073	10,394,989	20,234,567	11,435,351
Contract owners’ equity at beginning of period	2,020,407,290	2,043,521,477	1,554,404,894	1,523,502,292	1,407,834,922	1,397,439,933	13,958,969	2,523,618

Contract owners’ equity at end of period	$2,013,700,009	2,020,407,290	1,506,478,786	1,554,404,894	1,412,560,995	1,407,834,922	34,193,536	13,958,969

CHANGE IN UNITS:
Beginning units	124,798,101	136,546,286	77,619,638	82,100,866	56,780,594	62,012,665	1,262,379	241,170
Units purchased	4,100,490	3,814,193	3,849,530	5,302,454	1,412,031	2,606,389	2,201,072	1,266,062
Units redeemed	(15,269,884)	(15,562,378)	(11,004,811)	(9,783,682)	(6,661,881)	(7,838,460)	(268,271)	(244,853)

Ending units	113,628,707	124,798,101	70,464,357	77,619,638	51,530,744	56,780,594	3,195,180	1,262,379

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVGEII		NVIE6		NVLCP2		NVLCPP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$115,352	49,902	292,665	(230,658)	(740,767)	824,738	7,585,405	-
Realized gain (loss) on investments	514,470	22,058	1,197,149	(372,792)	875,734	52,195	(131,997)	-
Change in unrealized gain (loss) on investments	3,404,743	1,477,291	2,984,835	3,170,560	(4,774,695)	3,823,759	(8,609,868)	-
Reinvested capital gains	22,541	127	-	-	2,927,848	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,057,106	1,549,378	4,474,649	2,567,110	(1,711,880)	4,700,692	(1,156,460)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	29,087,204	6,768,589	240,056	1,235,880	10,471,363	4,293,419	3,793,945	-
Transfers between funds	462,464	(47,082)	(2,118,041)	(1,426,327)	(82,334,412)	12,951,672	487,295,639	-
Redemptions (notes 2, 3, and 4)	(584,476)	(131,819)	(3,736,392)	(3,047,734)	(9,575,996)	(5,434,147)	(8,114,123)	-
Adjustments to maintain reserves	(69)	(12)	(158)	33	77	401	(246)	-

Net equity transactions	28,965,123	6,589,676	(5,614,535)	(3,238,148)	(81,438,968)	11,811,345	482,975,215	-

Net change in contract owners’ equity	33,022,229	8,139,054	(1,139,886)	(671,038)	(83,150,848)	16,512,037	481,818,755	-
Contract owners’ equity at beginning of period	10,357,268	2,218,214	43,049,799	43,720,837	83,788,254	67,276,217	-	-

Contract owners’ equity at end of period	$43,379,497	10,357,268	41,909,913	43,049,799	637,406	83,788,254	481,818,755	-

CHANGE IN UNITS:
Beginning units	841,583	205,941	3,984,946	4,290,709	5,540,378	4,758,362	-	-
Units purchased	2,323,811	716,841	203,215	497,068	1,817,104	1,946,619	50,419,350	-
Units redeemed	(234,524)	(81,199)	(685,360)	(802,831)	(7,316,927)	(1,164,603)	(1,710,853)	-

Ending units	2,930,870	841,583	3,502,801	3,984,946	40,555	5,540,378	48,708,497	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMGA2		NVMIG1		NVMIG6		NVMIVX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,468,596	5,138,520	(306,730)	(81,121)	(2,053,093)	(795,841)	43,148	(5,275)
Realized gain (loss) on investments	3,045,445	3,702,050	227,776	(158,259)	4,816,112	4,936,050	70,535	9,799
Change in unrealized gain (loss) on investments	(1,216,805)	30,262,684	(1,461,671)	3,028,392	(19,773,868)	7,439,506	69,495	300,775
Reinvested capital gains	-	-	1,002,132	7,705,790	4,746,720	30,413,929	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,297,236	39,103,254	(538,493)	10,494,802	(12,264,129)	41,993,644	183,178	305,299

Equity transactions:
Purchase payments received from contract owners (note 4)	47,969,605	26,206,443	308,556	192,316	29,454,171	4,453,636	41,275	18,626
Transfers between funds	9,613,708	(22,290,875)	(613,095)	597,135	76,842,348	(5,414,371)	117,668	1,722,488
Redemptions (notes 2, 3, and 4)	(16,488,469)	(15,697,703)	(2,721,456)	(1,862,291)	(14,380,808)	(9,748,718)	(195,572)	(36,465)
Adjustments to maintain reserves	127	155	11,814	328	42,424	(42,327)	(46)	21,489

Net equity transactions	41,094,971	(11,781,980)	(3,014,181)	(1,072,512)	91,958,135	(10,751,780)	(36,675)	1,726,138

Net change in contract owners’ equity	51,392,207	27,321,274	(3,552,674)	9,422,290	79,694,006	31,241,864	146,503	2,031,437
Contract owners’ equity at beginning of period	339,221,529	311,900,255	31,654,175	22,231,885	129,817,820	98,575,956	2,031,437	-

Contract owners’ equity at end of period	$390,613,736	339,221,529	28,101,501	31,654,175	209,511,826	129,817,820	2,177,940	2,031,437

CHANGE IN UNITS:
Beginning units	26,645,007	27,691,497	1,713,719	1,793,593	6,589,562	7,384,663	172,168	-
Units purchased	5,099,959	2,459,796	87,090	132,626	6,603,653	1,726,819	22,421	185,138
Units redeemed	(1,983,116)	(3,506,286)	(246,084)	(212,500)	(2,349,039)	(2,521,920)	(25,359)	(12,970)

Ending units	29,761,850	26,645,007	1,554,725	1,713,719	10,844,176	6,589,562	169,230	172,168

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,152,110	(164,815)	(150,700)	(118,313)	(2,188,113)	(1,806,921)	(6,711)	(482)
Realized gain (loss) on investments	7,160,601	26,744	(279,598)	(343,568)	(10,280,254)	(5,645,050)	-	-
Change in unrealized gain (loss) on investments	7,322,277	8,671,600	2,184,062	(1,586,475)	33,895,155	(22,770,672)	-	-
Reinvested capital gains	-	-	1,974,182	4,298,354	25,242,849	59,714,220	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,634,988	8,533,529	3,727,946	2,249,998	46,669,637	29,491,577	(6,711)	(482)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,765,144	467,356	93,454	109,269	5,775,288	2,651,726	851,080	1,002,883
Transfers between funds	141,636,736	51,530,569	186,947	(584,729)	8,099,819	(11,948,002)	1,218,342	(877,643)
Redemptions (notes 2, 3, and 4)	(24,124,599)	(1,090,431)	(1,157,442)	(700,387)	(15,257,412)	(9,781,176)	(788,987)	-
Adjustments to maintain reserves	80	25,348	168	(113)	(396)	201	(5)	1

Net equity transactions	121,277,361	50,932,842	(876,873)	(1,175,960)	(1,382,701)	(19,077,251)	1,280,430	125,241

Net change in contract owners’ equity	138,912,349	59,466,371	2,851,073	1,074,038	45,286,936	10,414,326	1,273,719	124,759
Contract owners’ equity at beginning of period	59,466,371	-	10,258,994	9,184,956	130,571,703	120,157,377	124,759	-

Contract owners’ equity at end of period	$198,378,720	59,466,371	13,110,067	10,258,994	175,858,639	130,571,703	1,398,478	124,759

CHANGE IN UNITS:
Beginning units	5,062,128	-	332,711	382,086	4,493,641	5,293,739	12,575	-
Units purchased	13,961,157	5,190,444	32,241	23,226	815,532	707,424	319,117	100,865
Units redeemed	(3,479,000)	(128,316)	(58,794)	(72,601)	(935,482)	(1,507,522)	(188,787)	(88,290)

Ending units	15,544,285	5,062,128	306,158	332,711	4,373,691	4,493,641	142,905	12,575

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,949,547)	(2,559,718)	(2,278,509)	(1,989,444)	2,591	8,112	(1,536,548)	1,244,984
Realized gain (loss) on investments	2,676,760	3,338,345	4,631,300	(2,870,257)	(24,343)	(56,266)	(9,043,541)	(19,539,277)
Change in unrealized gain (loss) on investments	(45,639,826)	69,513,875	(34,416,267)	50,710,093	153,390	31,556	55,564,007	13,000,740
Reinvested capital gains	31,736,955	27,150,124	21,936,262	18,235,243	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,175,658)	97,442,626	(10,127,214)	64,085,635	131,638	(16,598)	44,983,918	(5,293,553)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,030,554	928,534	19,770,431	8,144,883	109,270	-	8,669,000	2,085,238
Transfers between funds	(4,543,183)	(5,354,913)	(13,206,226)	(29,042,828)	45,502	(85,169)	(7,475,561)	(193,310)
Redemptions (notes 2, 3, and 4)	(19,481,092)	(13,684,156)	(13,228,821)	(10,931,783)	(94,965)	(2,315)	(22,541,447)	(16,283,006)
Adjustments to maintain reserves	1,340	2,354	(619)	610	(10)	3	(213)	671

Net equity transactions	(22,992,381)	(18,108,181)	(6,665,235)	(31,829,118)	59,797	(87,481)	(21,348,221)	(14,390,407)

Net change in contract owners’ equity	(37,168,039)	79,334,445	(16,792,449)	32,256,517	191,435	(104,079)	23,635,697	(19,683,960)
Contract owners’ equity at beginning of period	258,180,576	178,846,131	160,805,666	128,549,149	544,476	648,555	211,914,827	231,598,787

Contract owners’ equity at end of period	$221,012,537	258,180,576	144,013,217	160,805,666	735,911	544,476	235,550,524	211,914,827

CHANGE IN UNITS:
Beginning units	6,775,511	7,457,247	4,474,872	5,672,388	29,163	34,208	9,633,785	10,260,963
Units purchased	85,808	93,517	1,208,858	1,904,715	7,655	1,187	665,564	856,577
Units redeemed	(693,319)	(775,253)	(1,422,786)	(3,102,231)	(4,908)	(6,232)	(1,548,320)	(1,483,755)

Ending units	6,168,000	6,775,511	4,260,944	4,474,872	31,910	29,163	8,751,029	9,633,785

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(865,064)	(619,901)	(597,513)	(471,230)	(20,849)	(9,220)	(1,352,725)	(712,647)
Realized gain (loss) on investments	3,722,114	1,360,270	1,174,861	677,632	41,769	(50,177)	2,595,340	(2,262,473)
Change in unrealized gain (loss) on investments	13,890,986	1,495,311	8,799,975	1,173,866	198,432	89,237	10,269,701	7,797,822
Reinvested capital gains	1,668,915	5,726,559	954,046	3,770,387	254,277	113,260	13,688,558	6,333,970

Net increase (decrease) in contract owners’ equity resulting from operations	18,416,951	7,962,239	10,331,369	5,150,655	473,629	143,100	25,200,874	11,156,672

Equity transactions:
Purchase payments received from contract owners (note 4)	363,921	315,541	4,246,762	1,158,943	30,085	46,985	3,793,028	1,725,162
Transfers between funds	(1,089,296)	(1,961,131)	(3,581,760)	(2,074,447)	58,962	(81,919)	2,405,963	(5,875,102)
Redemptions (notes 2, 3, and 4)	(7,086,957)	(4,640,884)	(3,887,115)	(2,821,863)	(158,320)	(207,182)	(9,725,078)	(9,922,189)
Adjustments to maintain reserves	763	1,076	(74)	347	(40)	58	(732)	797

Net equity transactions	(7,811,569)	(6,285,398)	(3,222,187)	(3,737,020)	(69,313)	(242,058)	(3,526,819)	(14,071,332)

Net change in contract owners’ equity	10,605,382	1,676,841	7,109,182	1,413,635	404,316	(98,958)	21,674,055	(2,914,660)
Contract owners’ equity at beginning of period	77,645,454	75,968,613	44,528,018	43,114,383	2,003,750	2,102,708	102,283,823	105,198,483

Contract owners’ equity at end of period	$88,250,836	77,645,454	51,637,200	44,528,018	2,408,066	2,003,750	123,957,878	102,283,823

CHANGE IN UNITS:
Beginning units	3,252,837	3,565,898	1,943,145	2,102,879	81,191	95,317	4,286,078	4,925,653
Units purchased	25,221	44,396	318,954	575,769	10,611	12,640	555,261	354,668
Units redeemed	(318,569)	(357,457)	(458,891)	(735,503)	(13,838)	(26,766)	(679,561)	(994,243)

Ending units	2,959,489	3,252,837	1,803,208	1,943,145	77,964	81,191	4,161,778	4,286,078

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVOLG1		NVOLG2		NVRE1		NVRE2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,782,078)	19,076	(3,333,125)	(1,208,183)	(104,225)	65,393	(641,899)	(292,407)
Realized gain (loss) on investments	286,878	2,943,052	13,605,311	(6,125,520)	240,880	(899,551)	2,638,433	(4,869,492)
Change in unrealized gain (loss) on investments	111,797,187	20,905,499	73,928,945	24,326,983	15,769,390	(2,653,247)	30,684,874	(3,464,714)
Reinvested capital gains	7,781,780	39,046,437	5,978,933	28,648,461	-	173,919	-	360,732

Net increase (decrease) in contract owners’ equity resulting from operations	116,083,767	62,914,064	90,180,064	45,641,741	15,906,045	(3,313,486)	32,681,408	(8,265,881)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,962,243	3,877,169	42,995,233	12,740,745	245,482	398,469	4,994,484	3,815,038
Transfers between funds	39,022,748	(8,850,312)	332,354,699	(41,297,637)	192,239	(1,562,985)	(583,280)	(10,150,888)
Redemptions (notes 2, 3, and 4)	(43,208,880)	(31,884,997)	(38,736,930)	(24,755,607)	(3,558,404)	(2,968,534)	(7,548,088)	(7,325,047)
Adjustments to maintain reserves	80,329	4,555	198	(526)	614	253	11,399	(11,444)

Net equity transactions	(1,143,560)	(36,853,585)	336,613,200	(53,313,025)	(3,120,069)	(4,132,797)	(3,125,485)	(13,672,341)

Net change in contract owners’ equity	114,940,207	26,060,479	426,793,264	(7,671,284)	12,785,976	(7,446,283)	29,555,923	(21,938,222)
Contract owners’ equity at beginning of period	425,553,910	399,493,431	297,788,156	305,459,440	37,391,005	44,837,288	75,718,206	97,656,428

Contract owners’ equity at end of period	$540,494,117	425,553,910	724,581,420	297,788,156	50,176,981	37,391,005	105,274,129	75,718,206

CHANGE IN UNITS:
Beginning units	9,063,806	9,975,304	6,655,943	7,991,334	2,176,770	2,444,964	4,728,963	5,671,543
Units purchased	887,400	159,165	7,702,780	1,782,286	77,391	53,054	695,299	655,716
Units redeemed	(969,942)	(1,070,663)	(1,713,895)	(3,117,677)	(237,190)	(321,248)	(851,310)	(1,598,296)

Ending units	8,981,264	9,063,806	12,644,828	6,655,943	2,016,971	2,176,770	4,572,952	4,728,963

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVSIX2		NVSTB2		NVTIV3		SAM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,104,134)	(613,219)	(745,690)	183,121	187,308	(244,989)	(9,784,923)	(8,001,691)
Realized gain (loss) on investments	(2,635,993)	(10,356,062)	223,493	97,472	(8,034,829)	(5,878,017)	-	-
Change in unrealized gain (loss) on investments	17,164,126	28,236,068	(3,090,200)	1,782,083	10,841,189	16,654,967	-	-
Reinvested capital gains	3,788,459	4,881,037	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,212,458	22,147,824	(3,612,397)	2,062,676	2,993,668	10,531,961	(9,784,923)	(8,001,691)

Equity transactions:
Purchase payments received from contract owners (note 4)	61,631,888	20,341,660	15,700,442	13,442,318	(39,245)	1,219,692	219,696,896	156,578,576
Transfers between funds	(3,514,752)	(4,223,369)	25,206,261	14,712,647	(165,441,905)	5,850,021	487,277,968	579,450,568
Redemptions (notes 2, 3, and 4)	(10,433,175)	(6,649,956)	(21,553,602)	(18,056,894)	(2,932,110)	(14,872,665)	(699,209,056)	(557,241,631)
Adjustments to maintain reserves	224	353	83	(22)	(410)	531	58,363	(42,908)

Net equity transactions	47,684,185	9,468,688	19,353,184	10,098,049	(168,413,670)	(7,802,421)	7,824,171	178,744,605

Net change in contract owners’ equity	64,896,643	31,616,512	15,740,787	12,160,725	(165,420,002)	2,729,540	(1,960,752)	170,742,914
Contract owners’ equity at beginning of period	144,762,886	113,146,374	160,152,021	147,991,296	192,629,744	189,900,204	674,932,607	504,189,693

Contract owners’ equity at end of period	$209,659,529	144,762,886	175,892,808	160,152,021	27,209,742	192,629,744	672,971,855	674,932,607

CHANGE IN UNITS:
Beginning units	7,070,809	6,508,380	15,054,408	14,111,650	12,054,637	12,319,345	57,534,586	43,262,098
Units purchased	3,692,202	2,183,841	5,966,532	9,180,761	26,719	2,109,864	90,612,096	102,874,715
Units redeemed	(1,702,584)	(1,621,412)	(4,181,082)	(8,238,003)	(10,510,217)	(2,374,572)	(91,170,622)	(88,602,227)

Ending units	9,060,427	7,070,809	16,839,858	15,054,408	1,571,139	12,054,637	56,976,060	57,534,586

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCF		SCF2		SCGF		SCGF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(988,474)	(692,996)	(868,025)	(533,361)	(105,203)	(87,778)	(876,666)	(636,085)
Realized gain (loss) on investments	1,567,058	493,203	1,286,539	(3,540,249)	296,350	(25,114)	(142,571)	(3,734,176)
Change in unrealized gain (loss) on investments	17,015,413	8,723,690	12,230,700	10,238,949	(141,955)	1,606,843	(524,753)	13,030,364
Reinvested capital gains	753,355	2,257,009	676,946	1,673,776	658,295	890,439	5,877,217	5,810,636

Net increase (decrease) in contract owners’ equity resulting from operations	18,347,352	10,780,906	13,326,160	7,839,115	707,487	2,384,390	4,333,227	14,470,739

Equity transactions:
Purchase payments received from contract owners (note 4)	665,645	295,986	14,895,658	2,018,803	183,289	87,797	11,217,703	3,608,806
Transfers between funds	(847,887)	(1,611,983)	607,033	(2,132,440)	(944,374)	56,477	(2,650,393)	(5,129,224)
Redemptions (notes 2, 3, and 4)	(7,197,875)	(4,898,946)	(4,395,588)	(3,675,597)	(1,028,342)	(430,870)	(3,910,489)	(3,627,501)
Adjustments to maintain reserves	538	987	41,633	(41,141)	(33)	87	180	459

Net equity transactions	(7,379,579)	(6,213,956)	11,148,736	(3,830,375)	(1,789,460)	(286,509)	4,657,001	(5,147,460)

Net change in contract owners’ equity	10,967,773	4,566,950	24,474,896	4,008,740	(1,081,973)	2,097,881	8,990,228	9,323,279
Contract owners’ equity at beginning of period	65,250,173	60,683,223	45,336,864	41,328,124	8,666,508	6,568,627	50,245,276	40,921,997

Contract owners’ equity at end of period	$76,217,946	65,250,173	69,811,760	45,336,864	7,584,535	8,666,508	59,235,504	50,245,276

CHANGE IN UNITS:
Beginning units	716,499	806,570	928,880	1,019,467	366,187	385,691	1,064,256	1,200,642
Units purchased	49,366	19,741	504,966	136,887	38,602	78,129	384,395	490,149
Units redeemed	(117,672)	(109,812)	(321,374)	(227,474)	(109,892)	(97,633)	(289,516)	(626,535)

Ending units	648,193	716,499	1,112,472	928,880	294,897	366,187	1,159,135	1,064,256

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCVF		SCVF2		TRF		TRF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(334,936)	(232,120)	(745,446)	(461,934)	(761,081)	(229,072)	(1,135,439)	(630,984)
Realized gain (loss) on investments	(1,333,527)	(2,725,354)	(3,041,559)	(5,499,684)	10,656,164	7,468,812	12,525,594	11,638,678
Change in unrealized gain (loss) on investments	8,146,637	3,190,050	15,194,606	7,734,569	8,985,795	(5,763,463)	4,156,886	(10,405,370)
Reinvested capital gains	-	95,691	-	164,124	6,133,376	8,921,899	5,719,006	7,573,076

Net increase (decrease) in contract owners’ equity resulting from operations	6,478,174	328,267	11,407,601	1,937,075	25,014,254	10,398,176	21,266,047	8,175,400

Equity transactions:
Purchase payments received from contract owners (note 4)	276,921	369,263	9,481,447	1,736,038	998,932	640,948	7,840,847	3,555,108
Transfers between funds	(420,324)	(388,225)	1,387,413	1,400,564	(2,457,560)	(2,381,360)	(2,351,647)	(4,407,795)
Redemptions (notes 2, 3, and 4)	(2,212,824)	(2,263,134)	(4,589,291)	(2,685,706)	(13,347,333)	(9,320,451)	(11,393,265)	(10,473,615)
Adjustments to maintain reserves	(17)	529	60,885	(60,692)	2,405	3,883	(1,273)	1,103

Net equity transactions	(2,356,244)	(2,281,567)	6,340,454	390,204	(14,803,556)	(11,056,980)	(5,905,338)	(11,325,199)

Net change in contract owners’ equity	4,121,930	(1,953,300)	17,748,055	2,327,279	10,210,698	(658,804)	15,360,709	(3,149,799)
Contract owners’ equity at beginning of period	21,934,428	23,887,728	37,814,385	35,487,106	130,827,944	131,486,748	109,461,798	112,611,597

Contract owners’ equity at end of period	$26,056,358	21,934,428	55,562,440	37,814,385	141,038,642	130,827,944	124,822,507	109,461,798

CHANGE IN UNITS:
Beginning units	511,393	571,880	958,037	927,362	854,052	937,161	2,909,367	3,243,676
Units purchased	36,489	37,930	456,922	234,590	8,048	9,465	451,884	375,907
Units redeemed	(81,492)	(98,417)	(328,876)	(203,915)	(101,361)	(92,574)	(596,514)	(710,216)

Ending units	466,390	511,393	1,086,083	958,037	760,739	854,052	2,764,737	2,909,367

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMCG		AMINS		AMMCGS		AMSRS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(219)	(195)	(1,654)	(1,192)	(59,852)	(47,475)	(170,235)	(107,500)
Realized gain (loss) on investments	2,999	602	686	281	350,949	230,589	1,224,146	921,915
Change in unrealized gain (loss) on investments	(2,539)	3,505	12,216	6,678	(334,119)	645,314	2,012,144	981,140
Reinvested capital gains	1,252	643	1,801	5,136	449,889	165,824	332,853	586,266

Net increase (decrease) in contract owners’ equity resulting from operations	1,493	4,555	13,049	10,903	406,867	994,252	3,398,908	2,381,821

Equity transactions:
Purchase payments received from contract owners (note 4)	3,684	2,859	(18)	-	143,363	15,396	87,761	42,063
Transfers between funds	-	-	812	-	(138,031)	(119,740)	(323,804)	(694,651)
Redemptions (notes 2, 3, and 4)	(8,254)	(4,392)	(2,115)	(13,170)	(494,035)	(284,460)	(1,741,925)	(1,378,368)
Adjustments to maintain reserves	(28)	473	(3)	10	200	(25)	(124)	550

Net equity transactions	(4,598)	(1,060)	(1,324)	(13,160)	(488,503)	(388,829)	(1,978,092)	(2,030,406)

Net change in contract owners’ equity	(3,105)	3,495	11,725	(2,257)	(81,636)	605,423	1,420,816	351,415
Contract owners’ equity at beginning of period	18,266	14,771	114,213	116,470	3,763,408	3,157,985	16,255,760	15,904,345

Contract owners’ equity at end of period	$15,161	18,266	125,938	114,213	3,681,772	3,763,408	17,676,576	16,255,760

CHANGE IN UNITS:
Beginning units	-	-	6,331	7,137	62,642	72,408	387,171	446,891
Units purchased	-	-	45	-	8,648	12,706	11,265	7,868
Units redeemed	-	-	(108)	(806)	(15,770)	(22,472)	(51,827)	(67,588)

Ending units	-	-	6,268	6,331	55,520	62,642	346,609	387,171

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMTB		NOTB4		NOTG4		NOTMG4
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$666,650	516,064	(87,345)	12,100	(52,829)	(3,217)	(70,140)	5,376
Realized gain (loss) on investments	15,117	(436,992)	123,714	(114,989)	30,019	(62,227)	81,434	(93,956)
Change in unrealized gain (loss) on investments	(1,108,845)	834,815	438,925	233,121	476,445	173,119	541,577	231,249
Reinvested capital gains	-	-	-	123,258	-	-	-	55,340

Net increase (decrease) in contract owners’ equity resulting from operations	(427,078)	913,887	475,294	253,490	453,635	107,675	552,871	198,009

Equity transactions:
Purchase payments received from contract owners (note 4)	266,061	359,865	19,211	6,704	1,733	140,450	174,974	20,411
Transfers between funds	5,550,799	1,173,044	(31,338)	(55,468)	(32,179)	20,483	81,377	(120,003)
Redemptions (notes 2, 3, and 4)	(6,013,560)	(6,867,839)	(2,068,307)	(2,159,417)	(376,868)	(755,498)	(1,088,686)	(899,312)
Adjustments to maintain reserves	(64)	(21)	28	49	(94)	66	6	83

Net equity transactions	(196,764)	(5,334,951)	(2,080,406)	(2,208,132)	(407,408)	(594,499)	(832,329)	(998,821)

Net change in contract owners’ equity	(623,842)	(4,421,064)	(1,605,112)	(1,954,642)	46,227	(486,824)	(279,458)	(800,812)
Contract owners’ equity at beginning of period	58,404,599	62,825,663	8,101,778	10,056,420	4,591,418	5,078,242	6,654,569	7,455,381

Contract owners’ equity at end of period	$57,780,757	58,404,599	6,496,666	8,101,778	4,637,645	4,591,418	6,375,111	6,654,569

CHANGE IN UNITS:
Beginning units	4,872,120	5,359,460	663,596	851,617	357,033	407,232	515,358	597,271
Units purchased	713,806	718,571	17,353	12,434	15,869	18,017	23,524	11,155
Units redeemed	(733,789)	(1,205,911)	(179,494)	(200,455)	(45,034)	(68,216)	(83,104)	(93,068)

Ending units	4,852,137	4,872,120	501,455	663,596	327,868	357,033	455,778	515,358

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMUBA		PMVAAD		PMVEBD		PMVFAD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$891	1,215	3,964,023	1,211,685	405,241	354,430	705,669	542,121
Realized gain (loss) on investments	1	(34)	277,733	(551,472)	(31,499)	(83,687)	(111,260)	(269,513)
Change in unrealized gain (loss) on investments	(1,609)	1,178	1,305,467	1,364,870	(967,346)	234,660	(2,193,240)	964,385
Reinvested capital gains	1,095	-	-	-	-	-	28,402	-

Net increase (decrease) in contract owners’ equity resulting from operations	378	2,359	5,547,223	2,025,083	(593,604)	505,403	(1,570,429)	1,236,993

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	3,139,165	550,108	1,964,258	871,078	1,682,131	1,321,563
Transfers between funds	1,155	1,160	(1,025,317)	(2,069,757)	931,647	(458,715)	1,541,181	(554,649)
Redemptions (notes 2, 3, and 4)	-	(4)	(4,036,561)	(3,178,677)	(851,329)	(720,092)	(1,255,644)	(1,501,312)
Adjustments to maintain reserves	(2)	(7)	19	335	(1,541)	3,271	(454)	1,721

Net equity transactions	1,153	1,149	(1,922,694)	(4,697,991)	2,043,035	(304,458)	1,967,214	(732,677)

Net change in contract owners’ equity	1,531	3,508	3,624,529	(2,672,908)	1,449,431	200,945	396,785	504,316
Contract owners’ equity at beginning of period	60,602	57,094	39,785,248	42,458,156	13,183,494	12,982,549	16,100,326	15,596,010

Contract owners’ equity at end of period	$62,133	60,602	43,409,777	39,785,248	14,632,925	13,183,494	16,497,111	16,100,326

CHANGE IN UNITS:
Beginning units	5,557	5,450	3,210,312	3,633,506	1,124,699	1,163,994	1,257,045	1,330,616
Units purchased	104	157	449,251	181,386	373,022	249,126	365,395	268,225
Units redeemed	-	(50)	(600,466)	(604,580)	(199,882)	(288,421)	(212,869)	(341,796)

Ending units	5,661	5,557	3,059,097	3,210,312	1,297,839	1,124,699	1,409,571	1,257,045

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVFHA		PMVFHV		PMVHYD		PMVIV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$6,390	32,197	8	-	13,305	11,776	55,392	21,672
Realized gain (loss) on investments	1,473	6,976	-	-	1,022	517	7,183	114
Change in unrealized gain (loss) on investments	(26,177)	(8,301)	(39)	-	(3,826)	4,386	(40,859)	39,231
Reinvested capital gains	4,717	-	12	-	-	-	-	1,310

Net increase (decrease) in contract owners’ equity resulting from operations	(13,597)	30,872	(19)	-	10,501	16,679	21,716	62,327

Equity transactions:
Purchase payments received from contract owners (note 4)	-	39,517	1,334	-	94,579	10,001	2,410,934	1,113,755
Transfers between funds	(49,423)	(139,911)	-	-	39,126	36,725	539,014	352,645
Redemptions (notes 2, 3, and 4)	(2,025)	(10,832)	-	-	(57,216)	(1,237)	(281,827)	(103)
Adjustments to maintain reserves	(13)	63	1	-	7	60	(26)	71

Net equity transactions	(51,461)	(111,163)	1,335	-	76,496	45,549	2,668,095	1,466,368

Net change in contract owners’ equity	(65,058)	(80,291)	1,316	-	86,997	62,228	2,689,811	1,528,695
Contract owners’ equity at beginning of period	598,302	678,593	-	-	319,218	256,990	1,785,712	257,017

Contract owners’ equity at end of period	$533,244	598,302	1,316	-	406,215	319,218	4,475,523	1,785,712

CHANGE IN UNITS:
Beginning units	44,853	53,592	-	-	22,789	19,301	158,115	23,677
Units purchased	1,701	9,264	130	-	9,446	5,347	290,576	136,272
Units redeemed	(5,690)	(18,003)	-	-	(4,006)	(1,859)	(54,115)	(1,834)

Ending units	40,864	44,853	130	-	28,229	22,789	394,576	158,115

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLAD		PMVRA		PMVRSD		PMVSTA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(4,313,874)	(1,469,131)	32,576	2,927	14,889	5,338	(350,984)	(218,811)
Realized gain (loss) on investments	(1,292,652)	(3,411,418)	1,993	993	43,203	(3,719)	(18,331)	(289,238)
Change in unrealized gain (loss) on investments	(4,654,512)	9,543,778	2,125	30,832	27,504	1,175	(951,130)	717,820
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,261,038)	4,663,229	36,694	34,752	85,596	2,794	(1,320,445)	209,771

Equity transactions:
Purchase payments received from contract owners (note 4)	21,344,738	10,316,746	226,119	198,323	199,721	-	14,022,477	7,269,633
Transfers between funds	50,761,813	25,427,108	91,867	5,541	120,832	(14,934)	8,994,336	5,644,425
Redemptions (notes 2, 3, and 4)	(48,529,075)	(37,048,496)	(9,855)	(4,213)	(14,984)	(1,756)	(7,469,597)	(9,830,985)
Adjustments to maintain reserves	43,780	(18,290)	(10)	44	(12)	11	(856)	4,461

Net equity transactions	23,621,256	(1,322,932)	308,121	199,695	305,557	(16,679)	15,546,360	3,087,534

Net change in contract owners’ equity	13,360,218	3,340,297	344,815	234,447	391,153	(13,885)	14,225,915	3,297,305
Contract owners’ equity at beginning of period	385,654,909	382,314,612	500,024	265,577	109,299	123,184	72,446,111	69,148,806

Contract owners’ equity at end of period	$399,015,127	385,654,909	844,839	500,024	500,452	109,299	86,672,026	72,446,111

CHANGE IN UNITS:
Beginning units	33,384,385	33,581,573	44,679	26,395	18,383	20,926	6,979,158	6,714,306
Units purchased	8,653,557	9,041,727	28,556	21,303	99,238	2,155	3,505,239	3,443,545
Units redeemed	(6,693,228)	(9,238,915)	(1,378)	(3,019)	(51,838)	(4,698)	(2,015,591)	(3,178,693)

Ending units	35,344,714	33,384,385	71,857	44,679	65,783	18,383	8,468,806	6,979,158

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRD		PVEIB		PVGOB		PVIGIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$788,614	1,862,832	(200,256)	(13,079)	(90,142)	(75,573)	(12,606)	(1,679)
Realized gain (loss) on investments	(9,160,983)	(612,281)	339,485	(52,039)	838,278	231,208	114,381	2,065
Change in unrealized gain (loss) on investments	(20,432,515)	18,955,727	4,763,920	553,944	(306,982)	1,300,481	36,721	44,874
Reinvested capital gains	17,543,957	3,970,314	747,127	181,488	614,172	249,686	28,797	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,260,927)	24,176,592	5,650,276	670,314	1,055,326	1,705,802	167,293	45,260

Equity transactions:
Purchase payments received from contract owners (note 4)	37,824,142	21,985,939	31,694,306	5,448,071	6,246	43,119	4,924,895	297,460
Transfers between funds	(383,876,506)	16,741,128	8,165,784	2,018,524	(1,926,148)	2,312,481	1,700,890	494,526
Redemptions (notes 2, 3, and 4)	(34,650,629)	(34,203,238)	(1,505,939)	(473,618)	(898,042)	(512,063)	(105,540)	(889)
Adjustments to maintain reserves	(26,279)	41,271	18	105	(115)	145	(65)	(9)

Net equity transactions	(380,729,272)	4,565,100	38,354,169	6,993,082	(2,818,059)	1,843,682	6,520,180	791,088

Net change in contract owners’ equity	(391,990,199)	28,741,692	44,004,445	7,663,396	(1,762,733)	3,549,484	6,687,473	836,348
Contract owners’ equity at beginning of period	392,233,920	363,492,228	10,559,349	2,895,953	7,331,681	3,782,197	836,348	-

Contract owners’ equity at end of period	$243,721	392,233,920	54,563,794	10,559,349	5,568,948	7,331,681	7,523,821	836,348

CHANGE IN UNITS:
Beginning units	31,967,426	31,717,096	775,830	222,349	296,081	208,365	61,993	-
Units purchased	7,887,622	8,397,388	2,801,573	655,345	12,540	193,045	526,401	70,369
Units redeemed	(39,834,940)	(8,147,058)	(387,721)	(101,864)	(122,073)	(105,329)	(96,485)	(8,376)

Ending units	20,108	31,967,426	3,189,682	775,830	186,548	296,081	491,909	61,993

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVTIGB		ROCSC		TRHS2		VVGGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(67,965)	75,174	2,026	1,188	(5,544,092)	(4,433,248)	28,735	3,838
Realized gain (loss) on investments	304,338	(751,407)	(4,678)	(8,793)	7,627,230	9,717,089	(94,530)	133,222
Change in unrealized gain (loss) on investments	123,847	779,652	55,788	(20,551)	10,988,591	46,156,054	(57,762)	(48,044)
Reinvested capital gains	539,447	-	-	3,672	24,046,326	18,506,482	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	899,667	103,419	53,136	(24,484)	37,118,055	69,946,377	(123,557)	89,016

Equity transactions:
Purchase payments received from contract owners (note 4)	8,075,163	1,891,244	7,650	-	50,322,993	22,552,047	86,162	536,145
Transfers between funds	(952,680)	(7,123,103)	2,953	(12,188)	(7,232,327)	(21,440,570)	(431,651)	26,023
Redemptions (notes 2, 3, and 4)	(447,559)	(738,100)	(77,517)	(7,653)	(30,905,500)	(22,663,254)	-	(93,943)
Adjustments to maintain reserves	451	660	13	1	(1,094)	1,428	(25)	(9)

Net equity transactions	6,675,375	(5,969,299)	(66,901)	(19,840)	12,184,072	(21,550,349)	(345,514)	468,216

Net change in contract owners’ equity	7,575,042	(5,865,880)	(13,765)	(44,324)	49,302,127	48,396,028	(469,071)	557,232
Contract owners’ equity at beginning of period	12,232,619	18,098,499	226,558	270,882	330,365,126	281,969,098	813,315	256,083

Contract owners’ equity at end of period	$19,807,661	12,232,619	212,793	226,558	379,667,253	330,365,126	344,244	813,315

CHANGE IN UNITS:
Beginning units	527,036	889,855	15,761	17,421	5,988,488	6,515,519	67,883	20,955
Units purchased	399,235	185,989	674	234	1,318,286	1,169,946	12,223	111,499
Units redeemed	(139,011)	(548,808)	(4,893)	(1,894)	(1,128,134)	(1,696,977)	(54,828)	(64,571)

Ending units	787,260	527,036	11,542	15,761	6,178,640	5,988,488	25,278	67,883

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWBF		VWEM		VWHA		VWHAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$203,469	310,394	(60,711)	93,175	(109,042)	(38,805)	(590,115)	(184,848)
Realized gain (loss) on investments	(38,316)	(404,312)	452,387	304,885	(253,354)	(1,057,079)	4,981,146	(2,482,287)
Change in unrealized gain (loss) on investments	(456,402)	419,534	(2,514,356)	1,091,025	2,181,572	2,538,676	1,191,092	6,934,842
Reinvested capital gains	-	-	320,208	409,091	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(291,249)	325,616	(1,802,472)	1,898,176	1,819,176	1,442,792	5,582,123	4,267,707

Equity transactions:
Purchase payments received from contract owners (note 4)	40,453	32,832	44,795	57,851	832	37	5,326,621	1,370,607
Transfers between funds	194	(264,955)	(314,429)	(910,548)	(275,156)	(314,918)	9,658,669	49,982
Redemptions (notes 2, 3, and 4)	(567,412)	(466,249)	(903,624)	(1,614,221)	(1,053,392)	(915,913)	(4,314,631)	(1,859,168)
Adjustments to maintain reserves	(157)	(416)	(111)	(186)	27	(66)	68	165

Net equity transactions	(526,922)	(698,788)	(1,173,369)	(2,467,104)	(1,327,689)	(1,230,860)	10,670,727	(438,414)

Net change in contract owners’ equity	(818,171)	(373,172)	(2,975,841)	(568,928)	491,487	211,932	16,252,850	3,829,293
Contract owners’ equity at beginning of period	5,777,855	6,151,027	14,940,718	15,509,646	10,733,908	10,521,976	29,759,795	25,930,502

Contract owners’ equity at end of period	$4,959,684	5,777,855	11,964,877	14,940,718	11,225,395	10,733,908	46,012,645	29,759,795

CHANGE IN UNITS:
Beginning units	222,231	253,821	410,863	493,694	509,129	597,024	4,447,956	4,531,754
Units purchased	7,022	18,733	16,767	10,780	-	39,396	5,557,866	1,859,425
Units redeemed	(27,511)	(50,323)	(49,289)	(93,611)	(50,468)	(127,291)	(4,151,209)	(1,943,223)

Ending units	201,742	222,231	378,341	410,863	458,661	509,129	5,854,613	4,447,956

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VRVDRA		SVDF		SVOF		WFVOG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(22,539)	(467)	(1,011)	(795)	(4,044)	(2,318)	(288)	(231)
Realized gain (loss) on investments	206,460	(325,189)	3,747	2,005	15,109	15,968	2,550	78
Change in unrealized gain (loss) on investments	2,259,575	175,530	(12,309)	22,455	36,044	16,242	(2,164)	4,626
Reinvested capital gains	215,359	32,823	5,209	4,668	15,611	19,832	2,202	1,205

Net increase (decrease) in contract owners’ equity resulting from operations	2,658,855	(117,303)	(4,364)	28,333	62,720	49,724	2,300	5,678

Equity transactions:
Purchase payments received from contract owners (note 4)	4,712,799	846,314	309	509	3,297	872	-	-
Transfers between funds	6,166,116	(464,628)	-	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(398,036)	(42,890)	(4,673)	(3,117)	(42,997)	(33,943)	(5,702)	(12)
Adjustments to maintain reserves	(22)	343,302	(34)	(97)	785	146	(14)	13

Net equity transactions	10,480,857	682,098	(4,398)	(2,705)	(38,915)	(32,925)	(5,716)	1

Net change in contract owners’ equity	13,139,712	564,795	(8,762)	25,628	23,805	16,799	(3,416)	5,679
Contract owners’ equity at beginning of period	2,251,819	1,687,024	75,362	49,734	286,110	269,311	19,518	13,839

Contract owners’ equity at end of period	$15,391,531	2,251,819	66,600	75,362	309,915	286,110	16,102	19,518

CHANGE IN UNITS:
Beginning units	215,053	188,313	-	-	-	-	403	403
Units purchased	1,001,646	154,321	-	-	-	-	-	-
Units redeemed	(198,845)	(127,581)	-	-	-	-	(112)	-

Ending units	1,017,854	215,053	-	-	-	-	291	403

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WFVSCG		HVSIT		DWVVLS		IVKMG2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,363,629)	(1,623,663)	(209,607)	(243,599)	44,453	31,104	-	(66,859)
Realized gain (loss) on investments	6,248,928	6,597,645	(4,097,943)	(1,124,226)	(6,565)	(63,348)	-	(4,628,635)
Change in unrealized gain (loss) on investments	(13,702,220)	40,369,257	(861,945)	2,241,899	(17,868)	(113,435)	-	(211,614)
Reinvested capital gains	17,489,357	5,832,761	4,778,744	1,147,365	246,144	110,827	-	4,067,445

Net increase (decrease) in contract owners’ equity resulting from operations	7,672,436	51,176,000	(390,751)	2,021,439	266,164	(34,852)	-	(839,663)

Equity transactions:
Purchase payments received from contract owners (note 4)	33,497,518	7,695,940	41,614	42,708	47,762	26,781	-	(100,245)
Transfers between funds	(7,239,048)	(9,117,686)	(14,686,487)	(1,028,480)	(2,577,356)	(255,355)	-	(13,612,814)
Redemptions (notes 2, 3, and 4)	(11,367,265)	(10,580,292)	(1,593,406)	(1,889,748)	(63,470)	(88,857)	-	(595,013)
Adjustments to maintain reserves	107	(42)	(3,244)	250	(23)	7	-	193,476

Net equity transactions	14,891,312	(12,002,080)	(16,241,523)	(2,875,270)	(2,593,087)	(317,424)	-	(14,114,596)

Net change in contract owners’ equity	22,563,748	39,173,920	(16,632,274)	(853,831)	(2,326,923)	(352,276)	-	(14,954,259)
Contract owners’ equity at beginning of period	135,768,382	96,594,462	16,632,274	17,486,105	2,326,923	2,679,199	-	14,954,259

Contract owners’ equity at end of period	$158,332,130	135,768,382	-	16,632,274	-	2,326,923	-	-

CHANGE IN UNITS:
Beginning units	2,454,772	2,719,852	690,065	814,651	120,519	138,474	-	740,367
Units purchased	950,701	712,997	96,112	103,633	4,076	12,200	-	31,667
Units redeemed	(727,437)	(978,077)	(786,177)	(228,219)	(124,595)	(30,155)	-	(772,034)

Ending units	2,678,036	2,454,772	-	690,065	-	120,519	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VYDS		GVDIVI		GVDIV2		NVMLV1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(699)	-	150,677	-	3,780,193	-	12,371
Realized gain (loss) on investments	-	23,576	-	(1,076,727)	-	(21,222,686)	-	(1,983,705)
Change in unrealized gain (loss) on investments	-	(12,110)	-	606,641	-	10,584,849	-	641,489
Reinvested capital gains	-	9,744	-	-	-	-	-	949,299

Net increase (decrease) in contract owners’ equity resulting from operations	-	20,511	-	(319,409)	-	(6,857,644)	-	(380,546)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	15,744	-	690,755	-	17,181
Transfers between funds	-	(177,930)	-	(1,827,936)	-	(43,754,810)	-	(2,471,408)
Redemptions (notes 2, 3, and 4)	-	(5,024)	-	(180,150)	-	(3,046,927)	-	(240,171)
Adjustments to maintain reserves	-	18	-	(7,480)	-	(6,810)	-	51

Net equity transactions	-	(182,936)	-	(1,999,822)	-	(46,117,792)	-	(2,694,347)

Net change in contract owners’ equity	-	(162,425)	-	(2,319,231)	-	(52,975,436)	-	(3,074,893)
Contract owners’ equity at beginning of period	-	162,425	-	2,319,231	-	52,975,436	-	3,074,893

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	5,849	-	230,954	-	3,212,335	-	140,058
Units purchased	-	-	-	29,632	-	652,334	-	8,962
Units redeemed	-	(5,849)	-	(260,586)	-	(3,864,669)	-	(149,020)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMLV2		NVLM2		NVLCA2
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	174,976	-	(170,954)	-	(170,437)
Realized gain (loss) on investments	-	(54,039,806)	-	(433,200)	-	(519,117)
Change in unrealized gain (loss) on investments	-	17,609,902	-	(699,184)	-	(370,242)
Reinvested capital gains	-	27,160,406	-	1,120,928	-	218,908

Net increase (decrease) in contract owners’ equity resulting from operations	-	(9,094,522)	-	(182,410)	-	(840,888)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	2,099,876	-	576,558	-	1,936,350
Transfers between funds	-	(71,270,134)	-	(16,921,490)	-	(23,428,639)
Redemptions (notes 2, 3, and 4)	-	(4,868,892)	-	(961,999)	-	(371,961)
Adjustments to maintain reserves	-	209	-	(43)	-	(1,234)

Net equity transactions	-	(74,038,941)	-	(17,306,974)	-	(21,865,484)

Net change in contract owners’ equity	-	(83,133,463)	-	(17,489,384)	-	(22,706,372)
Contract owners’ equity at beginning of period	-	83,133,463	-	17,489,384	-	22,706,372

Contract owners’ equity at end of period	$-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	4,690,827	-	1,309,996	-	1,555,557
Units purchased	-	690,223	-	274,218	-	249,810
Units redeemed	-	(5,381,050)	-	(1,584,214)	-	(1,805,367)

Ending units	-	-	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LINCOLN FUNDS
Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Allspring Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Allspring Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, contract owners were not invested in this fund.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)	9/27/2021
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)	6/24/2021
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)	5/6/2021
Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)	4/30/2021
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)	4/16/2021
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)	2/16/2021
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	11/19/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	9/14/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	8/18/2020
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	7/1/2020
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	7/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	6/4/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/19/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/19/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/5/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)		12/16/2021
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)		12/29/2020

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)	Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)	4/30/2021
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
AFGC	American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1	American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1	5/1/2021
AFHY	American Funds Insurance Series(R) - American High-Income Trust: Class 1	American Funds Insurance Series(R) - High-Income Bond Fund: Class 1	5/1/2021
AMVBC4	American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4	American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4	5/1/2021
CLVHY2	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
IVMCC2	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVAG2	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	5/1/2021
OVB	Invesco - Invesco V.I. Core Bond Fund: Series I	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGIS	Invesco - Invesco V.I. Main Street Fund: Series II	Invesco Oppenheimer V.I. Main Street Fund: Series II	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVGSS	Invesco - Invesco V.I. Global Fund: Series II	Invesco Oppenheimer V.I. Global Fund: Series II	5/1/2021
OVMS	Invesco - Invesco V.I. Conservative Balanced Fund: Series I	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSBS	Invesco - Invesco V.I. Global Strategic Income Fund: Series II	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
OVSCS	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

WRPAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II	7/1/2021
WRPCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II	7/1/2021
WRPMAP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II	7/1/2021
WRPMAV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II	7/1/2021
WRPMCP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II	7/1/2021
WRPMCV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II	7/1/2021
WRPMMV	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II	7/1/2021
WRPMP	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
EIF2	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NJNDE2	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMV2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVAMVZ	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	8/31/2021
NVLCP2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	9/7/2021
NVMGA2	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II	5/1/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVMMG2	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNMO2	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVNSR2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVOLG2	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
VWHAS	VanEck VIP Trust - Global Resources Fund: Class S	VanEck VIP Trust - Global Hard Assets Fund: Class S	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVAA	Allspring Variable Trust - VT Index Asset Allocation Fund: Class 2	Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2	10/11/2021
WFVOG2	Allspring Variable Trust - VT Omega Growth Fund: Class 2	Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $553,529,464 and $395,141,048, respectively, and total transfers from the Separate Account to the fixed account were $153,911,383 and $177,646,483, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$65,604,055,220	$-	$-	$65,604,055,220

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$6,762	$116,848
ALVDAA	1,454	6,441
ALVDAB	768,173	15,546,067
ALVGIB	226,619	451,653
ALVIVB	2,304,274	1,207,298
ALVSVA	120,066	169,867
ALVSVB	38,672,497	38,400,422
ALMCS	199,071	58,635
AAEIP3	42,682	3,766
ARLPE3	24,581	80,168
ACVB	1,875,449	3,444,453
ACVCA	10,961	12,719
ACVI	1,111	3,491
ACVIG	4,888,774	2,862,696
ACVIG2	713,065	563,080
ACVIP1	1,080,240	68,271
ACVIP2	93,482,910	18,626,225
ACVMV1	888,077	1,571,774
ACVMV2	23,451,361	33,483,679
ACVV2	40,534,167	10,238,764
AFGC	71,881	34,875
AFGF	2,119,502	1,361,516
AFHY	244,314	369,069
AMVBC4	1,851,582	85,291
AMVCB4	416,129	2,693
AMVGS4	240,104	16,651
AMVI4	488,909	153,259
AMVNW4	384,362	12,663
AVPAP2	9,884,034	107,367,760
BRVED3	35,754,172	50,049,194
BRVHY3	31,335,811	6,456,952
BRVTR3	137,500,589	23,568,460
MLVGA3	73,318,190	37,013,774
DCAP	3,165,669	35,655,941
DCAPS	10,157,405	113,710,858
DGI	1,379,405	1,661,265
DSIF	16,267,623	28,645,168
DSIFS	7,377,251	163,096,838
DSRG	1,602,542	4,709,235
DVDLS	9,172	249,107
DVMCSS	4,838,061	5,683,074
DVSCS	2,770,561	18,589,161
CHSMM	4,138,753	2,831,368
CLVHY2	6,883,844	2,587,679
DWVSVS	12,226,239	10,988,997
ETVFR	39,223,607	10,834,203
FQB	316,427	640,953
FQBS	933,857	1,610,196
FVU2S	37,784	75,330
FAMP	2,497,535	10,709,019
FB2	228,189,325	26,913,093
FC2	130,008,499	2,808,182
FEI2	71,457,426	27,031,164
FEIP	37,147,836	32,208,273
FEMS2	36,430,684	9,989,871
FF10S	296,493	968,072
FF10S2	42,695,323	42,258,279
FF20S	1,061,654	1,457,709
FF20S2	30,755,144	56,548,035
FF30S	1,576,414	1,632,069
FF30S2	16,586,568	7,151,360
FG2	260,038,858	43,125,620
FGI2	158,615,463	90,896,977
FGP	119,807,453	60,456,463
FHIP	2,700,786	4,301,729
FIGBP2	289,805,975	30,659,353
FIGBS	2,343,351	3,926,805
FMC2	40,125,623	54,910,535
FMCS	3,435,583	2,222,025
FNRS2	27,155,097	20,596,178
FO2	22,047,258	10,478,973
FOP	4,701,056	5,805,140

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FRESS2	20,123,268	3,988,742
FVSS	3,062,558	1,136,086
FVSS2	898,002	910,174
FTVDM2	1,098,753	2,064,426
FTVFA2	2,609,030	12,718,590
FTVGI2	3,339,087	10,359,688
FTVIS2	17,288,063	22,397,548
FTVMD2	97,562	369,785
FTVRD2	1,543,487	39,773,028
FTVSI2	194,318	402,246
FTVSV2	4,628,861	20,507,631
TIF2	1,628,015	4,018,065
GVGMNS	1,878,245	1,159,903
GVMSAS	2,558,492	406,682
GVSSCS	246,557	156,869
RSRF	47,250	885
RVARS	2,697,794	2,251,418
ACEG2	1,478,685	7,766,019
IVBRA1	20,374	80,633
IVMCC2	316,418	4,331,094
OVAG	2,428,965	2,752,907
OVAG2	3,159,948	3,878,192
OVB	2,061,251	2,689,737
OVGI	1,017,114	15,125,290
OVGIS	14,768,886	231,238,036
OVGS	8,229,851	16,872,486
OVGSS	15,973,340	16,256,691
OVIG	543,606	409,426
OVIGS	16,839,316	86,134,999
OVMS	2,338,266	3,531,133
OVSB	182,588	302,681
OVSBS	403,789	603,718
OVSC	795,384	855,340
OVSCS	16,197,034	20,869,235
WRASP	17,589,441	22,028,370
WRENG	1,016	1,836
WRHIP	7,399,714	8,484,346
WRMCG	82,642,522	40,310,000
WRPAP	913	337
WRPCP	2,188,897	2,213,918
WRPMAP	5,463,563	6,233,547
WRPMAV	163,373	328,989
WRPMCP	886,581	967,476
WRPMCV	50,199	1,459,903
WRPMMV	148,326	5,379,538
WRPMP	1,367,071	2,742,129
JPICB2	29,188,182	1,674,783
JPMMV1	1,855,049	2,259,429
JABS	53,494,870	2,874,103
JACAS	24,076,231	32,784,092
JAFBS	39,309,199	8,171,078
JAGTS	94,951,886	26,649,451
JAIGS	959,272	5,760,339
JAMGS	440,012	459,118
LZREMS	6,502,150	50,387,417
LDVS	2,674,719	160,984
LOVSDC	957,383	397,984
LOVTRC	38,039,024	2,709,694
MNCPS2	254,924	33,046
M2IGSS	1,159,454	1,009,407

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

M3GRES	141,428	2,971
MNDSC	46,997,237	9,543,228
MV2RIS	10,316,823	285,571
MV3MVS	26,973,094	3,585,986
MVBRES	858,482	43,746
MVFSC	26,175,594	47,547,919
MVIGSC	27,979,523	829,508
MVIVSC	34,916,475	20,122,833
MVRBSS	1,538,954	27,710
MVUSC	49,543	71,138
MGRFV	236	1,324
MSEM	52,957	183,619
MSEMB	55,804	19,727
MSGI2	9,257,141	2,065,608
MSVEG2	42,036,110	15,177,818
MSVF2	1,742,382	1,697,784
MSVFI	466,710	472,522
MSVRE	1,951	2,801
MSVREB	18	539
VKVGR2	77,505	122,263
DTRTFB	10,717,448	1,139,023
EIF	689,091	956,223
EIF2	82,149,448	60,893,492
GBF	30,277,167	33,833,829
GBF2	506,636	264,309
GEM	505,310	1,101,002
GEM2	55,004,327	6,787,665
GIG	605,441	1,733,177
GVAAA2	179,865,964	593,832,759
GVABD2	581,720,739	192,310,545
GVAGG2	61,766,083	27,706,775
GVAGI2	198,488,279	455,189,828
GVAGR2	311,157,242	61,464,308
GVDMA	30,499,013	71,788,764
GVDMC	11,112,705	85,343,010
GVEX1	241,634	7,364
GVEX2	481,403,239	29,924,014
GVIDA	42,892,285	23,214,161
GVIDC	46,802,169	156,364,982
GVIDM	31,375,828	241,455,040
GVIX2	3,387,465	1,623,975
GVIX8	33,405,981	6,794,379
HIBF	6,713,572	8,806,085
IDPG2	56,292,661	76,210,895
IDPGI2	24,634,793	32,988,473
MCIF	78,429,622	24,023,848
MCIF2	2,283,103	130,018
MSBF	51,190,271	48,595,896
NAMAA2	129,833,917	69,028,101
NAMGI2	71,807,711	52,487,698
NCPG2	11,766,597	100,612,373
NCPGI2	11,842,626	48,961,615
NJMMA2	20,230,947	991,358
NJNDE2	29,865,593	2,519,329
NVAMV1	484,891	5,443,225
NVAMV2	769,979	17,109,999
NVAMVX	1,417,519	697,191
NVAMVZ	22,236,581	46,468,769
NVBX	285,712	1,710,155
NVCBD1	348,296	1,029,387

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NVCBD2	27,296,490	10,334,949
NVCCA2	6,133,086	311,614,333
NVCCN2	67,813,671	140,198,853
NVCMA2	18,857,210	33,677,476
NVCMC2	9,275,239	88,852,197
NVCMD2	6,097,929	276,577,651
NVCRA2	26,421,831	10,531,423
NVCRB2	5,050,068	221,209,073
NVDBL2	30,898,969	183,850,715
NVDCA2	29,145,876	165,231,532
NVFIII	22,308,514	1,472,385
NVGEII	31,012,657	1,909,573
NVIE6	2,023,465	7,345,168
NVLCP2	23,282,189	102,534,156
NVLCPP	502,506,399	11,945,521
NVMGA2	61,208,932	11,645,492
NVMIG1	2,020,380	4,350,830
NVMIG6	121,850,261	27,240,923
NVMIVX	325,822	319,318
NVMIVZ	156,813,453	32,384,049
NVMLG1	2,985,673	2,039,102
NVMLG2	45,922,631	24,250,196
NVMM2	3,134,090	1,860,365
NVMMG1	32,775,177	26,980,657
NVMMG2	44,844,907	31,851,778
NVMMV1	172,026	109,627
NVMMV2	7,667,147	30,551,530
NVNMO1	2,149,054	9,157,143
NVNMO2	5,360,855	8,226,435
NVNSR1	524,463	360,310
NVNSR2	25,126,782	16,317,033
NVOLG1	55,866,782	53,089,506
NVOLG2	390,411,432	51,152,560
NVRE1	1,324,004	4,548,554
NVRE2	7,151,922	10,930,704
NVSIX2	63,083,980	12,715,685
NVSTB2	43,414,225	24,806,815
NVTIV3	680,276	168,906,210
SAM	264,147,236	266,163,473
SCF	4,116,962	11,731,844
SCF2	22,299,150	11,383,120
SCGF	1,375,382	2,611,719
SCGF2	17,899,451	8,242,083
SCVF	786,194	3,477,214
SCVF2	14,701,201	9,167,077
TRF	7,337,193	16,769,800
TRF2	16,816,495	18,136,991
AMCG	5,188	8,705
AMINS	2,966	4,140
AMMCGS	880,701	979,367
AMSRS	841,013	2,656,384
AMTB	8,424,501	7,954,551
NOTB4	229,962	2,397,743
NOTG4	83,943	544,086
NOTMG4	290,915	1,193,390
PMUBA	3,472	331
PMVAAD	8,595,238	6,553,927
PMVEBD	4,033,445	1,583,629
PMVFAD	4,340,753	1,639,014
PMVFHA	35,707	76,047

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

PMVFHV	1,362	8
PMVHYD	148,335	58,541
PMVIV	3,141,922	418,410
PMVLAD	61,334,060	42,070,422
PMVRA	359,092	18,384
PMVRSD	673,652	353,193
PMVSTA	27,227,683	12,031,452
PMVTRD	72,863,964	435,234,358
PVEIB	41,531,179	2,630,156
PVGOB	922,409	3,216,323
PVIGIB	7,367,597	831,160
PVTIGB	9,812,156	2,665,550
ROCSC	14,329	79,218
TRHS2	50,622,386	19,934,568
VVGGS	214,545	531,301
VWBF	408,969	732,269
VWEM	922,460	1,836,183
VWHA	59,991	1,496,744
VWHAS	33,012,090	22,931,546
VRVDRA	12,167,203	1,493,505
SVDF	5,518	5,693
SVOF	19,186	47,293
WFVOG2	2,202	5,991
WFVSCG	51,411,327	21,394,385
HVSIT	6,544,742	18,217,225
DWVVLS	379,890	2,682,363

	$8,292,166,641	$7,842,451,825

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2021	0.40%			12,916	$20.78			$268,365	0.24%	12.91%
2020	0.40%			18,898	18.40			347,712	2.16%	8.81%
2019	0.40%			19,109	16.91			323,129	2.51%	17.73%
2018	0.40%			24,863	14.36			357,099	1.65%	-6.79%
2017	0.40%			30,764	15.41			474,039	1.82%	15.16%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2021	0.60%			4,093	15.25			62,410	1.90%	9.02%
2020	0.60%			4,485	13.99			62,732	1.82%	4.39%
2019	0.60%			4,030	13.40			53,995	2.05%	14.82%
2018	0.60%			4,197	11.67			48,975	1.88%	-7.63%
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2021	0.95%	to	2.20%	100,102	39.84	to	38.98	4,398,361	0.64%	26.62%	to	25.03%
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.40%	to	2.40%	290,594	10.07	to	9.35	2,806,014	1.86%	10.41%	to	8.19%
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.40%	to	0.60%	24,079	24.99	to	24.56	599,151	0.73%	35.40%	to	35.13%
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2021	0.40%	to	2.85%	2,421,295	34.37	to	41.92	138,828,800	0.60%	35.06%	to	31.74%
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2021	0.95%	to	1.05%	10,071	48.36	to	47.47	480,315	0.00%	2.96%	to	2.86%
2020	0.95%	to	1.05%	10,992	46.97	to	46.15	509,767	0.00%	62.70%	to	62.53%
2019	0.95%	to	1.05%	10,997	28.87	to	28.39	313,636	0.00%	28.40%	to	28.27%
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2021	0.40%	to	0.60%	8,676	8.52	to	8.41	73,628	2.45%	37.22%	to	36.95%
2020	0.40%			3,988	6.21			24,770	3.26%	-25.43%
2019	0.40%			2,758	8.33			22,970	1.69%	19.93%
2018	0.40%			2,662	6.94			18,486	1.73%	-19.28%
2017	0.40%			2,975	8.60			25,596	2.70%	-1.23%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2021	0.60%			6,940	16.24			112,676	4.16%	23.19%
2020	0.60%			11,330	13.18			149,335	13.58%	8.60%
2019	0.60%			5,727	12.14			69,504	0.00%	39.00%
2018	0.60%			5,727	8.73			50,003	0.00%	-12.69%		*	***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2021	0.80%	to	1.40%	480,096	51.34	to	51.13	26,589,335	0.72%	14.84%	to	14.15%
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.80%	to	1.40%	458,710	41.36	to	35.82	16,736,276	1.08%	22.66%	to	21.92%
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2021	0.95%	to	2.40%	86,686	41.05	to	37.40	3,843,755	0.82%	22.17%	to	20.38%
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2021	0.40%	to	0.60%	250,449	12.08	to	11.87	3,012,724	3.55%	6.19%	to	5.97%
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.40%	to	2.85%	17,959,497	15.90	to	12.26	288,065,984	3.19%	5.84%	to	3.24%
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.40%	to	1.40%	325,364	24.87	to	34.03	10,504,015	1.15%	22.71%	to	21.48%
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2021	0.40%	to	2.85%	4,593,421	37.63	to	31.25	178,524,133	1.04%	22.52%	to	19.51%
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2021	0.40%	to	2.50%	885,477	30.24	to	35.29	36,013,669	1.84%	23.78%	to	21.18%
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2021	1.30%			17,175	40.03			687,566	1.52%	-1.74%
2020	1.30%			17,811	40.74			725,635	2.03%	8.66%
2019	1.30%			16,091	37.50			603,338	2.18%	4.32%
2018	1.30%			17,972	35.94			645,953	2.01%	-0.41%
2017	1.30%			18,957	36.09			684,134	1.53%	0.51%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2021	1.30%			43,683	397.75			17,375,021	0.46%	20.71%
2020	1.30%			46,920	329.52			15,461,329	0.56%	50.48%
2019	1.30%			49,615	218.98			10,864,364	0.99%	29.41%
2018	1.30%			54,721	169.22			9,259,805	0.66%	-1.32%
2017	1.30%			62,814	171.48			10,771,585	0.67%	26.96%
American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)
2021	1.30%			5,145	79.60			409,537	3.73%	7.32%
2020	1.30%			6,943	74.17			514,946	9.15%	6.80%
2019	1.30%			7,182	69.44			498,748	6.45%	11.38%
2018	1.30%			6,474	62.35			403,644	5.17%	-3.43%
2017	1.30%			11,741	64.56			757,997	6.21%	5.86%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2021	0.40%	to	1.45%	204,215	15.42	to	14.79	3,085,728	1.59%	27.00%	to	25.66%
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2021	0.40%	to	0.60%	47,995	13.24	to	13.14	631,823	2.71%	14.22%	to	13.99%
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2021	0.40%	to	0.60%	56,798	15.60	to	15.48	880,112	0.00%	6.00%	to	5.79%
2020	0.60%			43,527	14.64			637,018	0.13%	28.61%
2019	0.60%			47,375	11.38			539,073	0.00%	30.46%
2018	0.60%			16,712	8.72			145,761	0.00%	-12.77%		*	***
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2021	0.40%	to	1.15%	55,554	11.55	to	12.69	639,291	2.42%	-2.11%	to	-2.84%
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2021	0.95%	to	1.35%	29,929	13.91	to	13.82	415,042	0.81%	3.64%	to	3.22%
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2021	0.40%	to	2.85%	38,311,866	18.02	to	14.52	682,553,219	1.35%	12.05%	to	9.30%
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2021	0.40%	to	2.85%	13,407,076	19.07	to	16.15	238,259,220	1.28%	19.82%	to	16.87%
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2021	0.40%	to	2.55%	4,942,037	12.73	to	11.88	63,267,127	4.10%	4.81%	to	2.54%
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2021	0.40%	to	2.85%	46,245,716	11.76	to	9.96	510,155,837	1.38%	-2.08%	to	-4.49%
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2021	0.40%	to	2.75%	16,077,316	25.65	to	18.95	352,943,929	0.82%	5.99%	to	3.49%
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2021	0.40%	to	1.50%	7,562	39.48	to	52.89	316,876	0.25%	26.27%	to	24.87%
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2021	0.80%	to	1.40%	324,886	59.44	to	51.07	16,926,571	0.47%	24.63%	to	23.87%
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.80%	to	1.40%	2,422,495	101.29	to	110.83	274,133,955	1.14%	27.38%	to	26.62%
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2021	1.45%	to	1.55%	11,520	57.68	to	56.58	663,173	0.76%	26.26%	to	26.13%
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	0.80%	to	1.40%	555,601	75.95	to	84.53	50,019,348	0.76%	25.98%	to	25.22%
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2021	0.95%	to	2.25%	21,937	29.81	to	29.97	730,186	0.00%	15.06%	to	13.55%
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2021	0.40%	to	2.85%	2,480,470	18.83	to	15.56	42,797,568	0.43%	25.06%	to	21.98%
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.40%	to	2.55%	1,143,765	40.09	to	53.95	67,131,236	0.71%	25.64%	to	22.93%
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2021	0.75%	to	1.35%	836,847	9.64	to	9.47	8,204,248	0.07%	-0.69%	to	-1.29%
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2021	0.40%	to	2.40%	1,018,946	12.59	to	11.45	12,250,764	5.04%	4.37%	to	2.27%
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.40%	to	2.85%	3,716,839	23.99	to	19.33	81,105,921	0.59%	33.48%	to	30.20%
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2021	0.40%	to	2.75%	7,443,287	12.45	to	10.19	83,996,540	2.88%	3.21%	to	0.78%
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.80%	to	1.40%	250,338	19.78	to	17.55	4,469,733	2.56%	-2.18%	to	-2.78%
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2021	0.95%	to	2.30%	915,778	16.95	to	13.12	14,069,764	2.27%	-2.60%	to	-3.92%
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2021	0.95%	to	1.85%	47,630	12.58	to	12.20	590,460	1.55%	17.13%	to	16.07%
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	0.80%	to	1.40%	1,381,586	47.89	to	42.86	90,202,727	1.55%	9.04%	to	8.38%
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2021	0.40%	to	2.55%	58,022,390	20.42	to	18.05	1,121,307,676	0.76%	17.52%	to	14.98%
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2021	0.40%	to	2.75%	2,980,286	39.29	to	52.39	206,269,586	0.02%	27.00%	to	24.01%
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2021	0.40%	to	2.85%	9,481,876	26.94	to	28.84	373,846,650	1.70%	24.11%	to	21.06%
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	0.80%	to	1.40%	2,538,148	68.76	to	78.45	294,257,351	1.87%	23.89%	to	23.15%
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2021	0.40%	to	2.50%	3,494,272	13.52	to	12.51	45,571,869	2.37%	-2.80%	to	-4.85%
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.80%	to	1.40%	251,352	22.02	to	20.02	5,098,162	0.89%	4.95%	to	4.31%
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2021	0.95%	to	2.85%	14,022,493	24.54	to	16.81	299,900,615	0.79%	4.59%	to	2.59%
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.80%	to	1.40%	355,112	24.30	to	22.09	7,958,695	0.97%	8.59%	to	7.93%
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2021	1.10%	to	2.75%	16,526,244	26.15	to	19.76	407,506,690	0.82%	8.06%	to	6.26%
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.80%	to	1.40%	662,336	27.16	to	24.70	16,625,901	0.98%	11.34%	to	10.67%
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2021	1.10%	to	2.60%	3,465,488	30.09	to	23.32	96,637,719	0.90%	10.84%	to	9.16%
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	0.40%	to	2.85%	11,354,636	48.37	to	52.94	815,237,269	0.00%	22.41%	to	19.40%
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2021	0.40%	to	2.55%	41,953,858	20.61	to	18.22	819,699,089	2.31%	25.14%	to	22.44%
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	0.80%	to	1.40%	2,300,262	109.32	to	130.30	599,962,755	0.00%	22.23%	to	21.49%
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	0.80%	to	1.40%	755,660	29.29	to	28.84	32,034,989	5.21%	3.58%	to	2.95%
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2021	0.40%	to	2.90%	70,214,482	16.62	to	12.02	1,168,004,763	1.86%	-1.29%	to	-3.77%
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.80%	to	1.40%	809,337	18.43	to	16.45	13,519,931	1.89%	-1.52%	to	-2.11%
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2021	0.40%	to	2.85%	3,651,445	32.00	to	51.38	243,048,750	0.34%	24.81%	to	21.74%
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.80%	to	1.40%	599,734	33.97	to	30.89	18,792,939	0.50%	24.50%	to	23.75%
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.40%	to	2.85%	5,360,513	13.97	to	10.79	70,934,510	2.34%	54.21%	to	50.43%
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2021	0.40%	to	2.85%	3,422,634	16.88	to	28.46	123,151,475	0.34%	18.91%	to	15.99%
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	0.80%	to	1.40%	1,132,197	43.95	to	40.79	58,706,528	0.52%	18.74%	to	18.02%
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2021	0.40%	to	2.50%	1,617,815	18.99	to	15.79	27,886,678	1.11%	38.09%	to	35.18%
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.80%	to	1.40%	150,168	46.12	to	40.93	6,300,910	1.51%	32.41%	to	31.61%
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2021	1.10%	to	2.30%	106,536	60.73	to	48.23	6,107,777	1.21%	31.88%	to	30.28%
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.80%	to	2.50%	576,771	13.85	to	12.13	7,597,400	0.88%	-6.49%	to	-8.10%
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.40%	to	2.65%	4,690,626	31.47	to	15.38	83,164,730	1.76%	11.24%	to	8.72%
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.40%	to	2.85%	8,613,994	9.09	to	7.59	70,707,342	0.00%	-5.37%	to	-7.70%
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.40%	to	2.85%	10,933,413	29.00	to	16.59	223,080,666	4.64%	16.29%	to	13.43%
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2021	0.40%	to	0.60%	43,815	17.36	to	17.06	756,446	2.69%	18.65%	to	18.41%
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2021	0.40%	to	0.60%	123,686	11.94	to	11.74	1,470,705	3.09%	1.70%	to	1.50%
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2021	0.40%	to	2.90%	1,371,223	33.80	to	39.69	76,141,515	0.99%	24.86%	to	21.73%
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.75%	to	2.45%	1,117,196	9.45	to	18.73	24,682,119	1.83%	3.38%	to	1.61%
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.40%	to	2.50%	724,944	15.17	to	13.72	10,869,659	0.00%	15.71%	to	13.27%
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.40%	to	2.10%	378,957	11.38	to	10.69	4,159,712	1.99%	4.42%	to	2.63%
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2021	0.40%	to	0.60%	22,617	26.03	to	25.58	585,996	0.24%	23.00%	to	22.76%
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017	0.40%			34,198	17.41			595,327	0.44%	10.78%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2021	0.40%	to	0.60%	4,704	12.55	to	12.45	58,735	0.55%	23.30%	to	23.06%
2020	0.40%			677	10.18			6,889	0.86%	4.51%
2019	0.40%			637	9.74			6,202	0.58%	5.12%
2018	0.40%			565	9.26			5,233	0.00%	-7.38%		*	***
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.40%	to	2.55%	1,353,251	12.29	to	10.17	14,921,942	0.00%	7.67%	to	5.35%
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2021	1.75%	to	2.20%	8,800	35.00	to	33.48	298,670	0.00%	9.69%	to	9.19%
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2021	0.40%			13,627	15.61			212,672	2.75%	9.11%
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2021	0.40%	to	2.75%	684,761	23.76	to	18.86	14,370,003	0.24%	22.37%	to	19.49%
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.80%	to	1.40%	638,955	27.12	to	23.77	15,493,235	0.00%	18.15%	to	17.43%
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2021	0.75%	to	2.50%	1,016,856	17.35	to	16.84	17,435,493	0.00%	17.90%	to	15.82%
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)
2021	0.80%	to	1.40%	660,187	19.35	to	18.04	15,597,351	2.05%	-2.43%	to	-3.03%
2020	0.80%	to	1.40%	713,808	19.83	to	18.60	17,447,533	3.20%	8.83%	to	8.17%
2019	0.80%	to	1.40%	696,890	18.22	to	17.19	15,381,560	3.37%	8.65%	to	7.99%
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2021	1.50%			206	49.58			10,213	0.58%	25.32%
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.40%	to	1.40%	1,313,803	27.37	to	111.89	156,425,451	0.00%	15.03%	to	13.87%
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2021	0.65%	to	2.80%	2,473,958	22.84	to	46.11	149,514,243	0.00%	14.42%	to	11.95%
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.40%	to	0.60%	102,472	18.41	to	18.10	1,875,545	0.00%	9.78%	to	9.56%
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2021	1.30%	to	1.95%	93,240	14.34	to	13.64	1,327,277	0.00%	8.69%	to	7.97%
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
2021	0.80%	to	1.40%	534,144	38.33	to	37.38	24,750,638	1.47%	9.75%	to	9.08%
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.80%	to	1.40%	121,425	11.37	to	10.75	1,318,923	4.50%	-4.19%	to	-4.77%
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2021	0.75%	to	2.25%	396,751	11.17	to	9.72	4,148,246	4.21%	-4.29%	to	-5.73%
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.80%	to	1.40%	188,721	35.63	to	32.40	6,196,020	0.37%	21.57%	to	20.84%
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2021	0.40%	to	2.85%	1,950,036	39.40	to	46.68	125,000,639	0.18%	21.77%	to	18.78%
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.40%	to	2.85%	6,634,744	24.79	to	18.08	139,284,839	1.53%	10.00%	to	7.29%
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	0.40%	to	0.60%	12,683	5.78	to	5.73	72,793	1.52%	41.43%	to	41.15%
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019	0.40%			1,519	6.49			9,861	0.00%	3.06%
2018	0.40%			372	6.30			2,343	0.00%	-37.01%		*	***
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.40%	to	2.85%	4,229,804	14.54	to	13.18	62,803,120	5.88%	5.64%	to	3.04%
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.40%	to	2.85%	6,603,501	41.53	to	32.64	247,038,804	0.00%	15.89%	to	13.04%
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2021	0.60%			566	23.97			13,567	1.64%	18.22%
2020	0.60%			573	20.28			11,618	1.44%	15.01%
2019	0.40%	to	0.60%	567	17.63			9,996	3.59%	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017	0.60%			584	15.12			8,833	0.50%	19.12%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)
2021	0.40%			130,486	21.18			2,763,495	2.84%	9.74%
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	12.22%
2019	0.40%			64,536	17.20			1,109,891	2.15%	14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2021	0.40%	to	0.60%	1,342,740	28.97	to	28.27	38,899,207	1.86%	16.41%	to	16.18%
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2021	0.40%	to	0.60%	279,455	18.42	to	18.11	5,126,524	1.48%	14.78%	to	14.55%
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)
2021	0.40%	to	0.60%	233,945	23.69	to	23.13	5,542,275	2.02%	11.92%	to	11.70%
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)
2021	0.40%	to	0.60%	765,393	26.14	to	25.51	19,992,603	1.95%	14.20%	to	13.97%
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2021	0.40%	to	2.40%	4,284,078	10.48	to	10.02	43,969,725	1.48%	-2.06%	to	-4.02%
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2021	0.80%	to	1.40%	254,025	47.17	to	42.38	10,925,940	0.93%	28.85%	to	28.07%
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.40%	to	2.60%	1,553,302	16.06	to	34.71	63,346,214	0.78%	16.44%	to	13.87%
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.40%	to	2.75%	2,333,749	49.03	to	69.05	161,514,389	0.00%	22.11%	to	19.23%
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2021	0.40%	to	2.85%	10,411,631	11.94	to	10.12	116,071,445	1.68%	-1.51%	to	-3.93%
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.40%	to	2.85%	7,809,725	60.03	to	50.36	331,555,238	0.11%	17.27%	to	14.39%
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.75%	to	2.55%	1,318,051	14.71	to	34.08	35,576,053	1.01%	12.44%	to	10.40%
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2021	0.40%	to	1.45%	67,197	36.55	to	33.34	2,424,353	0.23%	16.08%	to	14.85%
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2021	0.40%	to	1.30%	159,967	11.31	to	10.45	1,760,927	2.18%	5.04%	to	4.10%
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class (LDVS)
2021	0.40%	to	0.60%	242,107	10.87	to	10.86	2,632,220	3.06%	8.74%	to	8.59%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2021	0.40%	to	1.45%	123,878	10.90	to	10.25	1,328,637	3.17%	0.22%	to	-0.83%
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.40%	to	2.85%	8,596,904	11.75	to	10.20	95,604,158	2.37%	-0.64%	to	-3.09%
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2021	0.40%	to	1.45%	31,240	16.78	to	14.00	489,404	0.76%	8.43%	to	7.29%
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2021	0.95%	to	2.20%	294,019	26.95	to	24.74	7,631,288	0.03%	24.46%	to	22.89%
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2021	1.15%	to	1.45%	12,912	11.59	to	11.57	149,511	0.85%	15.95%	to	15.71%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2021	0.40%	to	2.80%	3,384,039	35.81	to	28.29	109,245,037	0.00%	1.17%	to	-1.27%
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2021	0.40%	to	2.00%	826,980	14.85	to	14.46	12,084,323	0.89%	10.82%	to	9.04%
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2021	0.95%	to	2.40%	1,765,410	16.05	to	17.25	30,902,234	0.96%	29.36%	to	27.47%
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2021	0.85%	to	1.45%	59,324	15.54	to	15.39	920,481	0.90%	28.09%	to	27.31%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2021	0.40%	to	2.90%	9,146,361	30.62	to	35.39	436,449,503	1.14%	24.66%	to	21.53%
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2021	0.40%	to	2.40%	3,116,725	13.64	to	12.92	41,442,278	0.46%	8.56%	to	6.38%
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2021	0.40%	to	2.85%	12,612,797	32.02	to	23.95	355,593,370	0.14%	9.84%	to	7.13%
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2021	0.85%	to	1.45%	172,528	10.31	to	10.21	1,771,429	3.15%	-1.91%	to	-2.50%
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2021	0.40%	to	1.45%	12,275	18.86	to	17.21	228,005	1.52%	13.37%	to	12.17%
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2021	0.40%			414	12.31			5,095	0.00%	0.68%
2020	0.40%			516	12.22			6,307	0.00%	6.95%
2019	0.40%			575	11.43			6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.80%	to	1.40%	32,027	35.66	to	30.74	999,139	4.95%	-2.81%	to	-3.40%
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2021	0.40%	to	1.85%	30,767	11.90	to	24.62	523,043	5.11%	-2.36%	to	-3.78%
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2021	0.40%	to	2.40%	1,540,627	13.84	to	12.08	19,819,332	2.39%	13.55%	to	11.27%
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)
2021	0.95%	to	2.40%	2,417,344	9.79	to	9.69	23,585,720	0.00%	-2.13%	to	-3.09%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2021	0.95%	to	2.45%	578,656	17.04	to	12.72	8,937,280	2.64%	-1.48%	to	-2.97%
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.80%	to	1.40%	133,512	16.97	to	15.43	2,088,181	3.86%	-1.12%	to	-1.72%
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2021	0.40%	to	2.40%	23,085	12.92	to	11.33	286,641	2.30%	23.34%	to	20.86%
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.40%	to	2.80%	1,852,314	11.05	to	10.10	19,713,773	2.90%	-0.84%	to	-3.23%
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.40%	to	0.60%	228,554	24.31	to	23.89	5,522,565	1.32%	19.81%	to	19.57%
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2021	0.40%	to	2.90%	10,467,255	29.25	to	29.78	449,727,685	1.12%	19.52%	to	16.52%
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.40%	to	2.90%	9,781,904	13.68	to	9.99	175,478,841	1.62%	-2.47%	to	-4.92%
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2021	0.95%	to	1.45%	49,757	9.68	to	9.60	480,113	1.68%	-3.29%	to	-3.78%
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.40%	to	1.40%	304,251	12.41	to	25.92	7,229,036	0.92%	-7.65%	to	-8.57%
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2021	0.75%	to	2.80%	2,689,124	12.32	to	27.28	95,131,558	0.87%	-8.20%	to	-10.10%
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.40%	to	1.40%	743,635	16.70	to	18.95	14,121,921	2.48%	12.21%	to	11.08%
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.40%	to	3.00%	305,685,329	36.63	to	19.18	7,511,968,439	1.11%	14.25%	to	11.27%
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.40%	to	3.00%	302,194,849	14.15	to	10.12	3,951,560,486	1.98%	-1.11%	to	-3.69%
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.40%	to	2.85%	14,886,721	34.86	to	28.44	526,405,469	0.00%	15.54%	to	12.70%
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.40%	to	3.00%	155,446,323	34.78	to	22.44	4,423,082,796	1.05%	23.15%	to	19.94%
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.40%	to	2.85%	30,419,590	49.45	to	37.38	1,419,514,990	0.00%	21.05%	to	18.07%
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.40%	to	3.05%	20,474,930	23.92	to	25.07	717,200,554	0.16%	13.17%	to	10.16%
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.40%	to	2.85%	30,541,468	18.85	to	16.41	657,441,046	0.20%	6.28%	to	3.67%
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.80%			72,347	16.99			1,228,963	2.35%	27.34%
2020	0.80%			58,407	13.34			779,131	1.88%	33.40%			****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2021	0.40%	to	2.85%	63,920,248	33.01	to	26.60	1,916,772,063	2.27%	27.58%	to	24.44%
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.40%	to	2.95%	6,084,448	39.53	to	28.84	227,807,472	0.13%	15.04%	to	12.10%
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.40%	to	2.85%	34,836,218	16.75	to	12.48	574,679,401	0.22%	2.34%	to	-0.18%
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.40%	to	3.00%	73,533,531	21.59	to	20.22	2,002,539,973	0.19%	9.87%	to	7.01%
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2021	0.40%	to	1.45%	373,545	15.52	to	14.16	5,653,110	3.37%	10.09%	to	8.93%
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2021	0.40%	to	2.60%	11,283,499	13.58	to	11.07	149,568,578	2.82%	9.91%	to	7.48%
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.40%	to	2.50%	2,029,175	14.16	to	22.01	53,785,718	4.62%	4.54%	to	2.34%
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2021	0.40%	to	2.85%	79,500,071	16.51	to	13.30	1,201,464,804	0.18%	11.56%	to	8.82%
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2021	0.40%	to	2.85%	35,957,659	14.89	to	12.00	489,674,450	0.19%	7.14%	to	4.51%
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.40%	to	2.80%	7,270,935	38.54	to	46.24	420,558,123	1.29%	23.76%	to	20.78%
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2021	0.95%	to	1.45%	203,283	15.88	to	15.75	3,214,268	1.73%	22.82%	to	22.20%
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.40%	to	2.85%	11,592,574	17.01	to	13.42	218,845,979	5.63%	4.82%	to	2.24%
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2021	0.40%	to	2.85%	189,340,615	16.55	to	13.75	2,910,566,956	0.00%	12.26%	to	9.50%
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2021	0.40%	to	2.75%	38,256,023	20.67	to	17.30	737,253,728	0.21%	21.96%	to	19.09%
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2021	0.40%	to	2.85%	90,803,864	17.07	to	13.75	1,416,717,465	0.15%	14.95%	to	12.12%
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2021	0.40%	to	2.85%	42,838,012	15.31	to	12.34	599,427,265	0.15%	9.64%	to	6.94%
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2021	0.40%	to	1.95%	2,741,466	10.90	to	10.53	29,271,216	3.20%	6.64%	to	4.98%
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
2021	0.40%	to	1.95%	2,576,767	17.57	to	16.97	44,351,609	0.34%	27.42%	to	25.43%
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.80%	to	1.40%	912,757	43.65	to	40.42	37,274,539	1.23%	33.45%	to	32.65%
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2021	0.40%	to	2.85%	2,043,608	44.92	to	32.77	79,819,886	0.99%	33.79%	to	30.50%
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.80%	to	1.40%	385,404	15.80	to	15.68	6,052,560	1.43%	33.63%	to	32.82%
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2021	0.40%	to	2.85%	11,992,913	15.84	to	15.33	187,263,537	1.09%	33.81%	to	30.53%
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.40%	to	0.60%	105,005	11.46	to	11.37	1,200,855	1.77%	-2.47%	to	-2.67%
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018	0.60%			16,971	10.18			172,727	2.90%	1.78%		*	***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.80%	to	1.40%	207,005	15.41	to	14.18	2,969,316	1.78%	-1.82%	to	-2.41%
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2021	0.40%	to	2.90%	8,606,445	15.98	to	11.11	116,947,528	1.79%	-1.64%	to	-4.11%
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2021	0.40%	to	2.95%	121,505,952	25.11	to	16.38	2,443,533,515	0.17%	15.29%	to	12.34%
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2021	0.40%	to	2.70%	47,157,538	17.71	to	12.01	675,177,195	0.11%	3.96%	to	1.56%
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2021	0.40%	to	2.75%	16,993,711	26.53	to	17.59	354,589,573	0.16%	17.59%	to	14.81%
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2021	0.40%	to	2.95%	40,815,042	20.07	to	13.52	680,077,679	0.14%	8.59%	to	5.81%
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2021	0.40%	to	3.40%	123,502,905	23.37	to	14.47	2,341,290,262	0.16%	13.01%	to	9.61%
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2021	0.40%	to	2.70%	5,473,421	39.68	to	18.39	118,151,859	0.13%	19.62%	to	16.86%
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2021	0.40%	to	3.10%	113,628,707	21.53	to	14.05	2,013,484,975	0.16%	10.55%	to	7.56%
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.40%	to	2.95%	70,464,357	24.38	to	17.55	1,506,404,226	0.20%	7.81%	to	5.05%
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.40%	to	2.65%	51,530,744	31.39	to	23.51	1,412,057,968	0.17%	11.71%	to	9.19%
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.40%	to	2.40%	3,195,180	10.97	to	10.39	34,193,536	1.24%	-2.42%	to	-4.38%
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.40%	to	2.40%	2,930,870	15.17	to	14.37	43,379,497	1.72%	21.38%	to	18.94%
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2021	0.40%	to	2.80%	3,502,801	14.55	to	10.04	41,878,046	2.24%	11.95%	to	9.25%
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2021	0.80%	to	1.45%	40,555	16.27	to	14.87	630,668	0.35%	-1.72%	to	-2.37%
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2021	0.40%	to	2.85%	48,708,497	9.92	to	9.85	481,818,755	3.23%	-0.80%	to	-1.46%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2021	0.40%	to	2.85%	29,761,850	14.83	to	11.88	390,613,736	3.64%	4.01%	to	1.45%
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.80%	to	1.40%	1,554,725	18.75	to	17.89	28,002,819	0.37%	-1.87%	to	-2.47%
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2021	0.40%	to	2.90%	10,844,176	23.84	to	15.83	209,508,046	0.20%	-1.81%	to	-4.27%
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.80%	to	1.40%	169,230	12.90	to	12.81	2,169,305	3.29%	9.69%	to	9.03%
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2021	0.40%	to	2.90%	15,544,285	12.93	to	12.54	198,371,983	3.01%	9.84%	to	7.08%
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.80%	to	1.40%	306,158	45.72	to	42.08	13,032,023	0.00%	39.32%	to	38.48%
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2021	0.40%	to	2.90%	4,373,691	47.09	to	33.00	175,813,389	0.00%	39.31%	to	35.82%
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2021	0.95%	to	1.45%	142,905	9.85	to	9.77	1,398,478	0.00%	-0.95%	to	-1.45%
2020	1.35%			12,575	9.92			124,759	0.00%	-0.79%		*	***
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.80%	to	1.40%	6,168,000	38.40	to	35.34	220,644,760	0.12%	-5.47%	to	-6.04%
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2021	0.40%	to	2.90%	4,260,944	38.40	to	27.68	143,982,094	0.00%	-5.31%	to	-7.69%
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2021	0.40%	to	0.60%	31,910	23.25	to	22.85	735,911	0.88%	23.71%	to	23.46%
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.40%	to	2.90%	8,751,029	31.68	to	21.82	235,464,529	0.74%	23.52%	to	20.42%
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.80%	to	1.40%	2,959,489	32.00	to	29.45	88,053,178	0.30%	25.56%	to	24.80%
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II (NVNMO2)
2021	0.40%	to	2.85%	1,803,208	32.87	to	23.62	51,630,555	0.22%	25.92%	to	22.82%
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	0.80%	to	1.40%	77,964	33.13	to	30.49	2,408,066	0.33%	25.80%	to	25.03%
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II (NVNSR2)
2021	0.40%	to	2.90%	4,161,778	36.33	to	24.45	123,921,744	0.32%	26.25%	to	23.08%
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.40%	to	1.50%	8,981,264	27.19	to	11.54	539,546,722	0.52%	29.72%	to	15.41%
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2021	0.40%	to	2.90%	12,644,828	65.83	to	47.71	724,423,317	0.63%	29.40%	to	26.15%
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.80%	to	1.40%	2,016,971	26.62	to	24.51	49,969,174	1.08%	45.57%	to	44.69%
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2021	0.40%	to	2.85%	4,572,952	54.85	to	19.31	105,252,118	0.87%	45.74%	to	42.16%
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.40%	to	2.80%	9,060,427	25.37	to	20.54	209,538,965	0.90%	13.74%	to	11.00%
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.40%	to	2.85%	16,839,858	12.16	to	8.63	175,883,719	1.06%	-0.99%	to	-3.42%
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.40%	to	2.55%	1,571,139	19.98	to	15.16	27,192,723	2.24%	9.96%	to	7.59%
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.40%	to	2.75%	56,976,060	10.03	to	7.14	670,472,324	0.00%	-0.40%	to	-2.75%
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.40%	to	1.40%	648,193	30.49	to	117.34	75,978,903	0.00%	30.31%	to	29.01%
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	0.40%	to	2.85%	1,112,472	37.49	to	45.09	69,765,465	0.00%	29.99%	to	26.79%
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.80%	to	1.40%	294,897	28.68	to	25.15	7,584,535	0.00%	9.43%	to	8.76%
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2021	0.40%	to	2.85%	1,159,135	36.46	to	37.01	59,233,597	0.00%	9.60%	to	6.91%
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.40%	to	1.40%	466,390	22.98	to	55.92	25,931,310	0.00%	31.51%	to	30.19%
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	0.40%	to	2.85%	1,086,083	32.00	to	36.24	55,561,610	0.00%	31.05%	to	27.83%
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.80%	to	1.40%	760,739	74.42	to	77.48	140,363,843	0.76%	20.91%	to	20.18%
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2021	0.40%	to	2.90%	2,764,737	31.62	to	32.36	124,781,722	0.52%	21.09%	to	18.05%
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2021	1.25%	to	2.25%	6,268	21.60	to	18.23	125,938	0.32%	11.94%	to	10.80%
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.80%	to	2.50%	55,520	23.11	to	56.56	3,681,772	0.00%	11.82%	to	9.91%
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.80%	to	2.35%	346,609	46.81	to	42.62	17,657,350	0.37%	22.49%	to	20.58%
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.40%	to	2.90%	4,852,137	11.55	to	7.97	57,767,611	2.57%	0.34%	to	-2.18%
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2021	1.30%	to	2.45%	501,455	13.50	to	12.12	6,496,666	0.54%	6.88%	to	5.63%
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2021	1.30%	to	2.50%	327,868	14.84	to	13.27	4,637,645	0.70%	10.67%	to	9.33%
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2021	1.30%	to	2.85%	455,778	14.73	to	11.92	6,375,111	0.74%	9.28%	to	7.57%
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2021	0.40%	to	0.60%	5,661	11.04	to	10.96	62,133	1.99%	0.79%	to	0.58%
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2021	0.40%	to	2.80%	3,059,097	14.52	to	12.60	43,367,124	10.90%	15.58%	to	12.79%
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2021	0.40%	to	2.40%	1,297,839	12.43	to	10.42	14,629,822	4.39%	-3.04%	to	-4.98%
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2021	0.40%	to	2.75%	1,409,571	13.52	to	9.99	16,497,111	5.77%	-7.98%	to	-10.15%
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2021	0.40%	to	0.60%	40,864	13.05	to	12.83	533,244	1.57%	-2.35%	to	-2.54%
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2021	1.05%			130	10.12			1,316	1.25%	-3.08%		*	***
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2021	0.40%	to	0.60%	28,229	14.49	to	14.24	406,215	4.38%	3.13%	to	2.92%
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2021	0.40%	to	1.45%	394,576	11.67	to	10.81	4,475,523	2.79%	1.50%	to	0.43%
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019	0.40%			23,677	10.86			257,017	3.31%	8.03%
2018	0.40%			1,696	10.05			17,043	0.43%	0.49%		*	***
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2021	0.40%	to	2.90%	35,344,714	12.93	to	9.37	398,995,721	0.42%	-1.42%	to	-3.90%
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2021	0.40%	to	0.60%	71,857	11.77	to	11.56	844,839	5.03%	5.02%	to	4.81%
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2021	0.40%	to	1.45%	65,783	7.90	to	7.21	500,452	4.65%	32.58%	to	31.18%
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2021	0.40%	to	2.85%	8,468,806	10.84	to	9.41	86,672,026	0.99%	-0.55%	to	-3.00%
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2021	1.30%	to	1.50%	20,108	12.18	to	11.92	242,427	1.68%	-2.64%	to	-2.84%
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.40%	to	2.40%	3,189,682	16.02	to	16.31	54,563,794	0.75%	26.79%	to	24.25%
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.95%	to	2.45%	186,548	30.79	to	28.33	5,568,948	0.00%	21.49%	to	19.65%
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2021	0.40%	to	2.15%	491,909	15.55	to	15.10	7,523,821	1.08%	14.48%	to	12.47%
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	1.15%	to	2.85%	787,260	26.40	to	19.10	19,714,613	1.05%	7.57%	to	5.72%
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2021	0.40%	to	0.60%	11,542	18.46	to	18.14	212,793	1.38%	28.30%	to	28.04%
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.40%	to	2.85%	6,178,640	70.13	to	52.45	379,495,777	0.00%	12.38%	to	9.61%
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2021	0.40%	to	1.45%	25,278	14.46	to	9.34	344,244	8.11%	-14.35%	to	-15.26%
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2021	0.80%	to	1.40%	201,742	21.80	to	21.12	4,947,081	5.11%	-4.82%	to	-5.40%
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.80%	to	1.40%	378,341	36.04	to	30.96	11,950,296	0.91%	-12.57%	to	-13.10%
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.80%	to	2.35%	458,661	37.70	to	7.46	11,176,423	0.43%	17.97%	to	16.13%
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
VanEck VIP Trust - Global Resources Fund: Class S (VWHAS)
2021	0.40%	to	2.85%	5,854,613	9.36	to	6.87	45,997,786	0.34%	18.20%	to	15.30%
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2021	0.40%	to	2.35%	1,017,854	15.53	to	14.73	15,391,531	1.09%	45.83%	to	42.98%
2020	0.40%	to	1.95%	215,053	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****
Allspring Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2021	1.40%			291	55.33			16,102	0.00%	13.36%
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.40%	to	2.75%	2,678,036	68.26	to	47.83	158,327,753	0.00%	7.21%	to	4.68%
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.